UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2017 (Unaudited)

	Principal	Value
	amount°	(US$)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.771% 9/26/33 ϕ	210,000	$231,794
Fannie Mae REMIC Trust
Series 2002-W11 AV1 1.577%
(LIBOR01M + 0.34%) 11/25/32 ●	833	815
Total Agency Asset-Backed Securities
(cost $209,914)		232,609

Agency Collateralized Mortgage
Obligations – 6.92%
Fannie Mae Connecticut Avenue
Securities
Series 2017-C05 1M2 3.437%
(LIBOR01M + 2.20%) 1/25/30 ●	1,685,000	1,663,095
Series 2017-C04 2M2 4.087%
(LIBOR01M + 2.85%) 11/25/29 ●	1,035,000	1,049,140
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	383	427
Series 2002-T4 A3 7.50% 12/25/41	7,478	8,443
Series 2004-T1 1A2 6.50% 1/25/44	6,351	7,279
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 Σ	1,053,051	204,903
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42 ●	15,715	18,161
Series 2004-W11 1A2 6.50% 5/25/44	26,954	31,000
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	22,839	25,747
Series 2001-50 BA 7.00% 10/25/41	35,187	40,232
Series 2002-90 A1 6.50% 6/25/42	6,316	7,299
Series 2002-90 A2 6.50% 11/25/42	18,192	20,798
Series 2003-38 MP 5.50% 5/25/23	242,288	258,033
Series 2005-70 PA 5.50% 8/25/35	135,067	151,846
Series 2005-110 MB 5.50% 9/25/35	41,440	43,289
Series 2008-15 SB 5.363% (6.60%
minus LIBOR01M, Cap 6.60%, Floor
0.00%) 8/25/36 Σ●	286,588	54,866
Series 2009-11 MP 7.00% 3/25/49	18,854	22,551
Series 2009-94 AC 5.00% 11/25/39	591,509	646,793
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,783,491
Series 2010-43 HJ 5.50% 5/25/40	212,610	235,053
Series 2010-96 DC 4.00% 9/25/25	1,427,681	1,521,662
Series 2010-116 Z 4.00% 10/25/40	37,003	39,223
Series 2012-98 MI 3.00% 8/25/31 Σ	2,999,537	335,285
Series 2012-99 AI 3.50% 5/25/39 Σ	1,256,364	155,328
Series 2010-129 SM
4.763% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 11/25/40 Σ●	2,220,874	344,152
Series 2012-115 MI 3.50% 3/25/42 Σ	669,108	83,060
Series 2012-120 WI 3.00% 11/25/27 Σ	2,940,832	282,484
Series 2012-122 SD
4.863% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 11/25/42 Σ●	3,348,969	654,848
Series 2012-125 MI 3.50% 11/25/42 Σ	59,409	12,425
Series 2012-137 AI 3.00% 12/25/27 Σ	1,386,994	130,109
Series 2012-139 NS 5.463% (6.70%
minus LIBOR01M, Cap 6.70%, Floor
0.00%) 12/25/42 Σ●	4,704,897	1,062,639
Series 2013-2 CS 4.913% (6.15%
minus LIBOR01M, Cap 6.15%, Floor
0.00%) 2/25/43 Σ●	3,575,182	702,278
Series 2013-6 ZJ 3.00% 2/25/43	57,042	52,877
Series 2013-7 EI 3.00% 10/25/40 Σ	1,784,458	234,400
Series 2013-20 IH 3.00% 3/25/33 Σ	96,978	13,785
Series 2013-23 IL 3.00% 3/25/33 Σ	81,666	11,369
Series 2013-26 ID 3.00% 4/25/33 Σ	2,171,336	308,654
Series 2013-28 YB 3.00% 4/25/43	52,000	50,303
Series 2013-31 MI 3.00% 4/25/33 Σ	721,412	103,079
Series 2013-31 NT 3.00% 4/25/43	48,489	49,165
Series 2013-38 AI 3.00% 4/25/33 Σ	2,060,164	286,597
Series 2013-41 HI 3.00% 2/25/33 Σ	3,695,536	417,978
Series 2013-43 IX 4.00% 5/25/43 Σ	9,358,768	2,226,895
Series 2013-44 DI 3.00% 5/25/33 Σ	6,408,292	915,432
Series 2013-44 Z 3.00% 5/25/43	68,920	64,285
Series 2013-45 PI 3.00% 5/25/33 Σ	367,639	52,078
Series 2013-55 AI 3.00% 6/25/33 Σ	3,760,540	541,810
Series 2013-59 PY 2.50% 6/25/43	290,000	268,169
Series 2013-62 PY 2.50% 6/25/43	23,000	21,002
Series 2013-69 IJ 3.00% 7/25/33 Σ	840,686	118,695
Series 2013-92 SA 4.713% (5.95%
minus LIBOR01M, Cap 5.95%, Floor
0.00%) 9/25/43 Σ●	5,463,187	1,161,132
Series 2013-103 SK 4.683% (5.92%
minus LIBOR01M, Cap 5.92%, Floor
0.00%) 10/25/43 Σ●	4,496,679	1,001,039
Series 2014-36 ZE 3.00% 6/25/44	1,758,108	1,634,246
Series 2014-68 BS
4.913% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 11/25/44 Σ●	3,177,018	620,374
Series 2014-72 KZ 3.00% 11/25/44	20,735	19,631
Series 2014-77 AI 3.00% 10/25/40 Σ	61,358	7,212
Series 2014-90 SA
4.913% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 1/25/45 Σ●	17,576,984	3,463,225
Series 2015-27 SA 5.213% (6.45%
minus LIBOR01M, Cap 6.45%, Floor
0.00%) 5/25/45 Σ●	1,178,095	248,489
Series 2015-40 GZ 3.50% 5/25/45	1,066,521	1,049,883
Series 2015-43 PZ 3.50% 6/25/45	1,063,266	1,096,936
Series 2015-44 AI 3.50% 1/25/34 Σ	73,608	11,012

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2015-44 Z 3.00% 9/25/43	3,555,816	$3,462,791
Series 2015-45 AI 3.00% 1/25/33 Σ	77,836	8,518
Series 2015-56 MI 3.50% 10/25/41 Σ	1,267,513	198,834
Series 2015-89 AZ 3.50% 12/25/45	342,241	335,395
Series 2015-90 AZ 3.00% 6/25/41	33,807	31,497
Series 2015-95 SH 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 1/25/46 Σ●	2,923,669	654,382
Series 2016-6 AI 3.50% 4/25/34 Σ	2,880,376	365,110
Series 2016-23 AI 3.50% 2/25/41 Σ	1,193,051	178,596
Series 2016-30 CI 3.00% 5/25/36 Σ	2,127,422	298,875
Series 2016-33 DI 3.50% 6/25/36 Σ	5,441,636	812,092
Series 2016-36 SB 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 3/25/43 Σ●	1,820,684	290,719
Series 2016-40 IO 3.50% 7/25/36 Σ	759,186	117,203
Series 2016-40 ZC 3.00% 7/25/46	845,065	786,839
Series 2016-50 IB 3.00% 2/25/46 Σ	307,239	44,995
Series 2016-55 SK 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 8/25/46 Σ●	2,393,074	543,099
Series 2016-62 SA 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 9/25/46 Σ●	4,774,184	1,137,672
Series 2016-64 CI 3.50% 7/25/43 Σ	2,777,071	404,360
Series 2016-74 GS 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 10/25/46 Σ●	3,540,764	852,175
Series 2016-79 JS 4.813% (6.05%
minus LIBOR01M, Cap 6.05%, Floor
0.00%) 11/25/46 Σ●	2,812,979	602,187
Series 2016-85 SA 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 11/25/46 Σ●	5,410,153	1,301,756
Series 2016-95 IO 3.00% 12/25/46 Σ	94,805	16,650
Series 2016-99 DI 3.50% 1/25/46 Σ	1,477,932	248,584
Series 2016-105 SA 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 1/25/47 Σ●	3,561,163	794,620
Series 2017-4 AI 3.50% 5/25/41 Σ	2,953,001	361,337
Series 2017-4 BI 3.50% 5/25/41 Σ	1,682,851	235,759
Series 2017-6 NI 3.50% 3/25/46 Σ	321,561	58,746
Series 2017-8 BZ 3.00% 2/25/47	2,550,440	2,378,737
Series 2017-8 SG 4.763% (6.00%
minus LIBOR01M, Cap 6.00%, Floor
0.00%) 2/25/47 Σ●	4,543,509	1,021,623
Series 2017-11 EI 3.00% 3/25/42 Σ	4,391,762	634,351
Series 2017-12 JI 3.50% 5/25/40 Σ	1,459,348	207,887
Series 2017-16 SM 4.813% (6.05%
minus LIBOR01M, Cap 6.05%, Floor
0.00%) 3/25/47 Σ●	5,601,193	1,215,536
Series 2017-16 WI 3.00% 1/25/45 Σ	974,722	133,800
Series 2017-16 YT 3.00% 7/25/46	682,000	677,910
Series 2017-21 ZD 3.50% 4/25/47	961,659	958,350
Series 2017-24 AI 3.00% 8/25/46 Σ	1,717,615	265,393
Series 2017-25 BL 3.00% 4/25/47	389,000	375,608
Series 2017-25 GS 5.463% (6.70%
minus LIBOR01M, Cap 6.70%, Floor
0.00%) 4/25/47 Σ●	5,561,291	898,156
Series 2017-39 CY 3.50% 5/25/47	2,227,000	2,242,036
Series 2017-40 GZ 3.50% 5/25/47	819,852	839,314
Series 2017-45 JZ 3.00% 6/25/47	285,841	260,148
Series 2017-45 ZK 3.50% 6/25/47	612,089	604,283
Series 2017-46 VG 3.50% 4/25/38	494,000	508,986
Series 2017-61 SB 4.913% (6.15%
minus LIBOR01M, Cap 6.15%, Floor
0.00%) 8/25/47 Σ●	7,624,755	1,751,900
Series 2017-69 SG 4.913% (6.15%
minus LIBOR01M, Cap 6.15%, Floor
0.00%) 9/25/47 Σ●	3,755,918	848,837
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	16,448	18,148
Series 2326 ZQ 6.50% 6/15/31	16,967	19,142
Series 2809 DC 4.50% 6/15/19	28,480	28,732
Series 3123 HT 5.00% 3/15/26	28,380	30,366
Series 3290 PE 5.50% 3/15/37	25,506	28,997
Series 3656 PM 5.00% 4/15/40	1,838,857	2,018,505
Series 3662 ZB 5.50% 8/15/36	55,337	61,681
Series 3939 EI 3.00% 3/15/26 Σ	1,064,014	68,221
Series 4030 IL 3.50% 4/15/27 Σ	39,433	3,813
Series 4050 EI 4.00% 2/15/39 Σ	3,050,833	326,600
Series 4065 DE 3.00% 6/15/32	350,000	355,697
Series 4097 VY 1.50% 8/15/42	50,000	42,139
Series 4101 WI 3.50% 8/15/32 Σ	1,647,615	265,476
Series 4102 KG 2.50% 9/15/42	12,000	10,613
Series 4109 AI 3.00% 7/15/31 Σ	5,698,505	634,293
Series 4120 IK 3.00% 10/15/32 Σ	4,808,247	660,570
Series 4122 LI 3.00% 10/15/27 Σ	54,386	5,529
Series 4135 AI 3.50% 11/15/42 Σ	2,773,133	571,344
Series 4142 HA 2.50% 12/15/32	45,368	45,702
Series 4146 IA 3.50% 12/15/32 Σ	2,486,392	382,024
Series 4150 PQ 2.50% 1/15/43	8,002	7,556
Series 4150 UI 3.50% 8/15/32 Σ	4,872,033	528,829
Series 4153 IB 2.50% 1/15/28 Σ	1,400,479	121,401
Series 4156 AI 3.00% 10/15/31 Σ	1,353,289	148,721
Series 4159 KS 4.916% (6.15% minus
LIBOR01M, Cap 6.15%, Floor 0.00%)
1/15/43 Σ●	2,263,399	500,270

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Freddie Mac REMICs
Series 4161 IM 3.50% 2/15/43 Σ	945,976	$204,341
Series 4171 MN 3.00% 2/15/43	27,000	26,331
Series 4171 Z 3.00% 2/15/43	18,905	17,534
Series 4180 ZB 3.00% 3/15/43	10,355	10,226
Series 4181 DI 2.50% 3/15/33 Σ	1,509,187	182,173
Series 4184 GS 4.886% (6.12% minus
LIBOR01M, Cap 6.12%, Floor 0.00%)
3/15/43 Σ●	2,524,293	553,038
Series 4185 LI 3.00% 3/15/33 Σ	1,665,080	232,702
Series 4191 CI 3.00% 4/15/33 Σ	666,088	93,255
Series 4210 Z 3.00% 5/15/43	42,371	39,739
Series 4217 HI 2.50% 6/15/28 Σ	109,923	10,026
Series 4226 GZ 3.00% 7/15/43	107,632	102,139
Series 4251 KI 2.50% 4/15/28 Σ	78,239	4,806
Series 4278 HI 4.00% 12/15/28 Σ	187,878	19,410
Series 4342 CI 3.00% 11/15/33 Σ	892,524	107,704
Series 4391 GZ 2.50% 12/15/40	32,334	31,166
Series 4433 DI 3.00% 8/15/32 Σ	58,813	6,264
Series 4435 DY 3.00% 2/15/35	2,810,000	2,824,176
Series 4448 TS 1.86% 5/15/40 Σ●	9,998,018	605,951
Series 4449 PI 4.00% 11/15/43 Σ	78,545	13,931
Series 4453 DI 3.50% 11/15/33 Σ	1,127,774	147,319
Series 4457 KZ 3.00% 4/15/45	2,168,468	2,071,603
Series 4464 DA 2.50% 1/15/43	1,287,053	1,225,575
Series 4494 SA 4.946% (6.18% minus
LIBOR01M, Cap 6.18%, Floor 0.00%)
7/15/45 Σ●	723,347	150,377
Series 4504 IO 3.50% 5/15/42 Σ	1,357,926	150,061
Series 4527 CI 3.50% 2/15/44 Σ	3,624,869	614,371
Series 4543 HI 3.00% 4/15/44 Σ	1,401,537	214,142
Series 4574 AI 3.00% 4/15/31 Σ	3,148,453	389,467
Series 4581 LI 3.00% 5/15/36 Σ	1,252,991	170,888
Series 4592 WT 5.50% 6/15/46	4,542,916	5,059,454
Series 4594 SG 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
6/15/46 Σ●	6,990,686	1,605,861
Series 4601 IN 3.50% 7/15/46 Σ	13,848,268	2,710,571
Series 4609 QZ 3.00% 8/15/46	938,990	862,198
Series 4614 HB 2.50% 9/15/46	1,330,000	1,208,886
Series 4618 SA 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
9/15/46 Σ●	1,847,224	451,442
Series 4623 LZ 2.50% 10/15/46	1,151,051	1,009,621
Series 4623 MS 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
10/15/46 Σ●	1,274,511	300,942
Series 4623 MW 2.50% 10/15/46	1,330,000	1,220,980
Series 4625 BI 3.50% 6/15/46 Σ	5,049,269	1,051,166
Series 4625 PZ 3.00% 6/15/46	672,212	638,551
Series 4631 GS 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
11/15/46 Σ●	5,207,943	1,055,740
Series 4631 LJ 3.00% 3/15/41	412,000	407,800
Series 4636 NZ 3.00% 12/15/46	1,506,476	1,440,590
Series 4644 GI 3.50% 5/15/40 Σ	2,109,619	330,231
Series 4648 MZ 3.00% 6/15/46	290,750	275,493
Series 4648 ND 3.00% 9/15/46	221,000	212,867
Series 4648 SA 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
1/15/47 Σ●	3,937,563	870,676
Series 4650 JE 3.00% 7/15/46	273,000	264,076
Series 4655 WI 3.50% 8/15/43 Σ	1,623,840	273,009
Series 4656 HI 3.50% 5/15/42 Σ	91,850	12,413
Series 4657 JZ 3.50% 2/15/47	323,529	332,686
Series 4657 NW 3.00% 4/15/45	349,000	345,627
Series 4657 PS 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
2/15/47 Σ●	4,037,100	853,141
Series 4660 GI 3.00% 8/15/43 Σ	1,183,179	188,923
Series 4663 AI 3.00% 3/15/42 Σ	2,820,144	368,899
Series 4663 HZ 3.50% 3/15/47	383,646	380,532
Series 4664 ZC 3.00% 9/15/45	279,151	268,701
Series 4665 NI 3.50% 7/15/41 Σ	8,785,842	1,127,223
Series 4673 WI 3.50% 9/15/43 Σ	2,121,092	294,599
Series 4675 KS 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
4/15/47 Σ●	3,240,736	770,969
Series 4676 KZ 2.50% 7/15/45	818,473	725,349
Series 4681 WI 1.569% 8/15/33 Σ●	11,063,852	758,020
Series 4700 WI 3.50% 1/15/44 Σ	2,378,670	333,805
Series 4703 CI 3.50% 7/15/42 Σ	4,276,799	526,309
Freddie Mac Strips
Series 267 S5 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
8/15/42 Σ●	3,055,674	583,103
Series 299 S1 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
1/15/43 Σ●	2,365,870	452,319
Series 319 S2 4.766% (6.00% minus
LIBOR01M, Cap 6.00%, Floor 0.00%)
11/15/43 Σ●	1,192,628	257,252
Series 326 S2 4.716% (5.95% minus
LIBOR01M, Cap 5.95%, Floor 0.00%)
3/15/44 Σ●	2,538,373	514,146
Series 337 S1 4.816% (6.05% minus
LIBOR01M, Cap 6.05%, Floor 0.00%)
9/15/44 Σ●	2,461,963	557,676
Series 350 S5 1.664% 9/15/40 Σ●	5,315,073	282,660

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 4.087%
(LIBOR01M + 2.85%) 4/25/28 ●	1,180,704	$1,224,811
Series 2015-HQA1 M2 3.887%
(LIBOR01M + 2.65%) 3/25/28 ●	776,265	793,293
Series 2015-HQA2 M2 4.037%
(LIBOR01M + 2.80%) 5/25/28 ●	993,186	1,025,849
Series 2016-DNA1 M2 4.137%
(LIBOR01M + 2.90%) 7/25/28 ●	755,000	780,171
Series 2016-DNA3 M2 3.237%
(LIBOR01M + 2.00%) 12/25/28 ●	640,000	653,490
Series 2016-DNA4 M2 2.537%
(LIBOR01M + 1.30%) 3/25/29 ●	575,000	582,187
Series 2016-HQA2 M2 3.487%
(LIBOR01M + 2.25%) 11/25/28 ●	740,000	760,864
Series 2017-DNA1 M2 4.487%
(LIBOR01M + 3.25%) 7/25/29 ●	2,250,000	2,351,444
Series 2017-DNA3 M2 3.734%
(LIBOR01M + 2.50%) 3/25/30 ●	780,000	782,803
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	10,856	12,754
Series T-58 2A 6.50% 9/25/43 ⧫	4,141	4,785
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,504,698
Series 2012-136 MX 2.00% 11/20/42	520,000	457,321
Series 2012-145 PY 2.00% 12/20/42	20,000	18,091
Series 2013-113 AZ 3.00% 8/20/43	3,444,686	3,361,494
Series 2013-113 LY 3.00% 5/20/43	378,000	376,872
Series 2015-64 GZ 2.00% 5/20/45	1,379,863	1,159,720
Series 2015-74 CI 3.00% 10/16/39 Σ	2,805,011	356,751
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,727,560
Series 2015-142 AI 4.00% 2/20/44 Σ	918,293	118,534
Series 2015-157 HZ 3.00% 10/20/45	57,659	54,108
Series 2016-80 JZ 3.00% 6/20/46	28,030	26,418
Series 2016-89 QS 4.814% (6.05%
minus LIBOR01M, Cap 6.05%, Floor
0.00%) 7/20/46 Σ●	2,783,506	673,929
Series 2016-108 SK 4.814% (6.05%
minus LIBOR01M, Cap 6.05%, Floor
0.00%) 8/20/46 Σ●	4,019,449	922,840
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,126,527
Series 2016-115 SA 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 8/20/46 Σ●	7,660,521	1,577,618
Series 2016-116 GI 3.50% 11/20/44 Σ	4,944,432	859,470
Series 2016-118 DI 3.50% 3/20/43 Σ	5,658,518	861,280
Series 2016-118 ES 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 9/20/46 Σ●	3,099,242	733,427
Series 2016-120 AS 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 9/20/46 Σ●	4,289,840	1,029,082
Series 2016-120 NS 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 9/20/46 Σ●	5,815,192	1,410,382
Series 2016-121 JS 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 9/20/46 Σ●	4,204,146	999,724
Series 2016-126 NS 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 9/20/46 Σ●	3,073,674	714,354
Series 2016-134 MW 3.00% 10/20/46	213,000	217,154
Series 2016-134 MZ 3.00% 10/20/46	1,500,656	1,472,191
Series 2016-147 ST 4.814% (6.05%
minus LIBOR01M, Cap 6.05%, Floor
0.00%) 10/20/46 Σ●	2,887,651	680,004
Series 2016-149 GI 4.00% 11/20/46 Σ	2,690,143	589,365
Series 2016-156 PB 2.00% 11/20/46	794,000	655,781
Series 2016-160 GI 3.50% 11/20/46 Σ	3,444,566	794,491
Series 2016-160 GS 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 11/20/46 Σ●	7,829,110	1,895,786
Series 2016-160 VZ 2.50% 11/20/46	425,769	366,332
Series 2016-163 MI 3.50% 11/20/46 Σ	2,775,486	365,788
Series 2016-163 PI 3.50% 5/20/43 Σ	7,079,545	1,143,652
Series 2016-163 XI 3.00% 10/20/46 Σ	3,987,705	534,543
Series 2016-171 IP 3.00% 3/20/46 Σ	3,740,511	580,742
Series 2017-4 BW 3.00% 1/20/47	255,000	243,323
Series 2017-4 WI 4.00% 2/20/44 Σ	1,731,644	345,154
Series 2017-10 IB 4.00% 1/20/47 Σ	3,479,096	840,873
Series 2017-10 KZ 3.00% 1/20/47	295,851	275,241
Series 2017-18 GM 2.50% 2/20/47	222,000	207,042
Series 2017-18 QI 4.00% 3/16/41 Σ	2,922,431	516,837
Series 2017-18 QS 4.866% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 2/16/47 Σ●	3,481,094	754,717
Series 2017-25 CZ 3.50% 2/20/47	1,098,161	1,102,449
Series 2017-25 WZ 3.00% 2/20/47	902,639	873,673
Series 2017-26 SA 4.864% (6.10%
minus LIBOR01M, Cap 6.10%, Floor
0.00%) 2/20/47 Σ●	3,523,436	754,835
Series 2017-34 DY 3.50% 3/20/47	580,000	579,784
Series 2017-56 JZ 3.00% 4/20/47	678,417	641,524

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2017-56 QS 4.914% (6.15%
minus LIBOR01M, Cap 6.15%, Floor
0.00%) 4/20/47 Σ●	4,667,126	$995,423
Series 2017-68 SB 4.914% (6.15%
minus LIBOR01M, Cap 6.15%, Floor
0.00%) 5/20/47 Σ●	3,648,099	715,992
Series 2017-80 AS 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 5/20/47 Σ●	5,229,293	1,158,861
Series 2017-91 SM 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 6/20/47 Σ●	3,036,670	702,277
Series 2017-101 AI 4.00% 7/20/47 Σ	2,167,034	442,236
Series 2017-101 KS 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 7/20/47 Σ●	3,549,415	779,379
Series 2017-101 SK 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 7/20/47 Σ●	8,992,174	1,979,618
Series 2017-101 TI 4.00% 3/20/44 Σ	3,395,058	538,670
Series 2017-107 QZ 3.00% 8/20/45	539,688	516,023
Series 2017-114 IK 4.00% 10/20/44 Σ	4,904,666	1,033,850
Series 2017-117 SD 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 8/20/47 Σ●	2,980,404	642,216
Series 2017-120 QS 4.964% (6.20%
minus LIBOR01M, Cap 6.20%, Floor
0.00%) 8/20/47 Σ●	2,613,067	551,617
Series 2017-130 YJ 2.50% 8/20/47	665,000	602,777
Series 2017-137 CZ 3.00% 9/20/47	3,178,000	3,004,203
Total Agency Collateralized Mortgage
Obligations (cost $172,713,177)		170,036,001

Agency Commercial Mortgage-Backed
Securities – 1.06%
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K719 A1 2.53% 12/25/21 ⧫	938,144	949,408
Series KS03 A4 3.161% 5/25/25 ⧫●	2,110,000	2,175,978
FREMF Mortgage Trust
Series 2010-K8 B 144A
5.444% 9/25/43 #●	1,300,000	1,390,023
Series 2011-K12 B 144A
4.492% 1/25/46 #●	1,575,500	1,659,036
Series 2011-K14 B 144A
5.341% 2/25/47 #●	820,000	885,939
Series 2011-K15 B 144A
5.116% 8/25/44 #●	195,000	209,572
Series 2011-K704 B 144A
4.69% 10/25/30 #●	1,435,000	1,459,869
Series 2012-K18 B 144A
4.40% 1/25/45 #●	1,020,000	1,073,298
Series 2012-K22 B 144A
3.811% 8/25/45 #●	1,730,000	1,792,148
Series 2012-K708 B 144A
3.883% 2/25/45 #●	1,795,000	1,826,608
Series 2013-K32 B 144A
3.651% 10/25/46 #●	4,020,000	4,143,274
Series 2013-K33 B 144A
3.617% 8/25/46 #●	1,315,000	1,339,382
Series 2013-K712 B 144A
3.481% 5/25/45 #●	990,000	1,007,102
Series 2013-K713 B 144A
3.274% 4/25/46 #●	605,000	613,696
Series 2013-K713 C 144A
3.274% 4/25/46 #●	2,275,000	2,283,223
Series 2014-K41 B 144A
3.962% 11/25/47 #●	3,255,000	3,327,367
Total Agency Commercial
Mortgage-Backed Securities
(cost $26,129,892)		26,135,923

Agency Mortgage-Backed
Securities – 6.75%
Fannie Mae ARM
2.912% (LIBOR12M + 1.60%)
7/1/45 ●	508,332	517,314
2.956% (LIBOR12M + 1.556%)
12/1/45 ●	644,572	658,758
3.206% (LIBOR12M + 1.525%)
3/1/44 ●	1,242,667	1,279,339
3.45% (LIBOR12M + 1.70%) 8/1/37 ●	52,992	52,716
3.58% (LIBOR12M + 1.83%) 8/1/35 ●	12,793	13,499
Fannie Mae FHAVA
4.50% 7/1/40	1,115,639	1,204,560
Fannie Mae S.F. 30 yr
4.50% 9/1/39	330,228	359,310
4.50% 11/1/39	849,996	927,578
4.50% 4/1/40	1,727,228	1,883,451
4.50% 6/1/40	968,644	1,055,111
4.50% 8/1/40	271,434	293,943
4.50% 7/1/41	2,366,337	2,579,744
4.50% 8/1/41	2,542,048	2,775,340
4.50% 1/1/42	1,431,321	1,557,782
4.50% 10/1/44	716,968	779,475
4.50% 3/1/46	3,639,728	3,924,854
4.50% 5/1/46	2,280,839	2,471,513

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 7/1/46	2,769,913	$2,987,958
5.50% 11/1/34	52,179	58,367
5.50% 8/1/37	247,114	277,022
5.50% 1/1/38	54,525	61,075
5.50% 2/1/38	1,107,293	1,239,709
5.50% 3/1/38	275,096	306,916
5.50% 12/1/38	585,389	665,282
5.50% 3/1/39	1,265,138	1,429,278
5.50% 6/1/39	656,960	733,654
5.50% 7/1/40	707,531	792,997
5.50% 6/1/41	1,784,310	1,997,817
5.50% 9/1/41	1,269,373	1,435,449
5.50% 5/1/44	19,009,822	21,303,199
6.00% 4/1/35	2,446	2,793
6.00% 3/1/36	501,734	573,054
6.00% 6/1/36	54,916	62,515
6.00% 9/1/36	598,476	688,055
6.00% 12/1/36	58,216	65,870
6.00% 2/1/37	180,773	206,084
6.00% 3/1/37	199,881	227,692
6.00% 5/1/37	380,244	430,128
6.00% 6/1/37	33,601	38,233
6.00% 7/1/37	789,213	900,158
6.00% 8/1/37	212,241	240,230
6.00% 9/1/37	61,099	69,633
6.00% 11/1/37	10,529	11,890
6.00% 12/1/37	706,915	805,340
6.00% 5/1/38	1,092,493	1,240,957
6.00% 9/1/38	186,561	212,551
6.00% 10/1/38	372,625	423,937
6.00% 11/1/38	142,851	162,333
6.00% 1/1/39	254,945	289,808
6.00% 9/1/39	2,134,160	2,420,764
6.00% 10/1/39	2,325,014	2,656,405
6.00% 3/1/40	256,720	291,420
6.00% 7/1/40	947,965	1,076,677
6.00% 9/1/40	221,046	252,387
6.00% 11/1/40	99,204	113,258
6.00% 5/1/41	2,900,149	3,287,852
6.00% 6/1/41	1,093,774	1,242,767
6.00% 7/1/41	7,480,654	8,516,818
6.50% 2/1/36	102,121	115,918
6.50% 3/1/37	221,683	251,734
6.50% 5/1/40	492,447	552,745
7.50% 3/1/32	169	193
7.50% 4/1/32	649	736
Fannie Mae S.F. 30 yr TBA
4.50% 11/1/47	26,275,000	28,163,003
Freddie Mac ARM
2.558% (LIBOR12M + 1.63%)
10/1/46 ●	1,667,453	1,675,944
2.743% (LIBOR12M + 1.629%)
2/1/47 ●	865,665	873,203
2.747% (LIBOR12M + 1.622%)
10/1/45 ●	562,007	572,005
2.921% (LIBOR12M + 1.63%)
10/1/45 ●	1,049,452	1,068,474
2.974% (LIBOR12M + 1.62%)
11/1/45 ●	796,702	812,886
Freddie Mac S.F. 30 yr
4.50% 4/1/39	153,764	166,374
4.50% 7/1/42	1,416,352	1,533,160
4.50% 12/1/43	1,442,933	1,564,666
4.50% 8/1/44	2,052,970	2,217,523
4.50% 7/1/45	8,545,260	9,206,941
4.50% 9/1/46	2,220,363	2,379,626
5.00% 6/1/36	1,417,556	1,554,069
5.00% 5/1/41	1,165,594	1,288,588
5.00% 12/1/41	1,072,864	1,179,602
5.00% 4/1/44	1,274,103	1,406,744
5.50% 3/1/34	76,013	84,964
5.50% 12/1/34	67,874	75,987
5.50% 12/1/35	66,512	74,628
5.50% 11/1/36	78,271	87,461
5.50% 12/1/36	17,912	19,991
5.50% 9/1/37	86,011	95,780
5.50% 4/1/38	306,442	341,357
5.50% 6/1/38	45,914	50,943
5.50% 7/1/38	314,914	350,619
5.50% 1/1/39	306,185	341,179
5.50% 6/1/39	384,100	427,510
5.50% 3/1/40	205,758	229,286
5.50% 8/1/40	155,998	173,791
5.50% 1/1/41	211,393	235,576
5.50% 6/1/41	5,079,171	5,662,114
6.00% 2/1/36	333,380	378,066
6.00% 3/1/36	212,215	240,739
6.00% 9/1/37	183,813	207,435
6.00% 1/1/38	79,823	89,983
6.00% 6/1/38	224,530	254,812
6.00% 8/1/38	360,711	411,246
6.00% 5/1/40	1,142,562	1,291,461
6.00% 7/1/40	1,086,000	1,231,623
6.50% 8/1/38	33,412	37,033
6.50% 4/1/39	352,630	395,734
GNMA I S.F. 30 yr
5.00% 10/15/39	2,189,989	2,423,954
5.50% 2/15/41	627,750	701,334
7.00% 12/15/34	107,331	125,411
GNMA II S.F. 30 yr
5.00% 9/20/46	3,564,421	3,841,149

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	474,611	$526,266
5.50% 4/20/40	344,531	374,865
6.00% 2/20/39	474,712	528,506
6.00% 10/20/39	1,924,279	2,142,596
6.00% 2/20/40	1,933,023	2,161,900
6.00% 4/20/46	575,974	644,264
6.50% 10/20/39	753,141	841,374
Total Agency Mortgage-Backed
Securities (cost $165,538,582)		165,817,690

Collateralized Debt
Obligations – 2.26%
AMMC CLO 21
Series 2017-21A A 144A 2.637%
(LIBOR03M + 1.25%) 11/2/30 #●	1,250,000	1,255,725
AMMC CLO XIII
Series 2013-13A A1LR 144A 2.573%
(LIBOR03M + 1.26%) 7/24/29 #●	2,500,000	2,527,973
Apex Credit CLO
Series 2017-1A A1 144A 2.783%
(LIBOR03M + 1.47%) 4/24/29 #●	3,405,000	3,423,908
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 2.554%
(LIBOR03M + 1.25%) 7/15/29 #●	3,000,000	3,020,148
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.797%
(LIBOR03M + 1.49%) 1/20/29 #●	5,900,000	5,995,161
Black Diamond CLO
Series 2017-1A A1A 144A 2.476%
(LIBOR03M + 1.29%) 4/24/29 #●	2,000,000	2,008,778
BlueMountain CLO
Series 2015-2A A1 144A 2.734%
(LIBOR03M + 1.43%) 7/18/27 #●	1,090,000	1,092,471
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.543%
(LIBOR03M + 1.23%) 7/23/30 #●	3,000,000	3,027,798
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.777%
(LIBOR03M + 1.47%) 10/20/28 #●	2,400,000	2,432,935
Cedar Funding VIII CLO
Series 2017-8A A1 144A 2.618%
(LIBOR03M + 1.25%) 10/17/30 #●	2,420,000	2,433,707
GoldenTree Loan Management US
CLO 1
Series 2017-1A A 144A 2.527%
(LIBOR03M + 1.22%) 4/20/29 #●	2,630,000	2,660,910
Hull Street CLO
Series 2014-1A AR 144A 2.524%
(LIBOR03M + 1.22%) 10/18/26 #●	2,000,000	2,004,662
KKR Financial CLO
Series 2013-1A A1R 144A 2.594%
(LIBOR03M + 1.29%) 4/15/29 #●	3,000,000	3,031,164
KVK CLO
Series 2015-1A AR 144A 2.561%
(LIBOR03M + 1.25%) 5/20/27 #●	2,000,000	2,005,218
MP CLO IV
Series 2013-2A ARR 144A 2.594%
(LIBOR03M + 1.28%) 7/25/29 #●	2,000,000	2,011,700
Northwoods Capital XV
Series 2017-15A A 144A 2.555%
(LIBOR03M + 1.30%) 6/20/29 #●	2,500,000	2,516,780
OCP CLO
Series 2017-13A A1A 144A 2.561%
(LIBOR03M + 1.26%) 7/15/30 #●	2,500,000	2,515,255
TIAA CLO II
Series 2017-1A A 144A 2.49%
(LIBOR03M + 1.28%) 4/20/29 #●	2,200,000	2,212,278
Venture CDO
Series 2016-25A A1 144A 2.797%
(LIBOR03M + 1.49%) 4/20/29 #●	980,000	984,624
Venture XXIV CLO
Series 2016-24A A1D 144A 2.727%
(LIBOR03M + 1.42%) 10/20/28 #●	2,390,000	2,423,938
Venture XXVIII CLO
Series 2017-28A A2 144A 2.716%
(LIBOR03M + 1.11%) 7/20/30 #●	4,000,000	3,993,316
Zais CLO 6
Series 2017-1A A1 144A 2.572%
(LIBOR03M + 1.37%) 7/15/29 #●	2,000,000	2,013,518
Total Collateralized Debt Obligations
(cost $55,106,160)		55,591,967

Convertible Bonds – 1.80%
Aerojet Rocketdyne Holdings 144A
2.25% exercise price $26.00, maturity
date 12/15/23 #	383,000	572,346
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity
date 5/1/18	540,000	556,200
Ares Capital 144A 3.75% exercise price
$19.39, maturity date 2/1/22 #	245,000	249,900
BioMarin Pharmaceutical 1.50% exercise
price $94.15, maturity date 10/15/20	485,000	582,909
Blackhawk Network Holdings 1.50%
exercise price $49.83, maturity date
1/15/22	1,933,000	2,164,960

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Blackstone Mortgage Trust 4.375%
exercise price $35.67, maturity date
5/5/22	853,000	$862,596
Blackstone Mortgage Trust 5.25%
exercise price $27.67, maturity date
12/1/18	1,069,000	1,223,337
Brookdale Senior Living 2.75% exercise
price $29.33, maturity date 6/15/18	1,702,000	1,699,873
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	1,072,000	992,940
Cemex 3.72% exercise price $11.01,
maturity date 3/15/20	632,000	710,210
Chart Industries 2.00% exercise price
$69.03, maturity date 8/1/18	1,234,000	1,235,543
Ciena 3.75% exercise price $20.17,
maturity date 10/15/18	632,000	765,905
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #	1,217,000	1,235,255
DISH Network 144A 2.375% exercise
price $82.22, maturity date 3/15/24 #	982,000	978,317
DISH Network 3.375% exercise price
$65.18, maturity date 8/15/26	908,000	1,020,365
GAIN Capital Holdings 144A 5.00%
exercise price $8.20, maturity date
8/15/22 #	1,196,000	1,226,647
General Cable 4.50% exercise price
$31.01, maturity date 11/15/29 ϕ	1,793,000	1,598,011
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity date
5/1/22	1,174,000	1,162,260
Hologic 2.00% exercise price $31.18,
maturity date 3/1/42 ϕ	553,000	674,660
Huron Consulting Group 1.25% exercise
price $79.89, maturity date 10/1/19	413,000	387,187
IAC FinanceCo. 144A 0.875% exercise
price $152.18, maturity date 10/1/22 #	260,000	271,213
Infinera 1.75% exercise price $12.58,
maturity date 6/1/18	826,000	848,199
Insulet 144A 1.25% exercise price
$58.37, maturity date 9/15/21 #	479,000	544,264
Jefferies Group 3.875% exercise price
$43.53, maturity date 11/1/29	633,000	636,165
Kaman 144A 3.25% exercise price
$65.26, maturity date 5/1/24 #	1,443,000	1,569,263
Knowles 3.25% exercise price $18.43,
maturity date 11/1/21	765,000	865,406
Liberty Interactive 144A 1.75% exercise
price $341.10, maturity date 9/30/46 #	655,000	779,450
Liberty Media 2.25% exercise price
$104.55, maturity date 9/30/46	233,000	248,727
Medicines 2.75% exercise price $48.97,
maturity date 7/15/23	1,063,000	1,122,794
Neurocrine Biosciences 144A 2.25%
exercise price $75.92, maturity date
5/15/24 #	729,000	831,516
New Mountain Finance 5.00% exercise
price $15.80, maturity date 6/15/19	750,000	776,250
Novellus Systems 2.625% exercise price
$33.54, maturity date 5/15/41	241,000	1,325,199
NXP Semiconductors 1.00% exercise
price $102.84, maturity date 12/1/19	928,000	1,126,360
ON Semiconductor 1.00% exercise price
$18.50, maturity date 12/1/20	678,000	812,329
Pacira Pharmaceuticals 144A 2.375%
exercise price $66.89, maturity date
4/1/22 #	1,197,000	1,174,556
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21	1,773,000	1,735,324
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19	1,176,000	1,202,460
SolarCity 1.625% exercise price
$759.35, maturity date 11/1/19	520,000	494,000
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18	246,000	349,781
Spirit Realty Capital 3.75% exercise
price $12.98, maturity date 5/15/21	1,383,000	1,415,853
Synaptics 144A 0.50% exercise price
$73.02, maturity date 6/15/22 #	626,000	569,269
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19	739,000	632,769
Team 144A 5.00% exercise price $21.70,
maturity date 8/1/23 #	193,000	184,074
Vector Group 1.75% exercise price
$22.35, maturity date 4/15/20 ●	1,084,000	1,242,535
Vector Group 2.50% exercise price
$14.50, maturity date 1/15/19 ●	408,000	603,075
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20	1,545,000	1,609,705
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21	1,342,000	1,318,515
Total Convertible Bonds
(cost $41,333,913)		44,188,472

Corporate Bonds – 49.09%
Automotive – 0.13%
Allison Transmission 144A 5.00%
10/1/24 #	665,000	691,833
Goodyear Tire & Rubber
4.875% 3/15/27	980,000	1,011,340

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber
5.00% 5/31/26		1,345,000	$1,407,206
			3,110,379
Banking – 11.33%
Akbank Turk 144A 7.20% 3/16/27 #µ		1,915,000	2,020,804
Ally Financial 5.75% 11/20/25		1,570,000	1,708,081
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	505,610
Banco de Bogota 144A 4.375%
8/3/27 #		1,345,000	1,362,747
Banco Nacional de Costa Rica 144A
5.875% 4/25/21 #		1,820,000	1,899,134
Banco Nacional de Desenvolvimento
Economico e Social 144A 4.75%
5/9/24 #		1,590,000	1,608,285
Banco Santander 4.25% 4/11/27		5,000,000	5,197,311
Banistmo 144A 3.65% 9/19/22 #		1,895,000	1,901,633
Bank Nederlandse Gemeenten 3.50%
7/19/27	AUD	759,000	595,166
Bank of America
3.30% 8/5/21	AUD	660,000	519,456
3.593% 7/21/28 µ		5,555,000	5,606,028
4.183% 11/25/27		9,425,000	9,783,347
4.443% 1/20/48 µ		4,050,000	4,397,012
6.50% µψ		3,065,000	3,469,197
Bank of New York Mellon
2.15% 2/24/20		535,000	537,668
2.50% 4/15/21		1,765,000	1,783,128
3.30% 8/23/29		580,000	577,010
3.442% 2/7/28 µ		5,965,000	6,108,546
4.625% µψ		3,365,000	3,441,385
Barclays
4.836% 5/9/28		1,270,000	1,317,448
8.25% µψ		3,910,000	4,138,442
BB&T 2.45% 1/15/20		1,335,000	1,349,413
BBVA Bancomer
144A 6.50% 3/10/21 #		1,420,000	1,572,650
144A 7.25% 4/22/20 #		765,000	843,413
BGEO Group 144A 6.00% 7/26/23 #		1,625,000	1,677,650
Citigroup
2.414% (LIBOR03M + 1.10%)
5/17/24 ●		410,000	411,231
3.75% 10/27/23	AUD	1,486,000	1,172,620
Citizens Bank
2.55% 5/13/21		840,000	844,032
2.65% 5/26/22		1,120,000	1,121,155
Citizens Financial Group
2.375% 7/28/21		345,000	343,042
4.30% 12/3/25		2,050,000	2,148,803
Compass Bank
2.875% 6/29/22		3,505,000	3,491,157
3.875% 4/10/25		2,280,000	2,278,110
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	691,190
3.625% 6/8/22	NZD	1,534,000	1,113,210
3.75% 7/21/26		2,520,000	2,560,395
Credit Suisse Group
144A 4.282% 1/9/28 #		6,370,000	6,641,217
144A 6.25% #µψ		5,560,000	5,930,090
Credit Suisse Group Funding Guernsey
4.55% 4/17/26		4,885,000	5,249,527
Development Bank of Japan 144A
2.625% 9/1/27 #		2,514,000	2,484,390
Fifth Third Bancorp 2.60% 6/15/22		1,560,000	1,560,246
Fifth Third Bank
2.25% 6/14/21		1,530,000	1,530,479
3.85% 3/15/26		4,240,000	4,362,034
Goldman Sachs Group
2.99% (BBSW3M + 1.30%) 8/21/19 ●	AUD	550,000	435,757
3.272% 9/29/25 µ		1,105,000	1,107,296
3.55% 2/12/21	CAD	400,000	330,627
3.691% 6/5/28 µ		8,185,000	8,263,294
5.15% 5/22/45		2,505,000	2,872,725
5.20% 12/17/19	NZD	612,000	461,828
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,580,908
Huntington National Bank 2.50%
8/7/22		1,505,000	1,497,807
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,271,554
ING Groep 3.95% 3/29/27		605,000	632,002
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	264,000	391,601
3.54% 5/1/28 µ		2,230,000	2,252,070
3.882% 7/24/38 µ		3,450,000	3,478,084
4.032% 7/24/48 µ		2,290,000	2,337,527
4.25% 11/2/18	NZD	1,840,000	1,348,889
4.25% 10/1/27		435,000	460,573
4.26% 2/22/48 µ		375,000	394,277
6.75% µψ		3,480,000	3,984,809
KeyBank
2.30% 9/14/22		2,475,000	2,453,398
2.40% 6/9/22		2,950,000	2,940,280
3.40% 5/20/26		3,795,000	3,782,134
6.95% 2/1/28		4,255,000	5,366,814
Landwirtschaftliche Rentenbank 5.375%
4/23/24	NZD	2,783,000	2,231,453
Lloyds Banking Group
3.00% 1/11/22		2,465,000	2,487,218
7.50% µψ		1,135,000	1,275,456
Manufacturers & Traders Trust 2.50%
5/18/22		1,520,000	1,525,830
Morgan Stanley
3.125% 8/5/21	CAD	972,000	793,819

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.591% 7/22/28 µ		4,600,000	$4,611,847
3.95% 4/23/27		2,365,000	2,413,365
4.375% 1/22/47		5,125,000	5,466,392
5.00% 9/30/21	AUD	1,087,000	910,641
5.00% 11/24/25		3,915,000	4,296,423
Nederlandse Waterschapsbank 144A
1.339% (LIBOR03M + 0.02%)
3/15/19 #●		1,215,000	1,215,097
Northern Trust 3.375% 5/8/32 µ		900,000	901,037
PNC Bank 6.875% 4/1/18		5,710,000	5,858,032
PNC Financial Services Group
3.15% 5/19/27		1,500,000	1,504,717
5.00% µψ		2,680,000	2,814,000
Popular 7.00% 7/1/19		1,500,000	1,548,750
Regions Financial 2.75% 8/14/22		1,180,000	1,178,942
Royal Bank of Scotland Group
3.875% 9/12/23		2,040,000	2,089,511
8.625% µψ		4,440,000	4,933,950
Santander UK 144A 5.00% 11/7/23 #		4,535,000	4,911,151
Santander UK Group Holdings 3.571%
1/10/23		940,000	962,276
State Street
3.10% 5/15/23		1,360,000	1,384,314
3.30% 12/16/24		1,965,000	2,031,479
SunTrust Banks
2.45% 8/1/22		1,830,000	1,824,167
2.70% 1/27/22		2,525,000	2,547,012
3.30% 5/15/26		1,245,000	1,232,277
5.05% µψ		955,000	978,875
SVB Financial Group 3.50% 1/29/25		1,350,000	1,354,015
Toronto-Dominion Bank 2.50%
12/14/20		1,660,000	1,680,084
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		800,000	822,360
144A 6.25% 4/20/21 #		1,350,000	1,437,612
Turkiye Is Bankasi 144A 7.00%
6/29/28 #µ		1,310,000	1,326,421
UBS Group 6.875% µψ		1,490,000	1,639,359
UBS Group Funding Jersey 144A
4.125% 9/24/25 #		2,265,000	2,384,134
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ		1,545,000	1,541,237
144A 3.491% 5/23/23 #		1,890,000	1,936,587
144A 4.125% 4/15/26 #		2,255,000	2,369,998
144A 4.253% 3/23/28 #		1,955,000	2,053,950
US Bancorp
2.375% 7/22/26		2,295,000	2,182,780
2.625% 1/24/22		1,970,000	1,998,116
3.10% 4/27/26		195,000	194,228
3.15% 4/27/27		6,160,000	6,201,046
3.60% 9/11/24		2,640,000	2,747,857
USB Capital IX 3.50% (LIBOR03M +
1.02%) ψ●		7,185,000	6,407,583
Wells Fargo & Co.
2.625% 7/22/22		1,450,000	1,453,359
3.00% 7/27/21	AUD	1,788,000	1,392,869
3.50% 9/12/29	GBP	654,000	963,768
3.584% 5/22/28 µ		6,510,000	6,599,192
4.75% 12/7/46		2,515,000	2,766,252
Wells Fargo Capital X 5.95% 12/15/36		175,000	197,750
Westpac Banking
4.322% 11/23/31 µ		1,740,000	1,791,057
5.00% µψ		755,000	754,849
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,615,674
Zions Bancorporation 4.50% 6/13/23		1,895,000	2,007,351
			278,245,265
Basic Industry – 4.55%
Allegheny Technologies 7.875%
8/15/23		525,000	569,625
Anglo American Capital 144A 4.875%
5/14/25 #		5,095,000	5,406,635
ArcelorMittal 6.125% 6/1/25		735,000	848,925
Barrick North America Finance 5.75%
5/1/43		5,335,000	6,488,600
BHP Billiton Finance USA 144A 6.25%
10/19/75 #µ		6,170,000	6,790,085
BMC East 144A 5.50% 10/1/24 #		645,000	674,025
Boise Cascade 144A 5.625% 9/1/24 #		2,270,000	2,397,687
Builders FirstSource
144A 5.625% 9/1/24 #		2,210,000	2,345,363
144A 10.75% 8/15/23 #		170,000	194,650
Cemex 144A 7.75% 4/16/26 #		590,000	679,385
CF Industries 6.875% 5/1/18		4,550,000	4,686,500
Chemours
5.375% 5/15/27		655,000	682,837
7.00% 5/15/25		240,000	267,000
Cia Brasileira de Aluminio 144A 6.75%
4/5/21 #		1,400,000	1,526,000
Cleveland-Cliffs 144A 5.75% 3/1/25 #		545,000	525,244
Cydsa 144A 6.25% 10/4/27 #		1,290,000	1,266,561
Dow Chemical 8.55% 5/15/19		9,161,000	10,120,480
First Quantum Minerals 144A 7.25%
4/1/23 #		1,925,000	1,987,563
FMG Resources August 2006
144A 4.75% 5/15/22 #		585,000	594,506
144A 5.125% 5/15/24 #		1,940,000	1,976,375
Freeport-McMoRan
4.55% 11/14/24		1,640,000	1,649,840
6.875% 2/15/23		3,045,000	3,334,275
Georgia-Pacific 8.00% 1/15/24		5,305,000	6,814,153
HD Supply 144A 5.75% 4/15/24 #		1,285,000	1,378,163

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 7.25% 1/15/23 #	20,000	$21,400
144A 7.625% 1/15/25 #	775,000	842,828
International Paper
4.35% 8/15/48	855,000	867,647
4.40% 8/15/47	990,000	1,004,930
INVISTA Finance 144A 4.25%
10/15/19 #	2,465,000	2,551,275
Joseph T Ryerson & Son 144A 11.00%
5/15/22 #	440,000	493,900
Koppers 144A 6.00% 2/15/25 #	200,000	215,500
Kraton Polymers 144A 10.50%
4/15/23 #	180,000	206,550
Lennar
4.50% 4/30/24	690,000	712,273
4.75% 5/30/25	90,000	94,387
4.875% 12/15/23	378,000	401,153
M/I Homes 6.75% 1/15/21	190,000	199,263
Mexichem 144A 5.50% 1/15/48 #	2,120,000	2,096,680
Mosaic 5.625% 11/15/43	2,545,000	2,605,545
NCI Building Systems 144A 8.25%
1/15/23 #	655,000	705,763
New Gold
144A 6.25% 11/15/22 #	80,000	83,300
144A 6.375% 5/15/25 #	60,000	63,600
NOVA Chemicals
144A 5.00% 5/1/25 #	1,247,000	1,268,823
144A 5.25% 6/1/27 #	460,000	465,750
Novelis 144A 6.25% 8/15/24 #	1,140,000	1,191,528
Novolipetsk Steel via Steel Funding 144A
4.50% 6/15/23 #	1,400,000	1,446,918
OCP
144A 4.50% 10/22/25 #	2,125,000	2,144,758
144A 6.875% 4/25/44 #	640,000	722,363
Olin 5.125% 9/15/27	885,000	927,037
Phosagro OAO via Phosagro Bond
Funding DAC 144A 3.95% 11/3/21 #	2,240,000	2,277,099
PolyOne 5.25% 3/15/23	812,000	867,557
PQ 144A 6.75% 11/15/22 #	190,000	206,625
PulteGroup 5.00% 1/15/27	1,002,000	1,045,837
SPCM 144A 4.875% 9/15/25 #	1,390,000	1,442,125
Standard Industries 144A 5.00%
2/15/27 #	2,350,000	2,455,750
Steel Dynamics 5.00% 12/15/26	2,150,000	2,300,500
Summit Materials
144A 5.125% 6/1/25 #	590,000	609,411
6.125% 7/15/23	190,000	201,400
8.50% 4/15/22	70,000	79,100
Suzano Austria 144A 7.00% 3/16/47 #	1,840,000	2,014,616
Suzano Trading 144A 5.875%
1/23/21 #	382,000	413,993
US Concrete 6.375% 6/1/24	1,445,000	1,564,213
Vale Overseas
4.375% 1/11/22	520,000	543,369
5.875% 6/10/21	485,000	535,319
6.25% 8/10/26	2,555,000	2,912,700
Vedanta Resources
144A 6.125% 8/9/24 #	845,000	859,108
144A 6.375% 7/30/22 #	1,065,000	1,110,263
VM Holding 144A 5.375% 5/4/27 #	1,760,000	1,852,400
WestRock
144A 3.00% 9/15/24 #	1,190,000	1,189,688
144A 3.375% 9/15/27 #	1,115,000	1,112,410
WR Grace & Co.-Conn 144A 5.625%
10/1/24 #	1,217,000	1,341,743
Zekelman Industries 144A 9.875%
6/15/23 #	230,000	259,900
		111,732,774
Brokerage – 0.49%
E*TRADE Financial
3.80% 8/24/27	2,365,000	2,397,141
5.875% µψ	2,610,000	2,786,175
Intercontinental Exchange 3.10%
9/15/27	1,560,000	1,547,952
Jefferies Group
6.45% 6/8/27	893,000	1,035,486
6.50% 1/20/43	750,000	859,270
Lazard Group
3.625% 3/1/27	475,000	471,892
3.75% 2/13/25	1,495,000	1,526,737
SUAM Finance 144A 4.875% 4/17/24 #	1,405,000	1,505,106
		12,129,759
Capital Goods – 2.14%
3M 2.875% 10/15/27	2,435,000	2,424,853
Allegion US Holding
3.20% 10/1/24	1,290,000	1,286,478
3.55% 10/1/27	3,318,000	3,302,538
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	1,460,000	1,549,425
144A 7.25% 5/15/24 #	400,000	440,248
Ball 5.25% 7/1/25	1,910,000	2,103,865
BWAY Holding 144A 5.50% 4/15/24 #	2,140,000	2,238,975
CCL Industries 144A 3.25% 10/1/26 #	1,570,000	1,498,536
Eaton 3.103% 9/15/27	3,725,000	3,673,129
General Electric
2.10% 12/11/19	795,000	801,473
5.55% 5/4/20	1,295,000	1,415,703
6.00% 8/7/19	2,675,000	2,881,303
LafargeHolcim Finance US 144A 3.50%
9/22/26 #	5,470,000	5,425,727
Lennox International 3.00% 11/15/23	3,725,000	3,734,576

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #		1,450,000	$1,604,969
Rockwell Collins
3.20% 3/15/24		1,455,000	1,482,500
3.50% 3/15/27		4,170,000	4,258,132
Roper Technologies 2.80% 12/15/21		1,385,000	1,397,650
Siemens Financieringsmaatschappij
144A 3.125% 3/16/24 #		3,770,000	3,848,453
144A 4.20% 3/16/47 #		635,000	687,400
St. Marys Cement Canada 144A 5.75%
1/28/27 #		1,100,000	1,165,175
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #		90,000	100,125
TransDigm 6.375% 6/15/26		915,000	939,595
United Technologies
2.80% 5/4/24		2,400,000	2,403,333
3.75% 11/1/46		1,930,000	1,864,857
			52,529,018
Communications – 4.40%
American Tower
3.55% 7/15/27		130,000	129,374
4.00% 6/1/25		2,880,000	2,981,665
4.40% 2/15/26		4,040,000	4,278,216
American Tower Trust #1 144A 3.07%
3/15/23 #		3,070,000	3,081,347
AT&T
3.90% 8/14/27		2,245,000	2,252,106
4.25% 3/1/27		2,450,000	2,521,794
4.90% 8/14/37		5,735,000	5,820,707
5.15% 2/14/50		3,750,000	3,793,516
5.25% 3/1/37		750,000	788,558
Bell Canada 3.35% 3/22/23	CAD	773,000	633,014
Cablevision 144A 6.50% 6/15/21 #		1,980,000	2,118,085
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,791,189
CenturyLink 6.75% 12/1/23		1,140,000	1,157,485
Cincinnati Bell 144A 7.00% 7/15/24 #		453,000	443,940
Comcast 3.15% 2/15/28		4,400,000	4,387,482
Comcel Trust 144A 6.875% 2/6/24 #		895,000	958,151
Crown Castle International 5.25%
1/15/23		2,190,000	2,426,396
Crown Castle Towers 144A 4.883%
8/15/20 #		9,630,000	10,206,357
CyrusOne 144A 5.00% 3/15/24 #		370,000	390,350
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		1,360,000	1,333,054
144A 2.485% 9/19/23 #		6,900,000	6,743,741
6.50% 4/8/22	GBP	416,000	678,251
Digicel 144A 6.75% 3/1/23 #		480,000	472,200
Digicel Group
144A 7.125% 4/1/22 #		1,485,000	1,353,206
144A 8.25% 9/30/20 #		1,125,000	1,103,209
Discovery Communications
3.95% 3/20/28		2,070,000	2,068,693
5.00% 9/20/37		1,070,000	1,090,792
Equinix 5.375% 5/15/27		850,000	926,500
GTP Acquisition Partners I 144A 2.35%
6/15/20 #		1,095,000	1,093,930
Level 3 Financing 5.375% 5/1/25		3,009,000	3,101,151
Myriad International Holdings
144A 4.85% 7/6/27 #		1,365,000	1,414,823
144A 5.50% 7/21/25 #		680,000	742,907
Radiate Holdco 144A 6.625% 2/15/25 #		200,000	196,000
SBA Communications 4.875% 9/1/24		1,225,000	1,263,281
SBA Tower Trust
144A 2.24% 4/10/18 #		1,800,000	1,799,643
144A 2.898% 10/8/19 #		1,300,000	1,307,897
Sprint
7.125% 6/15/24		755,000	851,263
7.875% 9/15/23		1,505,000	1,749,563
Sprint Communications 7.00% 8/15/20		140,000	153,317
Telecom Italia 144A 5.303% 5/30/24 #		655,000	714,769
Telefonica Emisiones 5.213% 3/8/47		1,085,000	1,198,077
Time Warner Cable 7.30% 7/1/38		5,915,000	7,443,136
Time Warner Entertainment 8.375%
3/15/23		2,495,000	3,102,838
T-Mobile USA
6.375% 3/1/25		130,000	140,296
6.50% 1/15/26		1,845,000	2,041,031
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,314,605
4.50% 8/17/27	AUD	2,370,000	1,830,168
4.50% 8/10/33		1,715,000	1,763,388
5.25% 3/16/37		1,010,000	1,110,557
VimpelCom Holdings
144A 4.95% 6/16/24 #		1,190,000	1,220,678
144A 5.95% 2/13/23 #		2,180,000	2,372,930
Wind Acquisition Finance 144A 7.375%
4/23/21 #		1,100,000	1,144,688
Zayo Group
144A 5.75% 1/15/27 #		980,000	1,041,250
6.00% 4/1/23		1,715,000	1,823,817
6.375% 5/15/25		270,000	291,973
			108,157,354
Consumer Cyclical – 2.48%
AMC Entertainment Holdings 6.125%
5/15/27		1,055,000	1,047,087
American Tire Distributors 144A 10.25%
3/1/22 #		160,000	167,648
Atento Luxco 1 144A 6.125% 8/10/22 #		1,715,000	1,796,900
Boyd Gaming 6.375% 4/1/26		2,010,000	2,198,437
Cencosud 144A 6.625% 2/12/45 #		1,600,000	1,751,572
Coach 4.125% 7/15/27		1,770,000	1,782,086

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Daimler 2.75% 12/10/18	NOK	5,560,000	$713,721
Dollar General 3.875% 4/15/27		4,675,000	4,866,308
Ford Motor Credit 3.096% 5/4/23		3,490,000	3,462,480
General Motors 6.75% 4/1/46		670,000	809,467
General Motors Financial 5.25% 3/1/26		1,240,000	1,347,856
GLP Capital 5.375% 4/15/26		1,730,000	1,892,187
Hanesbrands 144A 4.875% 5/15/26 #		1,615,000	1,685,656
Hilton Worldwide Finance 4.875%
4/1/27		905,000	952,513
Hyundai Capital America
144A 2.15% 10/2/17 #		1,570,000	1,570,000
144A 2.55% 2/6/19 #		685,000	686,251
144A 3.00% 3/18/21 #		965,000	968,578
JC Penney 8.125% 10/1/19		261,000	279,270
JD.com 3.125% 4/29/21		2,985,000	2,984,607
KFC Holding
144A 5.00% 6/1/24 #		788,000	832,325
144A 5.25% 6/1/26 #		736,000	782,000
Lear 3.80% 9/15/27		1,790,000	1,786,085
Levi Strauss & Co. 5.00% 5/1/25		2,050,000	2,170,437
Lithia Motors 144A 5.25% 8/1/25 #		900,000	937,125
Lowe’s
3.70% 4/15/46		3,605,000	3,503,928
4.05% 5/3/47		825,000	849,262
Marriott International 4.50% 10/1/34		410,000	433,475
MGM Growth Properties Operating
Partnership 4.50% 9/1/26		615,000	627,300
MGM Resorts International 4.625%
9/1/26		1,405,000	1,429,587
Mohegan Gaming & Entertainment 144A
7.875% 10/15/24 #		280,000	300,300
New Red Finance 144A 5.00%
10/15/25 #		825,000	843,563
Penn National Gaming 144A 5.625%
1/15/27 #		2,564,000	2,666,560
Penske Automotive Group 5.50%
5/15/26		1,120,000	1,160,768
PetSmart 144A 5.875% 6/1/25 #		1,320,000	1,158,300
Priceline Group 3.55% 3/15/28		1,570,000	1,573,868
Scientific Games International 10.00%
12/1/22		1,505,000	1,672,431
Scotts Miracle-Gro 5.25% 12/15/26		2,539,000	2,684,993
Staples 144A 8.50% 9/15/25 #		1,780,000	1,735,500
Tempur Sealy International 5.50%
6/15/26		1,175,000	1,204,375
Toyota Motor Credit 2.80% 7/13/22		755,000	770,216
Wyndham Worldwide 4.15% 4/1/24		670,000	680,019
			60,765,041
Consumer Non-Cyclical – 4.23%
Abbott Laboratories 4.90% 11/30/46		4,550,000	5,099,499
Air Medical Group Holdings 144A
6.375% 5/15/23 #		290,000	280,575
Albertsons
5.75% 3/15/25		1,080,000	955,800
6.625% 6/15/24		180,000	168,525
Amgen 4.00% 9/13/29	GBP	341,000	516,476
Anheuser-Busch InBev Finance 3.65%
2/1/26		12,020,000	12,451,893
BAT Capital
144A 3.557% 8/15/27 #		2,915,000	2,929,789
144A 4.39% 8/15/37 #		3,535,000	3,612,831
Becle 144A 3.75% 5/13/25 #		4,360,000	4,408,126
Becton Dickinson
3.363% 6/6/24		4,155,000	4,198,204
3.70% 6/6/27		1,420,000	1,433,968
Biogen 5.20% 9/15/45		4,505,000	5,265,307
Celgene 3.25% 8/15/22		2,855,000	2,948,899
CK Hutchison International 17 144A
2.875% 4/5/22 #		2,605,000	2,621,044
Cott Holdings 144A 5.50% 4/1/25 #		985,000	1,027,355
ESAL 144A 6.25% 2/5/23 #		1,535,000	1,495,474
HCA 5.875% 2/15/26		765,000	823,125
inVentiv Group Holdings 144A 7.50%
10/1/24 #		56,000	62,440
JBS USA 144A 5.75% 6/15/25 #		200,000	200,250
Kernel Holding 144A 8.75% 1/31/22 #		1,990,000	2,188,841
Kroger 2.65% 10/15/26		1,560,000	1,428,949
Lamb Weston Holdings
144A 4.625% 11/1/24 #		500,000	523,750
144A 4.875% 11/1/26 #		1,425,000	1,499,813
Marfrig Holdings Europe 144A 8.00%
6/8/23 #		2,155,000	2,237,321
McCormick & Co. 2.70% 8/15/22		1,125,000	1,131,231
MHP 144A 7.75% 5/10/24 #		1,430,000	1,543,613
Molson Coors Brewing
3.00% 7/15/26		4,705,000	4,582,695
4.20% 7/15/46		2,005,000	2,004,474
Mylan 3.95% 6/15/26		1,885,000	1,921,823
New York and Presbyterian Hospital
4.063% 8/1/56		1,630,000	1,657,045
Pernod Ricard 144A 4.45% 1/15/22 #		4,180,000	4,492,541
Pfizer 3.00% 12/15/26		2,720,000	2,756,344
Post Holdings
144A 5.00% 8/15/26 #		2,345,000	2,346,466
144A 5.75% 3/1/27 #		280,000	289,800
Reynolds American 4.45% 6/12/25		2,720,000	2,922,704
Shire Acquisitions Investments Ireland
2.40% 9/23/21		2,710,000	2,702,381
2.875% 9/23/23		4,090,000	4,073,858
Team Health Holdings 144A 6.375%
2/1/25 #		150,000	142,500

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Thermo Fisher Scientific 3.00%
4/15/23		6,030,000	$6,135,169
Zimmer Biomet Holdings 4.625%
11/30/19		3,645,000	3,825,682
Zoetis 3.00% 9/12/27		2,900,000	2,860,651
			103,767,231
Electric – 4.75%
AEP Texas 144A 3.80% 10/1/47 #		1,560,000	1,551,792
AES Gener 144A 8.375% 12/18/73 #µ		1,615,000	1,724,012
Ameren Illinois 9.75% 11/15/18		5,900,000	6,400,063
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	5,947,003
Appalachian Power 3.30% 6/1/27		275,000	278,158
Cerro del Aguila 144A 4.125%
8/16/27 #		2,485,000	2,488,231
Cleveland Electric Illuminating 5.50%
8/15/24		365,000	419,736
CMS Energy 6.25% 2/1/20		2,210,000	2,410,355
ComEd Financing III 6.35% 3/15/33		2,055,000	2,268,206
Consumers Energy 3.25% 8/15/46		1,795,000	1,654,522
Dominion Energy 3.625% 12/1/24		1,645,000	1,703,331
DTE Energy
2.85% 10/1/26		5,120,000	4,916,774
3.30% 6/15/22		2,180,000	2,236,362
Duke Energy 2.65% 9/1/26		3,525,000	3,376,196
Emera 6.75% 6/15/76 µ		3,545,000	4,050,163
Emera US Finance 4.75% 6/15/46		3,115,000	3,351,690
Enel 144A 8.75% 9/24/73 #µ		3,502,000	4,250,553
Enel Americas 4.00% 10/25/26		1,200,000	1,225,680
Enel Finance International 144A 3.625%
5/25/27 #		5,450,000	5,469,753
Entergy 2.95% 9/1/26		635,000	615,023
Entergy Louisiana
3.12% 9/1/27		1,170,000	1,175,837
4.05% 9/1/23		4,045,000	4,316,496
4.95% 1/15/45		545,000	560,861
Exelon
3.497% 6/1/22		2,700,000	2,783,391
3.95% 6/15/25		2,445,000	2,557,240
Fortis 3.055% 10/4/26		4,800,000	4,629,037
Great Plains Energy 4.85% 6/1/21		1,195,000	1,275,323
Indiana Michigan Power 3.20%
3/15/23		1,455,000	1,490,081
Kansas City Power & Light 3.65%
8/15/25		3,445,000	3,536,905
LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,997,665
Metropolitan Edison 144A 4.00%
4/15/25 #		2,270,000	2,335,815
National Rural Utilities Cooperative
Finance
2.70% 2/15/23		2,530,000	2,529,155
National Rural Utilities Cooperative
Finance
4.75% 4/30/43 µ		2,830,000	2,951,629
5.25% 4/20/46 µ		990,000	1,055,796
New York State Electric & Gas 144A
3.25% 12/1/26 #		2,495,000	2,521,040
Newfoundland & Labrador Hydro 3.60%
12/1/45	CAD	400,000	316,217
NextEra Energy Capital Holdings 3.55%
5/1/27		4,586,000	4,712,740
NV Energy 6.25% 11/15/20		2,380,000	2,656,257
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,435,303
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		1,175,000	1,177,202
144A 5.25% 5/15/47 #		955,000	996,991
Public Service Co. of Oklahoma 5.15%
12/1/19		1,705,000	1,812,287
Southern 3.25% 7/1/26		3,550,000	3,514,507
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #		1,190,000	1,245,853
Union Electric 2.95% 6/15/27		1,330,000	1,318,801
Wisconsin Electric Power 4.30%
12/15/45		1,280,000	1,362,785
			116,602,817
Energy – 5.05%
Alta Mesa Holdings 144A 7.875%
12/15/24 #		190,000	206,150
AmeriGas Partners 5.875% 8/20/26		1,970,000	2,058,650
Anadarko Petroleum 6.60% 3/15/46		4,315,000	5,358,450
Andeavor Logistics 5.25% 1/15/25		900,000	967,500
Antero Resources
5.00% 3/1/25		295,000	300,900
5.625% 6/1/23		230,000	240,925
Boston Gas 144A 3.15% 8/1/27 #		2,130,000	2,133,148
Cheniere Corpus Christi Holdings
5.875% 3/31/25		710,000	766,800
Crestwood Midstream Partners 5.75%
4/1/25		1,050,000	1,076,250
Diamondback Energy 4.75% 11/1/24		2,295,000	2,352,375
Ecopetrol
5.875% 9/18/23		805,000	895,965
7.375% 9/18/43		690,000	788,808
Energy Transfer
6.125% 12/15/45		3,845,000	4,235,317
9.70% 3/15/19		2,189,000	2,418,500
Energy Transfer Equity
5.50% 6/1/27		120,000	126,900
7.50% 10/15/20		1,105,000	1,250,031
EnLink Midstream Partners 6.00% µψ		1,120,000	1,121,970
Enterprise Products Operating 7.034%
1/15/68 µ		465,000	471,975

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Gazprom OAO Via Gaz Capital 144A
4.95% 3/23/27 #	2,440,000	$2,504,660
Genesis Energy 6.75% 8/1/22	1,815,000	1,864,913
Geopark 144A 6.50% 9/21/24 #	1,345,000	1,355,087
Gulfport Energy
6.00% 10/15/24	1,255,000	1,270,687
6.625% 5/1/23	595,000	605,413
Hilcorp Energy I
144A 5.00% 12/1/24 #	1,690,000	1,664,650
144A 5.75% 10/1/25 #	90,000	91,463
Holly Energy Partners 144A 6.00%
8/1/24 #	110,000	115,913
KazMunayGas National
144A 3.875% 4/19/22 #	875,000	884,717
144A 4.75% 4/19/27 #	1,200,000	1,219,417
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	857,582
Laredo Petroleum 6.25% 3/15/23	700,000	724,500
Magellan Midstream Partners 4.20%
10/3/47	1,870,000	1,844,375
Marathon Oil 4.40% 7/15/27	4,340,000	4,438,902
MPLX 4.875% 12/1/24	4,195,000	4,527,356
Murphy Oil 6.875% 8/15/24	2,540,000	2,714,600
Murphy Oil USA 6.00% 8/15/23	2,150,000	2,273,625
Nabors Industries 5.50% 1/15/23	602,000	592,970
Newfield Exploration
5.375% 1/1/26	140,000	148,047
5.75% 1/30/22	1,140,000	1,222,650
Noble Energy
3.85% 1/15/28	1,895,000	1,901,901
4.95% 8/15/47	435,000	444,925
5.05% 11/15/44	5,620,000	5,818,757
NuStar Logistics 5.625% 4/28/27	745,000	787,837
Oasis Petroleum
6.50% 11/1/21	655,000	671,375
6.875% 3/15/22	110,000	112,475
ONEOK
4.95% 7/13/47	1,875,000	1,886,144
7.50% 9/1/23	3,525,000	4,227,497
Pertamina Persero
144A 4.30% 5/20/23 #	1,745,000	1,836,026
144A 4.875% 5/3/22 #	320,000	343,955
144A 5.625% 5/20/43 #	860,000	927,494
Perusahaan Gas Negara Persero 144A
5.125% 5/16/24 #	1,410,000	1,524,575
Petrobras Global Finance
144A 5.299% 1/27/25 #	1,296,000	1,295,676
6.75% 1/27/41	1,100,000	1,094,500
7.25% 3/17/44	1,035,000	1,081,575
7.375% 1/17/27	1,250,000	1,378,750
Petroleos Mexicanos
144A 6.50% 3/13/27 #	865,000	961,447
Petroleos Mexicanos
6.75% 9/21/47	939,000	1,001,350
144A 6.75% 9/21/47 #	685,000	730,484
Plains All American Pipeline
3.85% 10/15/23	215,000	216,027
8.75% 5/1/19	3,490,000	3,816,276
Precision Drilling 6.625% 11/15/20	493,276	497,592
QEP Resources 5.25% 5/1/23	1,350,000	1,319,220
Raizen Fuels Finance 144A 5.30%
1/20/27 #	2,025,000	2,131,313
Sabine Pass Liquefaction
5.625% 3/1/25	2,870,000	3,169,693
5.75% 5/15/24	5,935,000	6,620,577
Shell International Finance 4.375%
5/11/45	469,000	503,283
Southern Gas Corridor 144A 6.875%
3/24/26 #	1,050,000	1,184,773
Southwestern Energy
4.10% 3/15/22	555,000	538,350
6.70% 1/23/25	235,000	239,113
Summit Midstream Holdings 5.75%
4/15/25	1,100,000	1,122,000
Sunoco Logistics Partners Operations
5.40% 10/1/47	1,170,000	1,195,296
Targa Resources Partners 5.375%
2/1/27	1,715,000	1,794,319
Tengizchevroil Finance Co. International
144A 4.00% 8/15/26 #	1,840,000	1,828,511
Transcanada Trust
5.30% 3/15/77 µ	1,585,000	1,625,616
5.875% 8/15/76 µ	1,475,000	1,604,063
Transocean 144A 9.00% 7/15/23 #	170,000	184,025
Transocean Proteus 144A 6.25%
12/1/24 #	750,500	789,901
WildHorse Resource Development 144A
6.875% 2/1/25 #	200,000	200,250
Woodside Finance
144A 3.65% 3/5/25 #	1,105,000	1,114,260
144A 8.75% 3/1/19 #	3,220,000	3,510,635
YPF 144A 24.104% (BADLARPP +
4.00%) 7/7/20 #●	3,175,000	3,190,875
		124,114,852
Finance Companies – 1.35%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	3,920,000	4,307,100
AerCap Ireland Capital 3.65% 7/21/27	5,400,000	5,388,569
Air Lease
3.00% 9/15/23	2,330,000	2,326,648
3.625% 4/1/27	4,175,000	4,184,380
Aviation Capital Group
144A 2.875% 1/20/22 #	3,865,000	3,868,488

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 4.875% 10/1/25 #		2,480,000	$2,699,722
BOC Aviation 144A 2.375% 9/15/21 #		2,120,000	2,084,354
Equate Petrochemical 144A 3.00%
3/3/22 #		1,370,000	1,361,609
General Electric 4.25% 1/17/18	NZD	420,000	305,051
International Lease Finance 8.625%
1/15/22		3,390,000	4,157,389
SURA Asset Management 144A 4.375%
4/11/27 #		875,000	892,500
Temasek Financial I 144A 2.375%
1/23/23 #		1,615,000	1,617,271
			33,193,081
Healthcare – 0.91%
Change Healthcare Holdings 144A
5.75% 3/1/25 #		1,095,000	1,119,637
DaVita
5.00% 5/1/25		3,306,000	3,268,807
5.125% 7/15/24		80,000	79,800
HCA
5.375% 2/1/25		3,865,000	4,082,406
7.58% 9/15/25		80,000	92,800
HealthSouth
5.125% 3/15/23		595,000	617,878
5.75% 11/1/24		1,960,000	2,016,595
5.75% 9/15/25		610,000	637,633
Hill-Rom Holdings
144A 5.00% 2/15/25 #		595,000	618,800
144A 5.75% 9/1/23 #		765,000	810,900
MPH Acquisition Holdings 144A 7.125%
6/1/24 #		1,425,000	1,535,437
Quintiles IMS 144A 5.00% 10/15/26 #		1,445,000	1,535,313
Tenet Healthcare 144A 5.125%
5/1/25 #		5,575,000	5,512,281
Universal Health Services 144A 5.00%
6/1/26 #		485,000	512,888
			22,441,175
Insurance – 1.62%
Allstate 3.28% 12/15/26		4,315,000	4,399,835
Berkshire Hathaway 2.75% 3/15/23		1,365,000	1,386,244
Berkshire Hathaway Finance 2.90%
10/15/20		2,260,000	2,327,016
Cigna 3.05% 10/15/27		3,290,000	3,249,399
HUB International 144A 7.875%
10/1/21 #		300,000	312,750
Magellan Health 4.40% 9/22/24		1,450,000	1,446,550
MetLife
3.60% 4/10/24		2,525,000	2,641,184
6.40% 12/15/36		110,000	127,050
6.817% 8/15/18		225,000	234,915
144A 9.25% 4/8/38 #		2,655,000	3,949,313
Nuveen Finance
144A 2.95% 11/1/19 #		1,885,000	1,917,083
144A 4.125% 11/1/24 #		8,145,000	8,585,631
Progressive 4.125% 4/15/47		2,600,000	2,742,367
Prudential Financial
4.50% 11/15/20		795,000	850,476
5.375% 5/15/45 µ		1,730,000	1,872,725
USIS Merger Sub 144A 6.875%
5/1/25 #		455,000	464,669
XLIT
3.761% (LIBOR03M + 2.458%) ψ●		1,325,000	1,197,469
5.50% 3/31/45		2,045,000	2,157,259
			39,861,935
Media – 1.47%
AMC Networks 4.75% 8/1/25		1,140,000	1,154,250
CCO Holdings
144A 5.125% 5/1/27 #		3,195,000	3,246,919
144A 5.50% 5/1/26 #		1,045,000	1,085,494
144A 5.75% 2/15/26 #		200,000	210,500
144A 5.875% 5/1/27 #		150,000	157,500
CSC Holdings
144A 5.50% 4/15/27 #		1,780,000	1,855,650
144A 10.875% 10/15/25 #		240,000	297,300
DISH DBS 7.75% 7/1/26		710,000	816,500
Gray Television 144A 5.875% 7/15/26 #		1,675,000	1,729,437
Lamar Media 5.75% 2/1/26		1,264,000	1,376,180
Midcontinent Communications 144A
6.875% 8/15/23 #		820,000	887,650
Nexstar Broadcasting 144A 5.625%
8/1/24 #		1,620,000	1,680,750
Nielsen Co. Luxembourg 144A 5.00%
2/1/25 #		2,665,000	2,781,594
SFR Group 144A 6.25% 5/15/24 #		2,080,000	2,204,280
Sinclair Television Group 144A 5.125%
2/15/27 #		1,400,000	1,366,750
Sirius XM Radio
144A 5.00% 8/1/27 #		3,160,000	3,239,000
144A 5.375% 4/15/25 #		2,706,000	2,861,595
Tribune Media 5.875% 7/15/22		857,000	895,565
Unitymedia 144A 6.125% 1/15/25 #		790,000	846,288
UPCB Finance IV 144A 5.375%
1/15/25 #		1,198,000	1,251,910
Virgin Media Secured Finance 144A
5.25% 1/15/26 #		2,095,000	2,189,275
VTR Finance 144A 6.875% 1/15/24 #		3,825,000	4,054,500
			36,188,887
Real Estate Investment Trusts – 1.07%
Corporate Office Properties
3.60% 5/15/23		1,750,000	1,758,866
5.25% 2/15/24		1,755,000	1,902,075
CubeSmart 3.125% 9/1/26		2,200,000	2,118,013

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	$2,264,274
ESH Hospitality 144A 5.25% 5/1/25 #	2,135,000	2,212,394
Goodman US Finance Three 144A
3.70% 3/15/28 #	905,000	903,541
Hospitality Properties Trust 4.50%
3/15/25	2,025,000	2,083,510
Host Hotels & Resorts
3.75% 10/15/23	710,000	726,714
3.875% 4/1/24	890,000	910,534
4.50% 2/1/26	1,680,000	1,769,769
Hudson Pacific Properties 3.95%
11/1/27	1,340,000	1,337,148
LifeStorage 3.50% 7/1/26	1,620,000	1,560,806
Physicians Realty 4.30% 3/15/27	1,045,000	1,070,006
Regency Centers 3.60% 2/1/27	2,225,000	2,225,259
Trust F/1401 144A 5.25% 1/30/26 #	1,470,000	1,565,550
WP Carey 4.60% 4/1/24	1,680,000	1,762,116
		26,170,575
Services – 0.72%
Advanced Disposal Services 144A
5.625% 11/15/24 #	200,000	209,500
Aramark Services 4.75% 6/1/26	2,250,000	2,374,650
Ashtead Capital 144A 4.375%
8/15/27 #	1,185,000	1,222,031
Avis Budget Car Rental 144A 6.375%
4/1/24 #	605,000	633,737
Cardtronics 144A 5.50% 5/1/25 #	236,000	242,022
Covanta Holding 5.875% 7/1/25	600,000	591,750
GEO Group
5.125% 4/1/23	390,000	396,825
5.875% 10/15/24	100,000	104,750
6.00% 4/15/26	130,000	137,313
Herc Rentals 144A 7.75% 6/1/24 #	1,237,000	1,348,330
Iron Mountain US Holdings 144A 5.375%
6/1/26 #	1,545,000	1,626,113
KAR Auction Services 144A 5.125%
6/1/25 #	515,000	536,887
Prime Security Services Borrower 144A
9.25% 5/15/23 #	1,880,000	2,079,393
ServiceMaster 144A 5.125% 11/15/24 #	1,900,000	1,957,000
United Rentals North America 5.50%
5/15/27	3,920,000	4,189,500
		17,649,801
Technology – 0.92%
Apple 2.90% 9/12/27	2,285,000	2,267,839
CDK Global
144A 4.875% 6/1/27 #	1,105,000	1,138,150
5.00% 10/15/24	2,050,000	2,208,875
CDW Finance 5.00% 9/1/25	2,050,000	2,162,750
CommScope Technologies 144A 5.00%
3/15/27 #	1,860,000	1,869,300
Dell International 144A 6.02% 6/15/26 #	1,610,000	1,790,339
Entegris 144A 6.00% 4/1/22 #	160,000	167,400
First Data
144A 5.75% 1/15/24 #	1,195,000	1,254,750
144A 7.00% 12/1/23 #	705,000	754,561
Genesys Telecommunications
Laboratories 144A 10.00%
11/30/24 #	50,000	56,625
Infor US 6.50% 5/15/22	170,000	177,118
Microsoft
3.70% 8/8/46	725,000	732,643
4.25% 2/6/47	3,480,000	3,854,929
NXP 144A 4.625% 6/1/23 #	1,580,000	1,702,450
Solera 144A 10.50% 3/1/24 #	120,000	137,214
Symantec 144A 5.00% 4/15/25 #	1,260,000	1,320,644
Tyco Electronics Group 3.125%
8/15/27	1,075,000	1,073,811
		22,669,398
Transportation – 1.08%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 # ⧫	1,199,273	1,229,255
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	965,059	996,423
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	632,747	639,075
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	441,265	456,069
American Airlines 2016-1 Class AA Pass
Through Trust 3.575% 1/15/28 ⧫	708,937	732,651
Penske Truck Leasing
144A 2.70% 3/14/23 #	1,865,000	1,850,918
144A 3.30% 4/1/21 #	1,815,000	1,863,770
144A 3.40% 11/15/26 #	775,000	766,725
144A 4.20% 4/1/27 #	6,190,000	6,501,777
Topaz Marine 144A 9.125% 7/26/22 #	1,280,000	1,287,360
Transnet SOC 144A 4.00% 7/26/22 #	1,358,000	1,340,251
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 ⧫	750,139	795,665
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,261,549	1,310,188
United Airlines 2016-1 Class AA Pass
Through Trust 3.10% 7/7/28 ⧫	1,110,000	1,112,131
United Continental Holdings 4.25%
10/1/22	1,025,000	1,033,969
United Parcel Service 5.125% 4/1/19	2,180,000	2,289,816
XPO Logistics 144A 6.125% 9/1/23 #	2,193,000	2,297,168
		26,503,211

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities – 0.40%
AES
5.50% 4/15/25	2,197,000	$2,320,581
6.00% 5/15/26	10,000	10,800
AES Andres 144A 7.95% 5/11/26 #	1,960,000	2,130,520
Berkshire Hathaway Energy 3.75%
11/15/23	3,405,000	3,597,740
Calpine 144A 5.25% 6/1/26 #	1,135,000	1,135,000
Dynegy
7.375% 11/1/22	500,000	523,750
144A 8.00% 1/15/25 #	180,000	187,200
		9,905,591
Total Corporate Bonds
(cost $1,175,664,726)		1,205,738,144

Loan Agreements – 5.60%
Air Medical Group Holdings Tranche B
1st Lien 4.584% (LIBOR03M + 3.25%)
4/28/22 ●	4,339,346	4,314,937
Air Medical Group Holdings Tranche B1
1st Lien 5.307% (LIBOR03M + 4.00%)
4/28/22 ●	425,311	424,460
Air Methods 1st Lien 4.833% (LIBOR03M
+ 3.50%) 4/21/24 ●	562,956	556,535
Albertson’s Tranche B 1st Lien 3.985%
(LIBOR03M + 2.75%) 8/25/21 ●	593,513	572,508
Alpha 3 Tranche B1 1st Lien 4.311%
(LIBOR03M + 3.00%) 1/31/24 ●	493,763	496,334
American Airlines Tranche B 1st Lien
3.824% (LIBOR03M + 2.50%)
12/14/23 ●	1,048,969	1,053,558
American Tire Distributors 1st Lien
5.584% (LIBOR03M + 4.25%)
9/1/21 ●	412,883	415,893
Applied Systems 2nd Lien 8.324%
(LIBOR03M + 7.00%) 9/19/25 ●	1,590,000	1,635,713
AssuredPartners Tranche B 1st Lien
3.50% (LIBOR03M + 3.50%)
10/22/24 ●	585,000	586,828
ATI Holdings Acquisition 1st Lien 5.82%
(LIBOR03M + 3.50%) 5/10/23 ●	1,620,849	1,640,096
Blue Ribbon 1st Lien 5.309%
(LIBOR03M + 4.00%) 11/13/21 ●	1,848,879	1,831,161
Builders FirstSource 1st Lien 4.333%
(LIBOR03M + 3.00%) 2/29/24 ●	2,969,010	2,979,835
BWAY Tranche B 1st Lien 4.481%
(LIBOR03M + 3.25%) 4/3/24 ●	1,850,363	1,856,145
Caesars Entertainment Tranche B 1st
Lien 2.50% (LIBOR03M + 2.50%)
4/4/24 ●	825,000	826,768
CH Hold 2nd Lien 8.485% (LIBOR03M +
7.25%) 2/1/25 ●	965,000	989,125
Change Healthcare Holdings Tranche B
1st Lien 4.066% (LIBOR03M + 2.75%)
3/1/24 ●	2,989,975	3,000,066
Chesapeake Energy 1st Lien 8.817%
(LIBOR03M + 7.50%) 8/23/21 ●	1,215,000	1,310,302
CityCenter Holdings Tranche B 1st Lien
3.735% (LIBOR03M + 2.50%)
4/18/24 ●	1,057,350	1,062,719
Constellis Holdings 1st Lien 6.333%
(LIBOR03M + 5.00%) 4/21/24 ●	1,087,275	1,084,557
Constellis Holdings 2nd Lien 10.333%
(LIBOR03M + 9.00%) 4/21/25 ●	610,000	605,552
CSC Holdings Tranche B 1st Lien
3.484% (LIBOR03M + 2.25%)
7/17/25 ●	807,975	803,858
Cyxtera DC Holdings 2nd Lien 8.57%
(LIBOR03M + 7.25%) 5/1/25 ●	620,000	627,750
DaVita Tranche B 1st Lien 4.079%
(LIBOR03M + 2.75%) 6/24/21 ●	341,606	344,258
Dynegy Tranche C 1st Lien 4.485%
(LIBOR03M + 3.25%) 2/7/24 ●	2,867,927	2,885,637
Energy Future Intermediate Holding 1st
Lien 4.234% (LIBOR03M + 3.00%)
6/28/18 ●	1,945,000	1,956,345
Energy Transfer Equity 1st Lien 3.981%
(LIBOR03M + 2.75%) 2/2/24 ●	970,000	975,370
ESH Hospitality Tranche B 1st Lien
3.735% (LIBOR03M + 2.50%)
8/30/23 ●	549,460	552,513
ExamWorks Group Tranche B1 1st Lien
4.485% (LIBOR03M + 3.25%)
7/27/23 ●	2,257,243	2,274,172
First Data 1st Lien
3.487% (LIBOR03M + 2.25%)
7/10/22 ●	1,036,554	1,038,951
3.737% (LIBOR03M + 2.50%)
4/26/24 ●	1,050,256	1,054,493
First Eagle Holdings Tranche B 1st Lien
4.833% (LIBOR03M + 3.50%)
12/1/22 ●	1,988,692	2,010,568
Flex Acquisition 1st Lien 4.584%
(LIBOR03M + 3.00%) 12/29/23 ●	1,029,825	1,033,944
Flying Fortress Holdings Tranche B 1st
Lien 3.333% (LIBOR03M + 2.00%)
11/2/22 ●	902,500	908,705
Forterra Finance Tranche B 1st Lien
4.235% (LIBOR03M + 3.00%)
10/25/23 ●	779,199	661,995

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Frontier Communications Tranche B 1st
Lien 7.00% (LIBOR03M + 2.75%)
6/15/24 ●	1,386,525	$1,321,903
Gardner Denver Tranche B 1st Lien
4.083% (LIBOR03M + 2.75%)
7/30/24 ●	1,826,826	1,830,356
Gates Global Tranche B 1st Lien 4.583%
(LIBOR03M + 3.25%) 3/31/24 ●	1,560,578	1,569,091
Genesys Telecommunications
Laboratories Tranche B 1st Lien
5.007% (LIBOR03M + 3.75%)
12/1/23 ●	1,710,114	1,721,719
Genoa a QoL Healthcare 1st Lien
4.485% (LIBOR03M + 3.25%)
10/28/23 ●	1,806,784	1,819,206
Hoya Midco Tranche B 1st Lien 5.235%
(LIBOR03M + 4.00%) 6/30/24 ●	1,251,863	1,253,427
HUB International Tranche B 1st Lien
4.593% (LIBOR03M + 3.00%)
10/2/20 ●	1,046,864	1,054,652
Hyperion Insurance Group Tranche B 1st
Lien 5.25% (LIBOR03M + 4.00%)
4/29/22 ●	2,297,080	2,326,990
INC Research Holdings Tranche B 1st
Lien 3.485% (LIBOR03M + 2.25%)
6/26/24 ●	905,000	908,959
INEOS US Finance Tranche B 1st Lien
3.985% (LIBOR03M + 2.75%)
3/31/22 ●	1,819,477	1,831,645
3.985% (LIBOR03M + 2.75%)
3/31/24 ●	102,857	103,564
JBS USA Tranche B 1st Lien 3.804%
(LIBOR03M + 2.50%) 10/30/22 ●	1,910,762	1,889,504
JC Penney Tranche B 1st Lien 5.579%
(LIBOR03M + 4.25%) 6/23/23 ●	1,057,546	1,035,514
Kingpin Intermediate Holdings Tranche B
1st Lien 5.57% (LIBOR03M + 4.25%)
6/29/24 ●	688,275	692,999
Kloeckner Pentaplast of America
Tranche B 1st Lien 5.583%
(LIBOR03M + 4.25%) 6/29/22 ●	1,535,000	1,541,076
Kraton Polymers Tranche B 1st Lien
4.235% (LIBOR03M + 3.00%)
1/6/22 ●	956,573	969,308
Kronos 2nd Lien 9.561% (LIBOR03M +
8.25%) 11/1/24 ●	1,220,000	1,261,785
Kronos Tranche B 1st Lien 4.811%
(LIBOR03M + 3.50%) 11/1/23 ●	885,556	891,561
Mohegan Gaming & Entertainment
Tranche B 1st Lien 5.235%
(LIBOR03M + 4.00%) 10/13/23 ●	2,759,206	2,787,488
MPH Acquisition Holdings Tranche B 1st
Lien 4.333% (LIBOR03M + 3.00%)
6/7/23 ●	1,713,883	1,728,165
ON Semiconductor Tranche B 1st Lien
3.485% (LIBOR03M + 2.25%)
3/31/23 ●	632,948	635,949
Panda Hummel Tranche B1 1st Lien
7.311% (LIBOR03M + 6.00%)
10/27/22 ●	540,000	499,500
Panda Stonewall Tranche B 1st Lien
6.815% (LIBOR03M + 5.50%)
11/13/21 =●	1,001,000	955,955
Penn National Gaming Tranche B 1st
Lien 3.735% (LIBOR03M + 2.50%)
1/19/24 ●	925,350	930,721
PetSmart Tranche B 4.343% (LIBOR03M
+ 3.00%) 3/10/22 ●	1,172,500	998,301
PharMerica Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 9/26/24 ●	1,785,000	1,795,041
PharMerica Tranche B 2nd Lien 8.75%
(LIBOR03M + 7.75%) 9/26/25 ●	295,000	296,844
PQ Tranche B 1st Lien 4.562%
(LIBOR03M + 3.25%) 11/4/22 ●	2,912,008	2,942,689
Radiate Holdco 1st Lien 4.311%
(LIBOR03M + 3.00%) 2/1/24 ●	3,890,450	3,843,644
Republic of Angola 7.683% (LIBOR6M +
6.25%) 12/16/23 =●	3,562,813	3,259,974
Ring Container Technologies Group 1st
Lien 2.75% (LIBOR03M + 2.75%)
9/29/24 ●	1,195,000	1,189,025
Rite Aid 2nd Lien 6.064% (LIBOR03M +
4.75%) 8/21/20 ●	285,000	286,959
Russell Investments US Institutional
Holdco Tranche B 1st Lien 7.067%
(LIBOR03M + 4.25%) 6/1/23 ●	3,814,234	3,861,912
Sable International Finance Tranche B3
1st Lien 4.734% (LIBOR03M + 3.50%)
1/31/25 ●	475,000	470,807
SAM Finance Tranche B 1st Lien 4.574%
(LIBOR03M + 3.25%) 12/17/20 ●	1,846,565	1,860,578
Scientific Games International Tranche
B4 1st Lien 4.485% (LIBOR03M +
3.25%) 8/14/24 ●	3,090,000	3,099,174
SFR Group Tranche B 1st Lien 4.061%
(LIBOR03M + 2.75%) 7/18/25 ●	2,359,088	2,355,587

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
SFR Group Tranche B10 1st Lien
4.556% (LIBOR03M + 3.25%)
1/31/25 ●	1,278,330	$1,284,022
Sinclair Television Group Tranche B2 1st
Lien 3.49% (LIBOR03M + 2.25%)
1/3/24 ●	1,229,280	1,232,994
Sprint Communications Tranche B 1st
Lien 3.75% (LIBOR03M + 2.50%)
2/2/24 ●	1,598,272	1,602,696
StandardAero Aviation Holdings 1st Lien
4.99% (LIBOR03M + 3.75%) 7/7/22 ●	1,115,009	1,124,487
Staples 1st Lien 5.00% (LIBOR03M +
4.00%) 9/12/24 ●	2,215,000	2,206,698
Stars Group Holdings 2nd Lien 8.311%
(LIBOR03M + 7.00%) 8/1/22 ●	192,262	193,704
Stars Group Holdings Tranche B 1st Lien
4.833% (LIBOR03M + 3.50%)
8/1/21 ●	2,982,902	2,996,987
Summit Materials Tranche B1 1st Lien
3.985% (LIBOR03M + 2.75%)
7/17/22 ●	1,338,307	1,350,575
Summit Midstream Partners Holdings
Tranche B 1st Lien 7.235%
(LIBOR03M + 6.00%) 5/21/22 ●	1,231,913	1,250,391
Surgery Center Holdings 1st Lien 4.49%
(LIBOR03M + 3.25%) 9/2/24 ●	280,000	278,119
Team Health Holdings Tranche B 1st
Lien 4.062% (LIBOR03M + 2.75%)
2/6/24 ●	1,691,500	1,668,242
Telenet Financing USD Tranche A1 1st
Lien 3.984% (LIBOR03M + 2.75%)
6/30/25 ●	1,050,000	1,054,229
TKC Holdings 1st Lien 5.522%
(LIBOR03M + 4.25%) 2/1/23 ●	1,253,700	1,264,200
TransDigm Tranche F 1st Lien 4.343%
(LIBOR03M + 3.00%) 6/9/23 ●	3,012,297	3,022,653
Tribune Media Tranche B 1st Lien
4.329% (LIBOR03M + 3.00%)
12/27/20	65,997	66,244
Tribune Media Tranche C 1st Lien
4.235% (LIBOR03M + 3.00%)
1/27/24 ●	822,568	825,391
Uniti Group 1st Lien 4.235% (LIBOR03M
+ 3.00%) 10/24/22 ●	510,215	472,584
Univision Communications Tranche C
1st Lien 3.985% (LIBOR03M + 2.75%)
3/15/24 ●	313,161	310,741
USI Tranche B 1st Lien
3.00% (LIBOR03M + 3.00%)
5/16/24 ●	965,000	963,191
4.314% (LIBOR03M + 3.00%)
5/16/24 ●	3,155,000	3,145,469
USIC Holdings Tranche SR 1st Lien
4.923% (LIBOR03M + 3.50%)
12/9/23 ●	1,712,063	1,724,369
USS Ultimate Holdings 2nd Lien 8.984%
(LIBOR03M + 7.75%) 8/25/25 ●	295,000	297,458
Valeant Pharmaceuticals International
1st Lien 6.078% (LIBOR03M + 4.75%)
4/1/22 ●	580,000	590,948
VC GB Holdings 2nd Lien 9.235%
(LIBOR03M + 8.00%) 2/28/25 =●	675,000	671,625
Virgin Media Bristol Tranche I 1st Lien
4.078% (LIBOR03M + 2.75%)
1/31/25 ●	735,000	738,618
Western Digital 1st Lien 3.985%
(LIBOR03M + 2.75%) 4/29/23 ●	576,643	581,688
WideOpenWest Finance Tranche B 1st
Lien 4.484% (LIBOR03M + 3.25%)
8/19/23 ●	1,620,030	1,620,898
Windstream Services Tranche B6 1st
Lien 5.318% (LIBOR03M + 4.00%)
3/30/21 ●	1,458,616	1,305,462
Zayo Group Tranche B2 1st Lien 3.487%
(LIBOR03M + 2.25%) 1/19/24 ●	346,757	347,552
Zekelman Industries Tranche B 1st Lien
4.073% (LIBOR03M + 2.75%)
6/14/21 ●	1,091,229	1,096,685
Total Loan Agreements
(cost $136,378,479)		137,482,143

Municipal Bonds – 0.51%
Bay Area, California Toll Authority
(Taxable Build America Bonds) Series
S-3 6.907% 10/1/50	2,115,000	3,240,497
Buckeye, Ohio Tobacco Settlement
Financing Authority
(Asset-Backed Senior Turbo) Series
A-2 5.875% 6/1/47	805,000	774,362
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	240,000	294,862
New Jersey Turnpike Authority
(Taxable Build America Bonds)
Series A 7.102% 1/1/41	1,160,000	1,698,310
Series F 7.414% 1/1/40	555,000	838,083
Oregon State Taxable Pension
(Taxable Build America Bonds)
5.892% 6/1/27	5,000	6,109
South Carolina Public Service Authority
Series D 4.77% 12/1/45	680,000	703,406

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Municipal Bonds (continued)
State of California Various Purposes
(Taxable Build America Bonds)
7.55% 4/1/39	1,685,000	$2,597,815
Texas Water Development Board (2016
State Water Implementation)
Series A 5.00% 10/15/45	580,000	671,333
(Water Implementation Revenue)
Series B 5.00% 10/15/46	1,590,000	1,848,455
Total Municipal Bonds
(cost $12,847,750)		12,673,232

Non-Agency Asset-Backed
Securities – 1.68%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	202,362	204,203
American Express Credit Account Master
Trust
Series 2013-2 A 1.654% (LIBOR01M +
0.42%) 5/17/21 ●	960,000	963,744
Series 2017-5 A 1.614% (LIBOR01M +
0.38%) 2/18/25 ●	1,025,000	1,030,003
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	1,850,000	1,849,566
Series 2014-1A A 144A
2.46% 7/20/20 #	2,775,000	2,783,528
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.557% (LIBOR01M +
0.33%) 3/15/23 ●	540,000	541,232
Capital One Multi-Asset Execution Trust
Series 2016-A1 A1 1.684%
(LIBOR01M + 0.45%) 2/15/22 ●	1,000,000	1,005,288
Chase Issuance Trust
Series 2017-A1 A 1.534% (LIBOR01M
+ 0.30%) 1/18/22 ●	1,745,000	1,751,616
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 1.856%
(LIBOR01M + 0.62%) 4/22/26 ●	620,000	626,470
Series 2017-A6 A6 2.007%
(LIBOR01M + 0.77%) 5/14/29 ●	845,000	853,535
Series 2017-A7 A7 1.602%
(LIBOR01M + 0.37%) 8/8/24 ●	1,390,000	1,395,004
CNH Equipment Trust
Series 2016-B A2B 1.634%
(LIBOR01M + 0.40%) 10/15/19 ●	186,499	186,664
Discover Card Execution Note Trust
Series 2017-A5 A5 1.834%
(LIBOR01M + 0.60%) 12/15/26 ●	3,435,000	3,469,258
Ford Credit Floorplan Master Owner
Trust A
Series 2017-1 A2 1.654% (LIBOR01M
+ 0.42%) 5/15/22 ●	630,000	632,543
Golden Credit Card Trust
Series 2014-2A A 144A 1.684%
(LIBOR01M + 0.45%) 3/15/21 #●	1,195,000	1,199,873
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	3,807,000	3,561,525
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	555,000	553,936
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.794%
(LIBOR01M + 0.56%) 7/16/18 ●	165,740	165,781
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.814%
(LIBOR01M + 0.58%) 5/15/20 #●	1,665,000	1,669,557
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.867%
(LIBOR01M + 0.63%) 9/25/35 ●	161,654	161,711
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A 2.587%
(LIBOR01M + 1.35%) 9/27/21 #●	1,125,000	1,132,888
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	2,080,000	2,077,055
PFS Financing
Series 2015-AA A 144A 1.854%
(LIBOR01M + 0.62%) 4/15/20 #●	750,000	751,477
Synchrony Credit Card Master Note
Trust
Series 2015-2 A 1.60% 4/15/21	1,730,000	1,730,694
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	1,178,759	1,184,892
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,266,702	1,273,287
Series 2016-1 A1B 144A
2.75% 2/25/55 #●	784,332	788,406
Series 2016-2 A1 144A
3.00% 8/25/55 #●	763,159	771,694
Series 2016-3 A1 144A
2.25% 4/25/56 #●	1,064,881	1,059,456
Series 2017-1 A1 144A
2.75% 10/25/56 #●	885,174	889,725
Series 2017-2 A1 144A
2.75% 4/25/57 #●	509,686	512,355

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	1,490,000	$1,485,064
Series 2017-1A A 144A
2.06% 9/20/21 #	1,620,000	1,624,233
Wheels SPV 2
Series 2017-1A A2 144A
1.88% 4/20/26 #	1,335,000	1,333,621

Total Non-Agency Asset-Backed
Securities
(cost $41,304,976)		41,219,884

Non-Agency Collateralized Mortgage
Obligations – 0.88%
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	54,246	52,484
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	43,005	41,194
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	84,909	83,802
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.493% 11/25/36 ϕ	1,800,000	1,884,822
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.426% 6/25/29 #●	774,735	788,248
Series 2014-2 B2 144A
3.426% 6/25/29 #●	289,585	293,427
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,050,047
Series 2015-4 B1 144A
3.628% 6/25/45 #●	1,093,823	1,076,871
Series 2015-4 B2 144A
3.628% 6/25/45 #●	784,699	763,782
Series 2016-4 B1 144A
3.903% 10/25/46 #●	533,548	544,246
Series 2016-4 B2 144A
3.903% 10/25/46 #●	915,354	942,620
Series 2017-1 B2 144A
3.562% 1/25/47 #●	1,718,657	1,728,735
Series 2017-2 A3 144A
3.50% 5/25/47 #●	879,264	895,647
JPMorgan Trust
Series 2015-1 B1 144A
2.615% 12/25/44 #●	1,424,478	1,416,050
Series 2015-1 B2 144A
2.615% 12/25/44 #●	1,317,765	1,303,639
Series 2015-5 B2 144A
2.859% 5/25/45 #●	1,091,424	1,070,816
Series 2015-6 B1 144A
3.623% 10/25/45 #●	759,160	751,991
Series 2015-6 B2 144A
3.623% 10/25/45 #●	735,436	720,904
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	502,774	518,786
Series 2017-1A A1 144A
4.00% 2/25/57 #●	1,154,687	1,202,074
Series 2017-2A A3 144A
4.00% 3/25/57 #●	1,143,942	1,195,532
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	800,478	815,393
Series 2015-1 B2 144A
3.875% 1/25/45 #●	844,142	851,447
Series 2017-4 A1 144A
3.50% 7/25/47 #●	943,447	961,247
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	49,594	13,879
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	212,072	212,306
Series 2006-3 A11 5.50% 3/25/36	258,960	263,951
Series 2006-AR5 2A1
3.327% 4/25/36 ●	229,636	216,791
Total Non-Agency Collateralized
Mortgage Obligations
(cost $21,086,580)		21,660,731

Non-Agency Commercial
Mortgage-Backed
Securities – 6.15%
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	805,000	824,586
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,717,718
Series 2017-BNK5 B
3.896% 6/15/60 ●	1,500,000	1,529,094
Series 2017-BNK7 A5
3.435% 9/15/60	1,755,000	1,794,557
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	88,573	88,536

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	5,000,000	$5,072,060
Series 2016-CD2 A4
3.526% 11/10/49 ●	1,365,000	1,410,801
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A
5.945% 12/15/47 #●	880,000	966,376
Series 2016-C7 A3 3.839% 12/10/54	4,850,000	5,078,159
Series 2017-C8 A4 3.572% 6/15/50	1,085,000	1,116,734
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,935,000	2,015,881
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,246,462
Series 2016-P3 A4 3.329% 4/15/49	3,035,000	3,098,756
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,776,595
Series 2013-WWP A2 144A
3.424% 3/10/31 #	2,540,000	2,655,987
Series 2014-CR19 A5
3.796% 8/10/47	9,707,000	10,201,070
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	8,100,464
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	3,996,520
Series 2015-CR23 A4
3.497% 5/10/48	1,910,000	1,974,119
Commercial Mortgage Pass Through
Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ⧫	1,815,000	1,901,544
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	4,915,000	4,997,793
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	2,320,000	2,519,451
Series 2016-C3 A5 2.89% 9/10/49	1,985,000	1,958,064
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	5,605,000	5,798,112
Series 2014-GRCE B 144A
3.52% 6/10/28 #	1,765,000	1,807,039
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,064,206
Series 2015-GC32 A4
3.764% 7/10/48	1,240,000	1,303,661
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,117,731
Series 2017-GS5 XA
0.971% 3/10/50 ●	33,104,453	2,158,910
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,523,832
JPM-BB Commercial Mortgage
Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,691,710
Series 2015-C32 A5
3.598% 11/15/48	3,185,000	3,304,292
Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,367,231
JPM-DB Commercial Mortgage
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,406,918
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.703% 8/12/37 ●	600,000	619,257
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,439,793
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,688,112
Series 2016-JP2 A4 2.822% 8/15/49	5,565,000	5,459,707
Series 2016-JP2 AS 3.056% 8/15/49	2,965,000	2,885,470
Series 2016-JP3 B 3.397% 8/15/49 ●	700,000	681,526
Series 2016-WIKI A 144A
2.798% 10/5/31 #	1,610,000	1,629,239
Series 2016-WIKI B 144A
3.201% 10/5/31 #	1,490,000	1,513,663
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,840,637	1,470,559
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,715,465
Series 2015-C23 A4 3.719% 7/15/50	5,490,000	5,735,759
Series 2015-C26 A5
3.531% 10/15/48	1,970,000	2,030,367
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,651,124
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	2,310,000	2,194,622
Series 2006-T21 B 144A
5.318% 10/12/52 #●	800,000	800,153
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	570,000	585,371
Series 2015-C30 XA
1.147% 9/15/58 ●	16,303,874	946,350
Series 2015-NXS3 A4
3.617% 9/15/57	3,120,000	3,240,975
Series 2016-BNK1 A3
2.652% 8/15/49	2,575,000	2,492,183

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-23

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 A5 3.453% 7/15/50		2,240,000	$2,298,037
Series 2017-RB1 XA
1.444% 3/15/50 ●		20,589,378	1,967,782
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		2,405,000	2,435,622
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $152,418,024)			151,066,105

Regional Bonds – 0.43% Δ
Argentina – 0.17%
Provincia de Buenos Aires 144A
7.875% 6/15/27 #		1,310,000	1,423,053
Provincia de Cordoba
144A 7.125% 6/10/21 #		920,000	989,580
144A 7.125% 8/1/27 #		1,575,000	1,655,624
			4,068,257
Australia – 0.11%
New South Wales Treasury
4.00% 5/20/26	AUD	1,087,500	917,129
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	1,228,000	916,401
144A 3.25% 7/21/28 #	AUD	1,291,000	998,500
			2,832,030
Canada – 0.15%
Province of Ontario Canada
2.60% 6/2/27	CAD	630,000	497,108
3.45% 6/2/45	CAD	1,488,000	1,223,016
Province of Quebec Canada
1.65% 3/3/22	CAD	2,281,000	1,794,088
6.00% 10/1/29	CAD	224,000	233,710
			3,747,922
Total Regional Bonds
(cost $10,433,468)			10,648,209

Sovereign Bonds – 6.94% Δ
Argentina – 0.71%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	31,756,000	2,119,569
16.00% 10/17/23	ARS	78,129,000	5,099,981
22.75% 3/5/18	ARS	105,741,000	6,199,937
Argentine Republic Government
International Bond
5.625% 1/26/22		2,185,000	2,297,527
144A 7.125% 6/28/17 #		1,845,000	1,845,923
			17,562,937
Bahrain – 0.13%
Bahrain Government International Bond
144A 7.00% 10/12/28 #		1,800,000	1,839,573
144A 7.50% 9/20/47 #		1,335,000	1,308,863
			3,148,436
Bermuda – 0.07%
Bermuda Government International Bond
144A 3.717% 1/25/27 #		1,600,000	1,628,000
			1,628,000
Brazil – 0.59%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/25	BRL	44,645,000	14,483,323
			14,483,323
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	419,617
			419,617
Chile – 0.12%
Bonos de la Tesoreria de la Republica en
pesos 4.50% 3/1/21	CLP	1,795,000,000	2,892,108
			2,892,108
Colombia – 0.26%
Colombia Government International
Bond 5.00% 6/15/45		1,731,000	1,785,094
Colombian TES 7.00% 6/30/32	COP	13,226,000,000	4,545,499
			6,330,593
Costa Rica – 0.04%
Costa Rica Government International
Bond 144A 4.25% 1/26/23 #		1,030,000	1,027,425
			1,027,425
Croatia – 0.07%
Croatia Government International Bond
144A 5.50% 4/4/23 #		1,545,000	1,717,685
			1,717,685
Egypt – 0.12%
Egypt Government International Bond
144A 6.125% 1/31/22 #		1,400,000	1,451,493
144A 8.50% 1/31/47 #		1,280,000	1,430,845
			2,882,338
India – 0.12%
Export-Import Bank of India 144A
3.375% 8/5/26 #		3,000,000	2,953,854
			2,953,854
Indonesia – 0.26%
Indonesia Government International
Bond 144A 5.125% 1/15/45 #		600,000	664,457
Indonesia Treasury Bond
7.50% 8/15/32	IDR	71,907,000,000	5,604,304
			6,268,761

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-24

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Sovereign Bonds Δ (continued)
Ivory Coast – 0.14%
Ivory Coast Government International
Bond 144A 6.125% 6/15/33 #		3,400,000	$3,350,652
			3,350,652
Jamaica – 0.11%
Jamaica Government International Bond
6.75% 4/28/28		1,000,000	1,156,250
7.875% 7/28/45		1,200,000	1,482,000
			2,638,250
Japan – 0.03%
Japan Government Thirty Year Bond
0.80% 6/20/47	JPY	73,050,000	639,963
			639,963
Jordan – 0.07%
Jordan Government International Bond
144A 5.75% 1/31/27 #		1,830,000	1,798,950
			1,798,950
Malaysia – 0.33%
Malaysia Government Bond
3.844% 4/15/33	MYR	36,516,000	8,148,010
			8,148,010
Mexico – 0.73%
Mexican Bonos
5.75% 3/5/26	MXN	91,415,900	4,685,906
6.50% 6/9/22	MXN	200,610,000	10,932,309
Mexico Government International Bond
4.15% 3/28/27		525,000	552,457
4.35% 1/15/47		1,700,000	1,657,500
			17,828,172
Nigeria – 0.10%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		2,300,000	2,520,363
			2,520,363
Peru – 0.13%
Peruvian Government International Bond
144A 6.90% 8/12/37 #	PEN	9,040,000	3,113,660
			3,113,660
Poland – 0.04%
Republic of Poland Government Bond
3.25% 7/25/25	PLN	3,319,000	915,522
			915,522
Republic of Korea – 0.14%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,100,000	139,719
4.00% 6/7/27	AUD	530,000	410,846
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,378,645,435	3,003,527
			3,554,092
Russia – 0.04%
Russian Foreign Bond - Eurobond 144A
4.75% 5/27/26 #		1,000,000	1,061,920
			1,061,920
Saudi Arabia – 0.11%
Saudi Government International Bond
144A 2.875% 3/4/23 #		2,738,000	2,730,813
			2,730,813
South Africa – 0.72%
Republic of South Africa Government
Bond
8.00% 1/31/30	ZAR	113,642,000	7,732,440
8.75% 1/31/44	ZAR	123,595,000	8,252,335
Republic of South Africa Government
International Bond 5.875% 5/30/22		1,615,000	1,776,045
			17,760,820
Sri Lanka – 0.11%
Sri Lanka Government International Bond
144A 6.20% 5/11/27 #		1,355,000	1,424,009
144A 6.825% 7/18/26 #		1,205,000	1,326,304
			2,750,313
Turkey – 0.93%
Export Credit Bank of Turkey 144A
5.375% 10/24/23 #		2,045,000	2,107,004
Turkey Government Bond
11.10% 5/15/19	TRY	58,789,000	16,397,791
Turkey Government International Bond
3.25% 3/23/23		2,200,000	2,096,899
5.75% 5/11/47		2,300,000	2,266,121
			22,867,815
Ukraine – 0.21%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		3,200,000	3,123,040
144A 7.75% 9/1/26 #		2,000,000	2,062,510
			5,185,550
United Kingdom – 0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	605,812
			605,812
Uruguay – 0.47%
Uruguay Government International Bond
144A 8.50% 3/15/28 #	UYU	101,230,000	3,616,040
144A 9.875% 6/20/22 #	UYU	214,790,000	8,023,902
			11,639,942
Total Sovereign Bonds
(cost $168,953,655)			170,425,696

Supranational Banks – 1.00%
Asian Development Bank
3.50% 5/30/24	NZD	2,708,000	1,964,706
6.00% 2/24/21	INR	116,150,000	1,805,948

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-25

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Supranational Banks (continued)
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		2,320,000	$2,388,150
Inter-American Development Bank
6.25% 6/15/21	IDR	106,600,000,000	8,011,177
International Bank for Reconstruction &
Development
1.304% (LIBOR01M + 0.07%)
4/17/19 ●		1,507,000	1,506,673
2.50% 11/25/24		1,507,000	1,518,113
3.375% 1/25/22	NZD	720,000	529,025
4.625% 10/6/21	NZD	1,119,000	860,904
International Finance
3.625% 5/20/20	NZD	472,000	349,852
3.75% 8/9/27	NZD	790,000	562,513
6.30% 11/25/24	INR	320,160,000	5,001,343
Total Supranational Banks
(cost $24,167,425)			24,498,404

US Treasury Obligations – 3.48%
US Treasury Bond
2.75% 8/15/47		52,070,000	50,911,646
US Treasury Notes
1.375% 9/15/20		3,060,000	3,038,544
1.875% 7/31/22		4,260,000	4,249,849
2.25% 8/15/27		27,390,000	27,194,739
Total US Treasury Obligations
(cost $86,577,469)			85,394,778

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		2,500,000	0
Total Common Stock (cost $75,683)			0

Convertible Preferred Stock – 0.35%
A Schulman 6.00% exercise price
$52.33 ψ		805	703,457
American Tower 5.50% exercise price
$115.11, maturity date 2/15/18		2,260	275,901
AMG Capital Trust II 5.15% exercise
price $200.00, maturity date 10/15/37		16,129	992,942
Bank of America 7.25% exercise price
$50.00 ψ		568	739,235
Becton Dickinson 6.125% exercise price
$211.80, maturity date 5/1/20		9,108	503,308
Crown Castle International 6.875%
exercise price $115.20, maturity date
8/1/20		93	99,324
DTE Energy 6.50% exercise price
$116.31, maturity date 10/1/19		13,034	709,701
El Paso Energy Capital Trust I 4.75%
exercise price $50.00, maturity date
3/31/28		24,847	1,217,503
Huntington Bancshares 8.50% exercise
price $11.95 ψ		415	614,200
Teva Pharmaceutical Industries 7.00%
exercise price $75.00, maturity date
12/15/18		435	149,918
T-Mobile US 5.50% exercise price
$31.02, maturity date 12/15/17		7,467	746,028
Wells Fargo & Co. 7.50% exercise price
$156.71 ψ		829	1,090,135
Welltower 6.50% exercise price
$57.42 ψ		11,807	748,918
Total Convertible Preferred Stock
(cost $7,992,847)			8,590,570

Preferred Stock – 0.32%
General Electric 5.00% µ		4,996,000	5,290,514
Integrys Holdings 6.00% µ		84,450	2,403,658
USB Realty 144A 2.451% (LIBOR03M +
1.147%) #●		300,000	263,625
Total Preferred Stock
(cost $7,337,202)			7,957,797

		Number of
		contracts
Options Purchased – 0.01%
Currency Call Options – 0.01%
USD vs CNH strike price $ 6.70,
expiration date 1/19/18, notional
amount $2,751,830 (BNP)		5,340,000	54,468
USD vs SGD strike price $ 1.37,
expiration date 1/19/18, notional
amount $6,515,000 (BNP)		6,515,000	48,650
USD vs TRY strike price $ 3.60,
expiration date 1/19/18, notional
amount $1,631,907 (BNP)		2,670,000	96,832
			199,950
Currency Put Option – 0.00%
EUR vs USD strike price EUR 1.17,
expiration date 10/20/17, notional
amount EUR 1,170,661 (BNP)		3,458,000	9,161
			9,161
Total Options Purchased
(cost $182,943)			209,111

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-26

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 5.67%
Discount Notes – 2.47% ≠
Federal Farm Credit 0.784% 10/5/17	8,716,069	$8,715,354
Federal Home Loan Bank
0.35% 10/2/17	2,068,875	2,068,835
0.947% 10/19/17	32,566,623	32,551,544
0.982% 11/13/17	17,432,137	17,412,003
		60,747,736
Repurchase Agreements – 3.20%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $13,793,650 (collateralized by
US government obligations
3.375% 11/15/19; market value $14,068,365)	13,792,501	13,792,501
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $34,483,896 (collateralized by
US government obligations
0.125%–3.75%
7/31/19–11/15/43; market value $35,170,878)	34,481,252	34,481,252
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $30,166,023 (collateralized by
US government obligations
0.00%–3.375%
1/4/18–5/15/45; market value $30,766,780)	30,163,510	30,163,510
		78,437,263
Total Short-Term Investments
(cost $139,182,767)		139,184,999
Total Value of Securities – 100.91%
(cost $2,445,635,632)		2,478,752,465
Liabilities Net of Receivables and Other Assets – (0.91%)✤		(22,461,269)
Net Assets Applicable to 235,555,352 Shares Outstanding – 100.00%		$2,456,291,196
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $624,535,323, which represents 25.43% of the Series’ net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	Of this amount, $6,502,214 represents cash collateral for open derivatives as of Sept. 30, 2017.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2017.

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-27

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	(3,137,679)	USD	2,435,177	10/13/17	$—	$(25,622)
BAML	CAD	(666,211)	USD	456,635	10/13/17	—	(77,347)
BAML	EUR	5,376,319	USD	(6,471,030)	10/13/17	—	(111,887)
BAML	JPY	241,649,158	USD	(2,217,696)	10/13/17	—	(68,693)
BAML	KRW	(6,055,953,036)	USD	5,369,374	10/13/17	79,891	—
BAML	NZD	(5,859,103)	USD	4,237,888	10/13/17	7,050	—
BNP	AUD	1,353,239	USD	(1,083,831)	10/13/17	—	(22,522)
BNP	NOK	(12,261,189)	USD	1,579,444	10/13/17	39,472	—
BNYM	CAD	(6,720)	USD	5,375	10/2/17	—	(11)
CSFB	NZD	(3,320,636)	USD	2,389,862	10/2/17	—	(8,491)
HSBC	EUR	1,780,728	USD	(2,132,208)	10/13/17	—	(25,952)
HSBC	GBP	555,854	USD	(718,887)	10/13/17	26,310	—
JPMC	KRW	(2,736,315,140)	USD	2,446,021	10/13/17	56,027	—
JPMC	PLN	(3,466,675)	USD	975,405	10/13/17	25,408	—
JPMC	SEK	(813,406)	USD	102,244	10/13/17	2,299	—
TD	AUD	7,260,820	USD	(5,818,598)	10/13/17	—	(124,128)
TD	CLP	1,802,983,588	USD	(2,909,305)	10/13/17	—	(93,074)
TD	COP	9,117,797,308	USD	(3,127,782)	10/13/17	—	(28,759)
TD	JPY	1,692,920,359	USD	(15,442,504)	10/13/17	—	(387,238)
UBS	ZAR	57,567,923	USD	(4,361,702)	10/13/17	—	(119,521)
Total Foreign Currency Exchange Contracts						$236,457	$(1,093,245)

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Cost (Proceeds)	Amount	Date	Appreciation	Depreciation
(411)	Euro-Bund	$(78,614,382)	$(78,212,362)	12/8/17	$402,020	$—
(5)	Euro-OAT	(919,915)	(916,800)	12/8/17	3,115	—
(167)	Long Gilt	(27,795,081)	(27,721,867)	12/28/17	73,214	—
	US Treasury 5 yr
14	Notes	1,657,508	1,645,000	1/2/18	—	(12,508)
	US Treasury 10 yr
94	Notes	11,847,521	11,779,375	12/20/17	—	(68,146)
	US Treasury Long
139	Bond	21,614,994	21,240,938	12/20/17	—	(374,056)
Total Futures Contracts		$(72,209,355)			$478,349	$(454,710)

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-28

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Swap Contracts
CDS Contracts1

Counterparty/
Reference Obligation/		Annual	Upfront
Termination Date/	Notional	Protection	Payments		Unrealized
Payment Frequency	Amount[2]	Payments	Paid (Received)	Value	Depreciation[3]
Centrally Cleared/
Protection Sold/
Moody’s Ratings:
CMBX.NA.BBB-.6[4]
5/11/63 -Quarterly	10,305,000	3.00%	$(1,175,799)	$(1,562,549)	$(386,750)
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.27[5]
6/20/22 -Quarterly	5,035,000	1.00%	253,691	158,742	(94,949)
Total CDS Contracts			$(922,108)	$(1,403,807)	$(481,699)

IRS Contracts6

Reference
Obligation/
Termination
Date/
Payment
Frequency		Fixed/Floating
(Fixed Rate/	Notional	Interest Rate		Unrealized
Floating Rate)	Amount[2]	Paid (Received)	Value	Depreciation[3]
Centrally Cleared:
30 yr IRS
1/21/46-(Semiannually/Quarterly)	4,415,000	2.767%/(1.334%)	$(193,696)	$(193,696)
30 yr IRS
1/27/47-(Semiannually/Quarterly)	1,135,000	2.661%/(1.334%)	(32,858)	(32,858)
30 yr IRS
1/30/47-(Semiannually/Quarterly)	1,815,000	2.686%/(1.334%)	(62,538)	(62,538)
Total IRS Contracts			$(289,092)	$(289,092)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(38,848).

4Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-29

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

5Markit’s CDX Emerging Markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality ratings of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BNYM – Bank Of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Market
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
CNH – Chinese Yuan
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
DB-JPM – Deutsche Bank JPMorgan
EUR – European Monetary Unit
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM-BB – JPMorgan Barclays Bank
JPM-DB – JPMorgan Deutsche Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MXN – Mexican Peso

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-30

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
OAT – Obligations Assimilables du Trésor
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguayan Peso
WF-RBS – Wells Fargo Royal Bank of Scotland
yr – Year

See accompanying notes.

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-31

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts, interest rate swaps options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-32

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$576,168,943	$—	$576,168,943
Collateralized Debt Obligations	—	55,591,967	—	55,591,967
Corporate Debt	—	1,249,926,616	—	1,249,926,616
Foreign Debt	—	205,572,309	—	205,572,309
Municipal Bonds	—	12,673,232	—	12,673,232
Loan Agreements[1]	—	132,594,589	4,887,554	137,482,143
US Treasury Obligations	—	85,394,778	—	85,394,778
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	3,322,774	5,267,796	—	8,590,570
Preferred Stock	—	7,957,797	—	7,957,797
Option Purchased	—	209,111	—	209,111
Short-Term Investments	—	139,184,999	—	139,184,999
Total Value of Securities	$3,322,774	$2,470,542,137	$4,887,554	$2,478,752,465
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$236,457	$—	$236,457
Futures Contracts	478,349	—	—	478,349
Liabilities:
Foreign Currency Exchange Contracts	—	(1,093,245)	—	(1,093,245)
Futures Contracts	(454,710)	—	—	(454,710)
Swap Contracts	—	(770,791)	—	(770,791)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.44%	3.56%	100.00%
Convertible Preferred Stock	38.68%	61.32%	—	100.00%

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of Investments.”

NQ-VIP- 866 [9/17] 11/17 (298283)	Diversified Income Series-33

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 93.22% Δ
Argentina – 4.73%
Arcos Dorados Holdings Class A †	449,841	$4,520,902
Cablevision Holding GDR †	262,839	6,144,380
Cresud ADR †	328,977	6,142,001
Grupo Clarin GDR 144A #	77,681	446,384
IRSA Inversiones y Representaciones ADR †	430,000	10,556,500
Pampa Energia ADR †	44,500	2,896,950
		30,707,117
Bahrain – 0.09%
Aluminium Bahrain GDR 144A #	91,200	601,956
		601,956
Brazil – 15.64%
AES Tiete Energia	330,193	1,486,684
Atacadao Distribuicao Comercio e Industria †	532,600	2,606,539
B2W Cia Digital †	2,553,158	16,888,578
Banco Bradesco ADR	726,000	8,036,820
Banco Santander Brasil ADR	368,200	3,218,068
Braskem ADR	78,499	2,099,063
BRF ADR †	341,500	4,921,015
Centrais Eletricas Brasileiras †	711,800	4,429,717
Cia Brasileira de Distribuicao ADR †	395,790	9,368,349
Cia Hering	514,500	4,603,802
Cyrela Brazil Realty Empreendimentos e Participacoes	266,900	1,157,046
Gerdau ADR	444,900	1,526,007
Hypermarcas	553,000	5,603,072
Itau Unibanco Holding ADR	732,050	10,029,085
Petroleo Brasileiro ADR †	488,906	4,908,616
Rumo †	166,548	635,240
Telefonica Brasil ADR	392,181	6,212,147
TIM Participacoes ADR	500,000	9,140,000
Vale	457,197	4,628,052
		101,497,900
Chile – 0.86%
Sociedad Quimica y Minera de Chile ADR	100,000	5,566,000
		5,566,000
China/Hong Kong – 21.82%
Alibaba Group Holding ADR †	75,000	12,953,250
Baidu ADR †	49,200	12,186,348
China Mengniu Dairy	1,448,000	4,061,815
China Mobile ADR	200,000	10,114,000
China Petroleum & Chemical	2,260,000	1,703,321
China Petroleum & Chemical ADR	42,234	3,199,648
China Yuchai International	131,183	2,920,134
Ctrip.com International ADR †	130,000	6,856,200
First Pacific	3,185,195	2,546,585
JD.com ADR †	91,700	3,502,940
Kunlun Energy	4,622,900	4,524,129
PetroChina Class H	3,000,000	1,909,360
SINA †	200,000	22,930,000
Sohu.com †	491,279	26,750,142
Tencent Holdings	412,500	18,034,786
Tianjin Development Holdings	35,950	18,503
Tingyi Cayman Islands Holding	1,706,000	2,571,706
Weibo ADR †	40,000	3,957,600
ZhongAn Online P&C Insurance Class H 144A #†	109,400	888,605
		141,629,072
India – 6.60%
Indiabulls Real Estate GDR †	44,628	151,397
MakeMyTrip †	100,000	2,875,000
RattanIndia Infrastructure GDR †	131,652	12,093
Reliance Industries	1,600,000	19,153,795
Reliance Industries GDR 144A #	860,000	20,533,160
Sify Technologies ADR	91,200	122,208
		42,847,653
Indonesia – 0.27%
Tambang Batubara Bukit Asam Persero	2,241,097	1,739,698
		1,739,698
Malaysia – 1.09%
Hong Leong Bank	1,549,790	5,821,118
UEM Sunrise †	4,748,132	1,283,951
		7,105,069
Mexico – 5.34%
America Movil Class L ADR	213,289	3,785,880
Cemex ADR †	506,188	4,596,187
Fomento Economico Mexicano ADR	98,307	9,391,268
Grupo Financiero Banorte Class O	754,700	5,195,867
Grupo Lala	606,200	1,027,644
Grupo Televisa ADR	432,500	10,669,775
		34,666,621
Peru – 0.25%
Cia de Minas Buenaventura ADR	125,440	1,604,378
		1,604,378
Republic of Korea – 18.42%
CJ	45,695	6,819,687
Hite Jinro	150,000	3,448,270
KB Financial Group ADR	134,209	6,580,267
KCC	3,272	1,072,017
LG Display ADR	188,309	2,527,107
LG Electronics	62,908	4,543,302
LG Uplus	500,000	5,837,865
Lotte Chilsung Beverage	2,200	2,649,252
Lotte Confectionery	29,040	4,287,327
NCSoft	7,931	3,224,390
Netmarble Games 144A #†	6,022	796,554
Samsung Electronics	19,654	44,225,899
Samsung Life Insurance	71,180	7,035,918

NQ-VIP-868 [9/17] 11/17 (298293)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock Δ (continued)
Republic of Korea (continued)
SK Hynix	90,000	$6,563,730
SK Telecom	16,491	3,679,618
SK Telecom ADR	660,000	16,229,400
		119,520,603
Russia – 5.89%
ENEL RUSSIA PJSC GDR	15,101	16,502
Etalon Group GDR 144A #=	354,800	1,467,098
Gazprom PJSC ADR	783,900	3,289,400
LUKOIL PJSC ADR (London International Exchange)	133,500	7,080,208
MegaFon PJSC ADR	234,178	2,694,857
Mobile TeleSystems PJSC ADR	154,402	1,611,957
Sberbank of Russia PJSC	3,308,402	11,054,638
Surgutneftegas OJSC ADR	294,652	1,493,313
T Plus =†	25,634	0
VEON ADR	692,688	2,895,436
Yandex Class A †	200,000	6,590,000
		38,193,409
South Africa – 1.22%
ArcelorMittal South Africa †	374,610	127,280
Impala Platinum Holdings †	135,751	311,259
Sun International	168,124	636,298
Tongaat Hulett	182,915	1,553,705
Vodacom Group	444,868	5,292,295
		7,920,837
Taiwan – 7.15%
Formosa Chemicals & Fibre	2,128,998	6,482,960
Hon Hai Precision Industry	1,605,706	5,576,469
MediaTek	1,045,000	9,833,345
President Chain Store	890,000	7,511,657
Taiwan Semiconductor Manufacturing	2,375,864	17,017,031
		46,421,462
Thailand – 0.83%
Bangkok Bank-Foreign	638,091	3,736,605
PTT Exploration & Production - Foreign	617,051	1,655,954
		5,392,559
Turkey – 0.98%
Turkcell Iletisim Hizmetleri	730,024	2,596,344
Turkiye Sise ve Cam Fabrikalari	3,243,612	3,732,508
		6,328,852
United Kingdom – 0.35%
Anglo American ADR	92,815	848,329
Griffin Mining †	1,642,873	1,403,424
		2,251,753
United States – 1.69%
Altaba †	157,300	10,419,552
Avon Products †	241,200	561,996
		10,981,548
Total Common Stock (cost $498,017,125)		604,976,487

Exchange-Traded Fund – 1.55%
iShares MSCI Turkey ETF	240,000	10,034,400
Total Exchange-Traded Fund (cost $10,144,639)		10,034,400

Preferred Stock – 6.57% Δ
Brazil – 1.66%
Braskem Class A 2.73%	288,768	3,862,214
Centrais Eletricas Brasileiras Class B 7.04%	233,700	1,680,907
Gerdau 0.34%	389,400	1,356,135
Petroleo Brasileiro Class A ADR †	403,795	3,900,660
		10,799,916
Republic of Korea – 3.06%
CJ 1.85%	28,030	1,803,429
Samsung Electronics 1.30%	9,995	18,079,361
		19,882,790
Russia – 1.85%
Transneft PJSC 4.61%	3,887	11,979,739
		11,979,739
Total Preferred Stock (cost $25,904,201)		42,662,445

NQ-VIP-868 [9/17] 11/17 (298293)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Total Value of Securities – 101.34%
(cost $539,018,162)		$657,673,332
Liabilities Net of Receivables and Other Assets – (1.34%)		(8,684,874)
Net Assets Applicable to 26,889,874 Shares Outstanding – 100.00%		$648,988,458
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $24,733,757, which represents 3.81% of the Series’ net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
OJSC – Open Joint Stock Company
PJSC – Public Joint Stock Company

See accompanying notes.

NQ-VIP-868 [9/17] 11/17 (298293)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [9/17] 11/17 (298293)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$24,116,353	$6,590,764	$—	$30,707,117
Bahrain	—	601,956	—	601,956
Brazil	101,497,900	—	—	101,497,900
Chile	5,566,000	—	—	5,566,000
China/Hong Kong	106,258,867	35,370,205	—	141,629,072
India	3,148,605	39,699,048	—	42,847,653
Indonesia	—	1,739,698	—	1,739,698
Malaysia	5,821,118	1,283,951	—	7,105,069
Mexico	34,666,621	—	—	34,666,621
Peru	1,604,378	—	—	1,604,378
Republic of Korea	26,133,328	93,387,275	—	119,520,603
Russia	11,097,393	25,628,918	1,467,098	38,193,409
South Africa	2,317,283	5,603,554	—	7,920,837
Taiwan	—	46,421,462	—	46,421,462
Thailand	1,655,954	3,736,605	—	5,392,559
Turkey	—	6,328,852	—	6,328,852
United Kingdom	2,251,753	—	—	2,251,753
United States	10,981,548	—	—	10,981,548
Exchange-Traded Fund	10,034,400	—	—	10,034,400
Preferred Stock[1]	10,799,916	31,862,529	—	42,662,445
Participation Notes	—	—	—	—
Total Value of Securities	$357,951,417	$298,254,817	$1,467,098	$657,673,332
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 25.31% and 74.69%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at Sept. 30, 2017, a portion of the Series’ common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [9/17] 11/17 (298293)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 91.59%
Automotive – 0.67%
Allison Transmission 144A
4.75% 10/1/27 #	1,000,000	$1,008,750
American Tire Distributors 144A
10.25% 3/1/22 #	745,000	780,611
		1,789,361
Banking – 2.69%
Ally Financial 5.75% 11/20/25	1,240,000	1,349,058
Credit Suisse Group 144A 6.25%#µΨ	1,315,000	1,402,530
Lloyds Banking Group 7.50%µΨ	620,000	696,725
Popular 7.00% 7/1/19	1,045,000	1,078,963
Royal Bank of Scotland Group
8.625%µΨ	1,010,000	1,122,363
UBS Group 6.875%µΨ	1,425,000	1,567,843
		7,217,482
Basic Industry – 15.21%
Allegheny Technologies
7.875% 8/15/23	895,000	971,074
BMC East 144A 5.50% 10/1/24 #	855,000	893,475
Boise Cascade 144A 5.625% 9/1/24 #	1,465,000	1,547,406
Builders FirstSource 144A
5.625% 9/1/24 #	730,000	774,713
Cemex 144A 7.75% 4/16/26 #	1,880,000	2,164,820
CEMEX Finance 144A 6.00% 4/1/24 #	785,000	834,063
Chemours
5.375% 5/15/27	760,000	792,300
7.00% 5/15/25	565,000	628,563
Cleveland-Cliffs 144A 5.75% 3/1/25 #	1,355,000	1,305,881
Coeur Mining 5.875% 6/1/24	940,000	943,525
FMG Resources August 2006 144A
5.125% 5/15/24 #	1,230,000	1,253,063
Freeport-McMoRan 6.875% 2/15/23	2,325,000	2,545,875
Hudbay Minerals
144A 7.25% 1/15/23 #	140,000	149,800
144A 7.625% 1/15/25 #	1,150,000	1,250,648
James Hardie International Finance 144A
5.875% 2/15/23 #	200,000	211,000
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	1,715,000	1,925,087
Koppers 144A 6.00% 2/15/25 #	1,410,000	1,519,275
Kraton Polymers 144A 7.00% 4/15/25 #	1,040,000	1,120,600
M/I Homes 144A 5.625% 8/1/25 #	1,145,000	1,175,056
NCI Building Systems 144A
8.25% 1/15/23 #	1,214,000	1,308,085
New Gold
144A 6.25% 11/15/22 #	465,000	484,181
144A 6.375% 5/15/25 #	995,000	1,054,700
NOVA Chemicals 144A 5.25% 6/1/27 #	1,365,000	1,382,063
Novelis 144A 6.25% 8/15/24 #	1,795,000	1,876,134
Olin 5.125% 9/15/27	2,050,000	2,147,375
Steel Dynamics 5.00% 12/15/26	1,375,000	1,471,250
Summit Materials
144A 5.125% 6/1/25 #	725,000	748,853
6.125% 7/15/23	1,540,000	1,632,400
8.50% 4/15/22	380,000	429,400
Tronox Finance 144A 5.75% 10/1/25 #	1,290,000	1,325,475
US Concrete 6.375% 6/1/24	1,430,000	1,547,975
Valvoline 144A 4.375% 8/15/25 #	950,000	967,907
Zekelman Industries 144A
9.875% 6/15/23 #	2,140,000	2,418,200
		40,800,222
Capital Goods – 2.99%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	1,290,000	1,369,013
BWAY Holding
144A 5.50% 4/15/24 #	1,265,000	1,323,506
144A 7.25% 4/15/25 #	1,010,000	1,042,825
Flex Acquisition 144A 6.875% 1/15/25 #	1,335,000	1,388,400
General Cable 5.75% 10/1/22	490,000	494,606
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	1,215,000	1,351,687
TransDigm 6.375% 6/15/26	1,035,000	1,062,821
		8,032,858
Consumer Cyclical – 8.04%
AMC Entertainment Holdings
6.125% 5/15/27	1,320,000	1,310,100
Boyd Gaming 6.375% 4/1/26	1,865,000	2,039,844
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	2,088,044
JC Penney 8.125% 10/1/19	468,000	500,760
Lithia Motors 144A 5.25% 8/1/25 #	665,000	692,431
Live Nation Entertainment 144A
4.875% 11/1/24 #	732,000	759,450
MGM Resorts International
4.625% 9/1/26	1,445,000	1,470,287
Mohegan Gaming & Entertainment 144A
7.875% 10/15/24 #	1,800,000	1,930,500
New Red Finance 144A
5.00% 10/15/25 #	1,315,000	1,344,588
Penn National Gaming 144A
5.625% 1/15/27 #	1,380,000	1,435,200
Penske Automotive Group
5.50% 5/15/26	1,910,000	1,979,524
PetSmart 144A 5.875% 6/1/25 #	1,210,000	1,061,775
Scientific Games International
10.00% 12/1/22	1,995,000	2,216,944
Staples 144A 8.50% 9/15/25 #	2,010,000	1,959,750
Station Casinos 144A 5.00% 10/1/25 #	775,000	778,797
		21,567,994
Consumer Non-Cyclical – 3.09%
Albertsons
5.75% 3/15/25	95,000	84,075

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Albertsons
6.625% 6/15/24	1,360,000	$1,273,299
Cott Holdings 144A 5.50% 4/1/25 #	1,540,000	1,606,220
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,114,163
JBS USA 144A 5.75% 6/15/25 #	1,415,000	1,416,769
Post Holdings
144A 5.00% 8/15/26 #	705,000	705,441
144A 5.75% 3/1/27 #	695,000	719,325
Tempur Sealy International
5.50% 6/15/26	1,330,000	1,363,250
		8,282,542
Energy – 15.42%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	1,230,000	1,334,550
AmeriGas Partners 5.875% 8/20/26	1,370,000	1,431,650
Antero Resources
5.00% 3/1/25	1,005,000	1,025,100
5.625% 6/1/23	322,000	337,295
Cheniere Corpus Christi Holdings
144A 5.125% 6/30/27 #	615,000	636,525
5.875% 3/31/25	615,000	664,200
7.00% 6/30/24	690,000	787,463
Cheniere Energy Partners 144A
5.25% 10/1/25 #	970,000	994,250
Chesapeake Energy
144A 8.00% 12/15/22 #	399,000	431,917
144A 8.00% 1/15/25 #	810,000	820,126
Crestwood Midstream Partners
5.75% 4/1/25	1,325,000	1,358,125
Diamond Offshore Drilling
7.875% 8/15/25	660,000	700,425
Genesis Energy 6.50% 10/1/25	2,065,000	2,052,094
Gulfport Energy 6.625% 5/1/23	1,435,000	1,460,113
Halcon Resources 144A
6.75% 2/15/25 #	1,435,000	1,492,400
Hilcorp Energy I
144A 5.00% 12/1/24 #	742,000	730,870
144A 5.75% 10/1/25 #	691,000	702,229
Jonah Energy 144A 7.25% 10/15/25 #	575,000	580,031
Laredo Petroleum 6.25% 3/15/23	1,335,000	1,381,725
Murphy Oil 6.875% 8/15/24	1,895,000	2,025,262
Murphy Oil USA 5.625% 5/1/27	2,680,000	2,891,050
Newfield Exploration 5.375% 1/1/26	1,355,000	1,432,885
NGPL PipeCo 144A 4.875% 8/15/27 #	560,000	588,196
NuStar Logistics 5.625% 4/28/27	1,500,000	1,586,250
Oasis Petroleum
6.50% 11/1/21	350,000	358,750
6.875% 3/15/22	1,305,000	1,334,363
Precision Drilling
6.50% 12/15/21	895,000	910,663
6.625% 11/15/20	609,868	615,204
7.75% 12/15/23	490,000	502,250
QEP Resources 6.875% 3/1/21	1,785,000	1,887,637
SESI 7.125% 12/15/21	600,000	615,000
Southwestern Energy
4.10% 3/15/22	685,000	664,450
6.70% 1/23/25	1,365,000	1,388,887
Summit Midstream Holdings
5.75% 4/15/25	900,000	918,000
Targa Resources Partners
5.375% 2/1/27	1,345,000	1,407,206
Transocean 144A 9.00% 7/15/23 #	1,220,000	1,320,650
Transocean Proteus 144A
6.25% 12/1/24 #	593,750	624,922
WildHorse Resource Development 144A
6.875% 2/1/25 #	1,365,000	1,366,706
		41,359,419
Financial Services – 1.10%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	1,370,000	1,505,288
E*TRADE Financial 5.875%µΨ	1,365,000	1,457,137
		2,962,425
Healthcare – 7.92%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	2,150,000	2,080,126
Change Healthcare Holdings 144A
5.75% 3/1/25 #	1,430,000	1,462,175
DaVita
5.00% 5/1/25	1,610,000	1,591,887
5.125% 7/15/24	15,000	14,963
HCA
5.375% 2/1/25	2,545,000	2,688,156
5.875% 2/15/26	745,000	801,605
7.58% 9/15/25	580,000	672,800
HealthSouth
5.75% 11/1/24	790,000	812,811
5.75% 9/15/25	1,785,000	1,865,861
Hill-Rom Holdings
144A 5.00% 2/15/25 #	535,000	556,400
144A 5.75% 9/1/23 #	860,000	911,600
inVentiv Group Holdings 144A
7.50% 10/1/24 #	461,000	514,015
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	270,000	244,350
144A 5.625% 10/15/23 #	590,000	552,387
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	2,020,000	2,176,550
SP Finco 144A 6.75% 7/1/25 #	690,000	650,325
Surgery Center Holdings 144A
8.875% 4/15/21 #	690,000	726,225

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Healthcare (continued)
Team Health Holdings 144A
6.375% 2/1/25 #	1,030,000	$978,500
Tenet Healthcare
144A 5.125% 5/1/25 #	1,130,000	1,117,287
8.125% 4/1/22	820,000	836,400
		21,254,423
Insurance – 2.41%
AssuredPartners 144A 7.00% 8/15/25 #	1,200,000	1,231,500
HUB International 144A
7.875% 10/1/21 #	1,800,000	1,876,500
NFP 144A 6.875% 7/15/25 #	1,200,000	1,221,000
USIS Merger Sub 144A 6.875% 5/1/25 #	2,085,000	2,129,306
		6,458,306
Media – 10.34%
Altice Luxembourg 144A
7.75% 5/15/22 #	2,060,000	2,188,750
CCO Holdings
144A 5.50% 5/1/26 #	160,000	166,200
144A 5.75% 2/15/26 #	845,000	889,363
144A 5.875% 5/1/27 #	2,010,000	2,110,500
Cequel Communications Holdings I 144A
7.75% 7/15/25 #	530,000	588,300
CSC Holdings 144A
10.875% 10/15/25 #	2,160,000	2,675,700
DISH DBS 7.75% 7/1/26	1,261,000	1,450,150
Gray Television 144A 5.875% 7/15/26 #	1,895,000	1,956,587
Lamar Media 5.75% 2/1/26	932,000	1,014,715
Nexstar Broadcasting 144A
5.625% 8/1/24 #	1,310,000	1,359,125
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #	750,000	782,813
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,352,400
SFR Group 144A 7.375% 5/1/26 #	2,045,000	2,211,156
Sinclair Television Group 144A
5.125% 2/15/27 #	1,440,000	1,405,800
Sirius XM Radio
144A 5.00% 8/1/27 #	675,000	691,875
144A 5.375% 4/15/25 #	1,360,000	1,438,200
Tribune Media 5.875% 7/15/22	1,185,000	1,238,325
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,470,000	1,536,150
VTR Finance 144A 6.875% 1/15/24 #	2,535,000	2,687,100
		27,743,209
Services – 7.52%
Advanced Disposal Services 144A
5.625% 11/15/24 #	1,410,000	1,476,976
Ashtead Capital 144A 4.375% 8/15/27 #	1,670,000	1,722,187
Avis Budget Car Rental 144A
6.375% 4/1/24 #	1,035,000	1,084,163
Cardtronics 144A 5.50% 5/1/25 #	1,075,000	1,102,428
Covanta Holding 5.875% 7/1/25	1,345,000	1,326,506
GEO Group
5.875% 10/15/24	460,000	481,850
6.00% 4/15/26	1,005,000	1,061,531
H&E Equipment Services 144A
5.625% 9/1/25 #	1,140,000	1,205,550
Herc Rentals 144A 7.75% 6/1/24 #	1,289,000	1,405,010
Iron Mountain 144A 4.875% 9/15/27 #	1,155,000	1,182,431
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,005,000	1,057,763
KAR Auction Services 144A
5.125% 6/1/25 #	650,000	677,625
Prime Security Services Borrower 144A
9.25% 5/15/23 #	3,135,000	3,467,498
TMS International 144A
7.25% 8/15/25 #	870,000	891,750
United Rentals North America
5.50% 5/15/27	1,890,000	2,019,937
		20,163,205
Technology & Electronics – 4.00%
CDK Global 5.00% 10/15/24	1,280,000	1,379,200
CDW Finance 5.00% 9/1/25	695,000	733,225
CommScope Technologies
144A 5.00% 3/15/27 #	1,390,000	1,396,950
144A 6.00% 6/15/25 #	590,000	633,513
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,401,975
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 #	675,000	764,437
Infor US 6.50% 5/15/22	1,210,000	1,260,663
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	1,270,000	1,397,000
Solera 144A 10.50% 3/1/24 #	910,000	1,040,539
TTM Technologies 144A
5.625% 10/1/25 #	720,000	730,350
		10,737,852
Telecommunications – 5.91%
CenturyLink 6.75% 12/1/23	1,285,000	1,304,709
Cincinnati Bell 144A 7.00% 7/15/24 #	755,000	739,900
CyrusOne 144A 5.375% 3/15/27 #	1,225,000	1,316,875
Level 3 Financing 5.375% 5/1/25	1,200,000	1,236,750
Sprint
7.125% 6/15/24	2,020,000	2,277,550
7.875% 9/15/23	505,000	587,063
Sprint Capital 6.875% 11/15/28	1,090,000	1,223,525
T-Mobile USA
6.375% 3/1/25	710,000	766,232
6.50% 1/15/26	1,580,000	1,747,875
Wind Acquisition Finance 144A
7.375% 4/23/21 #	2,000,000	2,081,250
Zayo Group
144A 5.75% 1/15/27 #	525,000	557,813

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group
6.375% 5/15/25	1,875,000	$2,027,587
		15,867,129
Transportation – 1.02%
DAE Funding
144A 4.50% 8/1/22 #	500,000	513,687
144A 5.00% 8/1/24 #	455,000	467,513
XPO Logistics 144A 6.125% 9/1/23 #	1,680,000	1,759,800
		2,741,000
Utilities – 3.26%
AES
5.125% 9/1/27	670,000	688,425
5.50% 4/15/25	670,000	707,687
6.00% 5/15/26	205,000	221,400
Calpine 5.75% 1/15/25	2,885,000	2,737,144
Dynegy
7.375% 11/1/22	710,000	743,725
144A 8.00% 1/15/25 #	470,000	488,800
144A 8.125% 1/30/26 #	690,000	711,563
Emera 6.75% 6/15/76 µ	1,245,000	1,422,413
Enel 144A 8.75% 9/24/73 #µ	834,000	1,012,267
		8,733,424
Total Corporate Bonds
(cost $236,705,298)		245,710,851

Municipal Bond – 0.29%
Buckeye, Ohio Tobacco Settlement
Financing Authority
(Asset-Backed Senior Turbo) Series
A-2 5.875% 6/1/47	810,000	779,171
Total Municipal Bond
(cost $779,727)		779,171
Loan Agreements – 2.65% «
Applied Systems 2nd Lien 8.324%
(LIBOR03M + 7.00%) 9/19/25 ●	1,335,000	1,373,381
CH Hold 2nd Lien 8.485% (LIBOR03M +
7.25%) 2/1/25 ●	340,000	348,500
Cyxtera DC Holdings 8.57% (LIBOR03M
+ 7.25%) 5/1/25 ●	680,000	688,500
Kronos 2nd Lien 9.561% (LIBOR03M +
8.25%) 11/1/24 ●	1,320,000	1,365,210
Russell Investments US Institutional
Holdco Tranche B 1st Lien 5.49%
(LIBOR03M + 4.25%) 6/1/23 ●	1,282,256	1,298,284
Summit Midstream Partners Holdings
7.235% (LIBOR03M + 6.00%)
5/21/22 ●	678,300	688,475
Windstream Services Tranche B6 1st
Lien 5.24% (LIBOR03M + 4.00%)
3/30/21 ●	1,511,184	1,352,510
Loan Agreements (cost $6,821,378)		7,114,860

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 1.07%
Bank of America 6.50% µΨ	1,590,000	1,799,681
GMAC Capital Trust I 7.10% (LIBOR03M
+5.785%) ●	40,000	1,056,000
Total Preferred Stock
(cost $2,654,762)		2,855,681

	Principal
	amount°
Short-Term Investments – 4.05%
Discount Note – 0.10% ≠
Federal Home Loan Bank 0.35%
10/2/17	279,264	279,259
		279,259
Repurchase Agreements – 3.95%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,861,918 (collateralized by US
government obligations
3.375% 11/15/19; market value
$1,899,000)	1,861,763	1,861,763
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $4,654,765 (collateralized by US
government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$4,747,496)	4,654,408	4,654,408

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $4,071,922 (collateralized by US
government obligations
0.00%–3.375%
1/4/18–5/15/45; market value
$4,153,015)	4,071,583	$4,071,583
		10,587,754
Total Short-Term Investments
(cost $10,867,013)		10,867,013

Total Value of Securities – 99.65%
(cost $257,913,549)		$267,327,576
Receivables and Other Assets Net of Liabilities – 0.35%		941,206
Net Assets Applicable to 51,984,953 Shares Outstanding – 100.00%		$268,268,782
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $142,854,795, which represents 53.25% of the Series’ net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2017.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
Ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

LIBOR03M – Intercontinental Exchange London Interbank Offered Rate US Dollar 3 Month

See accompanying notes.

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)– Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$245,710,851	$—	$245,710,851
Loan Agreements	—	7,114,860	—	7,114,860
Municipal Bonds	—	779,171	—	779,171
Common Stock	—	—	—	—
Preferred Stock[1]	1,056,000	1,799,681	—	2,855,681
Short-Term Investments	—	10,867,013	—	10,867,013
Total Value of Securities	$1,056,000	$266,271,576	$—	$267,327,576

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-6

(Unaudited)

1Security type is valued across multiple levels. The amount attributed to Level 2 investments and Level 3 investments represents the following percentages of the total market value of the security type for the Series. Level 2 investments represent investments with observable inputs or matrix priced investments, while Level 3 investments represent investments without observable inputs:

	Level 1	Level 2	Total
Preferred Stock	36.98%	63.02%	100.00%

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [9/17] 11/17 (298207)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2017(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.84% Δ
Australia – 0.41%
Coca-Cola Amatil	54,116	$328,487
		328,487
Canada – 4.33%
Alamos Gold *	61,768	417,315
CGI Group Class A †	28,814	1,494,102
Suncor Energy	37,600	1,317,770
Yamana Gold	82,783	218,941
		3,448,128
China/Hong Kong – 6.15%
CNOOC	829,000	1,073,184
Techtronic Industries	310,859	1,664,055
Yue Yuen Industrial Holdings	567,500	2,165,307
		4,902,546
Denmark – 2.07%
Carlsberg Class B	15,012	1,647,326
		1,647,326
France – 19.06%
AXA	74,559	2,254,078
Kering	4,418	1,759,988
Publicis Groupe	9,118	637,869
Rexel	41,274	714,025
Sanofi	27,390	2,726,584
Teleperformance	11,700	1,745,506
TOTAL	29,592	1,588,926
Valeo	14,281	1,059,662
Vinci	28,364	2,694,952
		15,181,590
Germany – 5.16%
Bayerische Motoren Werke	16,482	1,672,828
Deutsche Post	54,710	2,438,660
		4,111,488
Indonesia – 1.86%
Bank Rakyat Indonesia Persero	1,307,355	1,484,265
		1,484,265
Israel – 0.92%
Teva Pharmaceutical Industries ADR	41,500	730,400
		730,400
Italy – 4.00%
Leonardo	65,815	1,234,040
UniCredit †	91,399	1,950,426
		3,184,466
Japan – 22.68%
East Japan Railway	21,656	1,999,030
ITOCHU	162,035	2,654,909
Japan Tobacco	59,600	1,953,149
Matsumotokiyoshi Holdings	6,200	415,286
MINEBEA MITSUMI	83,200	1,303,097
Mitsubishi UFJ Financial Group	416,635	2,708,893
Nippon Telegraph & Telephone	52,118	2,388,084
Nitori Holdings	5,758	823,462
Sumitomo Rubber Industries	80,900	1,484,850
Toyota Motor	39,143	2,334,036
		18,064,796
Netherlands – 5.41%
ING Groep	113,971	2,100,754
Koninklijke Philips	53,434	2,204,685
		4,305,439
Republic of Korea – 3.51%
Samsung Electronics	1,244	2,799,278
		2,799,278
Russia – 1.11%
Mobile TeleSystems PJSC ADR	84,400	881,136
		881,136
Sweden – 4.87%
Nordea Bank	197,590	2,682,723
Tele2 Class B	104,331	1,195,541
		3,878,264
Switzerland – 2.89%
Novartis	26,831	2,301,428
		2,301,428
United Kingdom – 12.41%
Imperial Brands	40,452	1,726,524
Meggitt	199,852	1,395,910
National Grid	32,029	396,697
Playtech	147,602	1,817,318
Rio Tinto	31,090	1,447,213
Shire	26,200	1,334,466
Standard Chartered †	177,891	1,768,788
		9,886,916
Total Common Stock (cost $64,759,225)		77,135,953

	Principal
	amount°
Short-Term Investments – 2.25%
Discount Notes – 1.29% ≠
Federal Farm Credit 0.784% 10/5/17	141,518	141,506
Federal Home Loan Bank
0.349% 10/2/17	20,122	20,121
0.947% 10/19/17	588,026	587,753
0.982% 11/13/17	283,036	282,709
		1,032,089

NQ-VIP-878 [9/17] 11/17 (298225)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.96%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $134,157 (collateralized by US
government obligations
3.375% 11/15/19; market value
$ 136,829)	134,146	$134,146
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $335,390 (collateralized by US
government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$342,071)	335,364	335,364
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $293,394 (collateralized by US
government obligations
0.00%–3.375%
1/4/18–5/15/45; market value
$299,237)	293,370	293,370
		762,880
Total Short-Term Investments
(cost $1,794,931)		1,794,969
Total Value of Securities Before
Securities Lending
Collateral – 99.09%
(cost $66,554,156)		78,930,922

Securities Lending Collateral – 0.52%
Repurchase Agreements – 0.52%
Bank of Montreal
1.04%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $96,115 (collateralized by US
government obligations
0.625%–3.625%
12/31/17–8/15/20; market value $98,029)	96,107	96,107
Bank of Nova Scotia
1.05%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $96,115 (collateralized by US
government obligations 0.00%–8.75%
11/9/17–2/15/22; market value $98,038)	96,107	96,107
Credit Agricole
1.04%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $28,482 (collateralized by US
government obligations 0.125%
4/15/19; market value $29,050)	28,480	28,480
JP Morgan Securities
1.05%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $96,115 (collateralized by US
government obligations 0.125%
4/15/21; market value $98,038)	96,107	96,107
Merrill Lynch, Pierce, Fenner & Smith
1.03%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $96,115 (collateralized by US
government obligations 3.375%
11/15/19; market value $98,029)	96,107	96,107
Total Securities Lending Collateral
(cost $412,908)		412,908

Total Value of Securities – 99.61%
(cost $66,967,064)		79,343,830	■
Obligation to Return Securities Lending Collateral – (0.52%)		(412,567)
Receivables and Other Assets Net of Liabilities – 0.91%		721,377
Net Assets Applicable to 6,064,857 Shares Outstanding – 100.00%		$79,652,640

NQ-VIP-878 [9/17] 11/17 (298225)	International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $387,108 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP-878 [9/17] 11/17 (298225)	International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)- Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [9/17] 11/17 (298225)	International Value Equity Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$—	$328,487	$328,487
Canada	3,448,128	—	3,448,128
China/Hong Kong	—	4,902,546	4,902,546
Denmark	—	1,647,326	1,647,326
France	—	15,181,590	15,181,590
Germany	—	4,111,488	4,111,488
Indonesia	—	1,484,265	1,484,265
Israel	730,400	—	730,400
Italy	—	3,184,466	3,184,466
Japan	—	18,064,796	18,064,796
Netherlands	—	4,305,439	4,305,439
Republic of Korea	—	2,799,278	2,799,278
Russia	881,136	—	881,136
Sweden	—	3,878,264	3,878,264
Switzerland	—	2,301,428	2,301,428
United Kingdom	—	9,886,916	9,886,916
Securities Lending Collateral	—	412,908	412,908
Short-Term Investments	—	1,794,969	1,794,969
Total Value of Securities	$5,059,664	$74,284,166	$79,343,830

As a result of utilizing international fair value pricing at Sept. 30, 2017, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Sept. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [9/17] 11/17 (298225)	International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
September 30, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.771% 9/26/33 ϕ	16,800	$18,544
Total Agency Asset-Backed Security
(cost $16,664)		18,544

Agency Collateralized Mortgage
Obligations – 0.93%
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 2M1 2.937%
(LIBOR01M + 1.70%) 4/25/28 ●	39,131	39,148
Series 2016-C03 1M1 3.237%
(LIBOR01M + 2.00%) 10/25/28 ●	1,293,788	1,315,686
Series 2016-C04 1M1 2.687%
(LIBOR01M + 1.45%) 1/25/29 ●	849,595	857,495
Series 2017-C01 1M1 2.537%
(LIBOR01M + 1.30%) 7/25/29 ●	780,953	788,383
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.985% 6/19/41 ●	12,536	13,848
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	395	456
Series 2003-52 NA 4.00% 6/25/23	35,534	36,635
Series 2003-120 BL 3.50% 12/25/18	23,708	23,842
Series 2004-49 EB 5.00% 7/25/24	8,027	8,636
Series 2005-66 FD 1.537%
(LIBOR01M + 0.30%) 7/25/35 ●	204,932	204,649
Series 2005-110 MB 5.50% 9/25/35	1,836	1,918
Series 2011-88 AB 2.50% 9/25/26	16,801	16,849
Series 2011-113 MC 4.00% 12/25/40	59,591	61,061
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	12,286	13,861
Series 3016 FL 1.624% (LIBOR01M +
0.39%) 8/15/35 ●	11,168	11,186
Series 3027 DE 5.00% 9/15/25	8,890	9,597
Series 3067 FA 1.584% (LIBOR01M +
0.35%) 11/15/35 ●	805,778	804,719
Series 3232 KF 1.684% (LIBOR01M +
0.45%) 10/15/36 ●	26,207	26,332
Series 3297 BF 1.474% (LIBOR01M +
0.24%) 4/15/37 ●	314,156	313,024
Series 3737 NA 3.50% 6/15/25	42,047	43,201
Series 3780 LF 1.634% (LIBOR01M +
0.40%) 3/15/29 ●	24,240	24,247
Series 3800 AF 1.734% (LIBOR01M +
0.50%) 2/15/41 ●	1,639,400	1,649,152
Series 3803 TF 1.634% (LIBOR01M +
0.40%) 11/15/28 ●	24,885	24,905
Series 4163 CW 3.50% 4/15/40	1,152,587	1,176,376
Freddie Mac Strips
Series 19 F 1.706% 6/1/28 ●	1,200	1,201
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 4.087%
(LIBOR01M + 2.85%) 4/25/28 ●	759,614	787,990
Series 2015-HQA1 M2 3.887%
(LIBOR01M + 2.65%) 3/25/28 ●	491,107	501,879
Series 2015-HQA2 M2 4.037%
(LIBOR01M + 2.80%) 5/25/28 ●	596,682	616,305
Series 2016-DNA1 M2 4.137%
(LIBOR01M + 2.90%) 7/25/28 ●	470,000	485,669
Series 2016-DNA3 M2 3.237%
(LIBOR01M + 2.00%) 12/25/28 ●	410,000	418,642
Series 2016-DNA4 M2 2.537%
(LIBOR01M + 1.30%) 3/25/29 ●	500,000	506,250
Series 2016-HQA2 M2 3.487%
(LIBOR01M + 2.25%) 11/25/28 ●	480,000	493,534
Series 2017-DNA3 M2 3.734%
(LIBOR01M + 2.50%) 3/25/30 ●	450,000	451,617
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	775	911
Series T-58 2A 6.50% 9/25/43 ⧫	17,599	20,338
NCUA Guaranteed Notes Trust
Series 2011-R2 1A 1.634%
(LIBOR01M + 0.40%) 2/6/20 ●	1,400,492	1,400,491
Total Agency Collateralized Mortgage
Obligations (cost $13,033,278)		13,150,033

Agency Commercial Mortgage-Backed
Securities – 0.35%
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	125,000	134,340
Series 2012-K22 B 144A
3.811% 8/25/45 #●	1,115,000	1,155,055
Series 2012-K708 B 144A
3.883% 2/25/45 #●	1,170,000	1,190,603
Series 2013-K712 B 144A
3.481% 5/25/45 #●	625,000	635,797
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.761%
(LIBOR01M + 0.53%) 3/9/21 ●	1,878,197	1,874,349
Total Agency Commercial
Mortgage-Backed Securities
(cost $4,998,696)		4,990,144

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities – 13.86%
Fannie Mae ARM
2.54% (LIBOR06M + 1.099%)
8/1/37 ●	161,133	$164,045
2.835% (H15T1Y + 2.142%)
12/1/33 ●	5,677	6,028
2.959% (LIBOR12M + 1.609%)
4/1/46 ●	3,959,511	4,035,075
3.092% (LIBOR12M + 1.481%)
3/1/38 ●	2,101	2,188
3.14% (LIBOR12M + 1.584%)
9/1/38 ●	377,389	393,285
3.203% (LIBOR12M + 1.547%)
4/1/44 ●	298,354	306,829
3.24% (LIBOR12M + 1.698%)
11/1/35 ●	44,452	46,771
3.309% (LIBOR12M + 1.519%)
8/1/34 ●	7,217	7,542
3.37% (LIBOR12M + 1.672%)
9/1/35 ●	79,097	83,070
3.375% (LIBOR12M + 1.625%)
8/1/37 ●	72,632	76,060
3.378% (LIBOR12M + 1.591%)
8/1/36 ●	7,378	7,845
3.45% (LIBOR12M + 1.70%) 8/1/37 ●	25,703	25,569
3.458% (LIBOR12M + 1.708%)
4/1/36 ●	4,340	4,583
3.477% (LIBOR12M + 1.77%)
1/1/41 ●	60,035	62,247
3.505% (LIBOR12M + 1.731%)
6/1/36 ●	14,002	14,728
3.537% (LIBOR12M + 1.768%)
7/1/36 ●	15,587	16,417
3.58% (LIBOR12M + 1.83%) 8/1/35 ●	1,793	1,892
3.615% (LIBOR12M + 1.777%)
6/1/34 ●	4,798	5,108
3.649% (LIBOR12M + 1.899%)
7/1/36 ●	4,819	5,093
Fannie Mae FHAVA
4.50% 7/1/40	705,549	761,784
Fannie Mae S.F. 30 yr
4.50% 9/1/39	201,057	218,764
4.50% 11/1/39	566,766	618,497
4.50% 1/1/40	556,719	605,939
4.50% 8/1/40	175,940	190,530
4.50% 8/1/41	1,610,073	1,757,834
4.50% 1/1/42	864,911	941,328
4.50% 8/1/42	287,837	313,171
4.50% 10/1/44	134,477	146,751
4.50% 2/1/46	49,134,341	53,150,858
4.50% 3/1/46	432,331	464,029
4.50% 5/1/46	1,317,818	1,427,985
4.50% 7/1/46	1,750,653	1,888,469
4.50% 10/1/46	7,643,569	8,200,984
5.00% 4/1/33	87,369	95,819
5.00% 2/1/35	63,354	69,795
5.00% 10/1/35	77,642	85,034
5.00% 2/1/36	56,796	62,586
5.00% 8/1/37	251,771	277,433
5.00% 12/1/39	252,107	278,229
5.00% 1/1/40	58,069	64,361
5.00% 9/1/41	3,557,887	3,900,222
5.00% 11/1/44	1,163,634	1,272,834
5.50% 4/1/34	1,537,010	1,722,548
5.50% 11/1/34	3,575,358	4,007,767
5.50% 3/1/35	47,370	52,621
5.50% 5/1/35	68,790	77,102
5.50% 8/1/37	159,935	179,292
5.50% 2/1/38	643,620	720,588
5.50% 3/1/38	597,131	670,374
5.50% 8/1/38	94,057	105,111
5.50% 3/1/39	735,277	830,673
5.50% 6/1/39	430,267	480,497
5.50% 8/1/41	1,144,386	1,279,433
5.50% 9/1/41	762,514	862,276
5.50% 5/1/44	39,023,802	43,731,700
6.00% 11/1/34	867	975
6.00% 4/1/36	4,362	4,906
6.00% 5/1/36	575,155	656,105
6.00% 9/1/36	196,900	227,132
6.00% 7/1/37	379,068	432,453
6.00% 8/1/37	145,719	164,935
6.00% 12/1/37	410,788	467,983
6.00% 1/1/38	62,105	70,214
6.00% 5/1/38	622,200	706,785
6.00% 1/1/39	175,101	199,046
6.00% 2/1/39	207,440	234,775
6.00% 10/1/39	1,548,831	1,769,591
6.00% 5/1/41	334,368	377,921
6.00% 7/1/41	5,066,308	5,764,231
6.50% 1/1/34	501	563
6.50% 5/1/40	312,205	350,433
7.00% 12/1/34	287	314
7.00% 12/1/35	728	808
7.00% 12/1/37	1,276	1,357
7.50% 6/1/31	3,769	4,469
7.50% 4/1/32	172	195
7.50% 5/1/33	546	548
7.50% 6/1/34	260	295

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac ARM
2.558% (LIBOR12M + 1.63%)
10/1/46 ●	1,140,090	$1,145,896
2.922% (LIBOR12M + 1.612%)
11/1/44 ●	191,533	196,482
3.08% (H15T1Y + 2.14%) 10/1/36 ●	2,893	3,049
3.111% (LIBOR12M + 1.62%)
3/1/46 ●	938,694	962,089
3.275% (LIBOR12M + 1.775%)
10/1/37 ●	36,143	37,990
3.37% (H15T1Y + 2.37%) 6/1/37 ●	113,980	118,859
3.635% (LIBOR12M + 1.885%)
7/1/38 ●	343,449	362,161
5.00% (LIBOR12M + 1.93%) 8/1/38 ●	5,058	5,335
Freddie Mac S.F. 30 yr
4.50% 4/1/39	97,893	105,922
4.50% 5/1/40	3,883,546	4,232,059
4.50% 3/1/42	1,157,546	1,250,859
4.50% 8/1/42	11,280,355	12,252,964
4.50% 12/1/43	466,512	505,869
4.50% 8/1/44	327,500	352,640
4.50% 7/1/45	2,234,759	2,407,802
4.50% 12/1/45	2,643,567	2,833,121
5.00% 6/1/36	918,287	1,006,720
5.00% 5/1/41	706,615	781,178
5.00% 12/1/41	638,429	701,946
5.00% 4/1/44	2,487,608	2,740,903
5.50% 12/1/35	45,718	51,298
5.50% 5/1/37	235,352	263,859
5.50% 3/1/40	140,716	156,807
5.50% 8/1/40	476,164	529,984
5.50% 6/1/41	5,128,703	5,715,803
6.00% 2/1/36	371,827	421,666
6.00% 3/1/36	294,746	334,650
6.00% 1/1/38	51,752	58,339
6.00% 6/1/38	145,576	165,209
6.00% 8/1/38	641,665	731,561
6.00% 7/1/39	330,051	375,047
6.00% 5/1/40	399,063	449,452
6.00% 7/1/40	367,590	417,161
7.00% 11/1/33	3,186	3,659
GNMA I S.F. 30 yr
5.50% 2/15/41	394,169	440,373
7.00% 12/15/34	13,416	15,676
GNMA II S.F. 30 yr
5.00% 9/20/46	856,749	923,264
5.50% 5/20/37	308,801	342,410
5.50% 4/20/40	224,166	243,902
6.00% 2/20/39	304,674	339,198
6.00% 10/20/39	1,181,795	1,315,874
6.00% 2/20/40	1,231,751	1,377,595
6.00% 4/20/46	371,983	416,087
6.50% 6/20/39	901,658	1,020,059
6.50% 10/20/39	480,202	536,460
Total Agency Mortgage-Backed
Securities (cost $197,953,340)		196,862,864

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price
$43.53, maturity date 11/1/29	1,645,000	1,653,225
Total Convertible Bond
(cost $1,752,953)		1,653,225

Corporate Bonds – 38.79%
Banking – 15.76%
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,371,800
Banco Santander 3.50% 4/11/22	3,800,000	3,894,589
Bank of America
3.124% 1/20/23 µ	920,000	935,004
3.593% 7/21/28 µ	5,130,000	5,177,124
4.183% 11/25/27	8,875,000	9,212,435
Bank of New York Mellon
2.50% 4/15/21	1,000,000	1,010,271
2.661% 5/16/23 µ	2,840,000	2,852,807
Barclays
3.20% 8/10/21	1,970,000	2,000,968
8.25% µΨ	2,085,000	2,206,816
BB&T 2.45% 1/15/20	2,085,000	2,107,510
Branch Banking & Trust 2.85% 4/1/21	2,740,000	2,795,554
Citigroup 2.414% (LIBOR03M + 1.10%)
5/17/24 ●	4,255,000	4,267,772
Citizens Bank
2.30% 12/3/18	5,285,000	5,305,849
2.45% 12/4/19	5,065,000	5,105,752
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,645,271
Compass Bank 2.75% 9/29/19	9,170,000	9,231,922
Cooperatieve Rabobank 3.75% 7/21/26	1,775,000	1,803,453
Credit Suisse
2.30% 5/28/19	8,285,000	8,342,231
3.00% 10/29/21	925,000	949,997
Credit Suisse Group 144A
4.282% 1/9/28 #	385,000	401,392
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	2,640,000	2,735,347
Development Bank of Japan 144A
2.625% 9/1/27 #	1,458,000	1,440,828
Fifth Third Bank
2.25% 6/14/21	240,000	240,075
2.30% 3/15/19	6,090,000	6,133,938
3.85% 3/15/26	1,190,000	1,224,250

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.272% 9/29/25 µ	6,470,000	$6,483,444
6.00% 6/15/20	5,450,000	5,985,867
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,646,410
Huntington National Bank 2.50% 8/7/22	1,400,000	1,393,309
JPMorgan Chase & Co. 4.25% 10/1/27	2,515,000	2,662,851
KeyBank
2.30% 9/14/22	1,245,000	1,234,134
2.35% 3/8/19	4,160,000	4,194,473
2.40% 6/9/22	2,725,000	2,716,021
2.50% 11/22/21	4,565,000	4,597,887
3.18% 5/22/22	940,000	957,846
Manufacturers & Traders Trust
2.50% 5/18/22	1,445,000	1,450,542
Morgan Stanley
2.532% (LIBOR03M + 1.22%)
5/8/24 ●	4,530,000	4,590,305
2.75% 5/19/22	260,000	261,149
3.625% 1/20/27	2,145,000	2,177,406
3.95% 4/23/27	2,205,000	2,250,093
5.00% 11/24/25	2,975,000	3,264,842
PNC Bank 2.30% 6/1/20	2,645,000	2,665,964
PNC Financial Services Group
3.15% 5/19/27	1,900,000	1,905,974
5.00% µΨ	2,705,000	2,840,250
Regions Financial 2.75% 8/14/22	1,090,000	1,089,023
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,166,231
Royal Bank of Scotland Group
3.875% 9/12/23	4,160,000	4,260,964
8.625% µΨ	2,095,000	2,328,069
Santander UK 144A 5.00% 11/7/23 #	2,050,000	2,220,035
Santander UK Group Holdings
3.571% 1/10/23	7,950,000	8,138,395
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,467,198
State Street
2.653% 5/15/23 µ	1,510,000	1,518,922
3.30% 12/16/24	1,945,000	2,010,802
SunTrust Banks 2.50% 5/1/19	7,305,000	7,369,350
SVB Financial Group 3.50% 1/29/25	2,430,000	2,437,228
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,989,439
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	1,795,000	1,789,165
144A 3.00% 4/15/21 #	5,915,000	6,000,086
US Bancorp
2.35% 1/29/21	3,365,000	3,393,063
2.625% 1/24/22	4,340,000	4,401,942
US Bank 1.40% 4/26/19	3,500,000	3,481,509
USB Capital IX 3.50% (LIBOR03M +
1.02%) Ψ●	2,220,000	1,979,796
Wells Fargo & Co. 2.625% 7/22/22	1,360,000	1,363,151
Zions Bancorporation 4.50% 6/13/23	1,770,000	1,874,940
		223,951,030
Basic Industry – 1.32%
Dow Chemical 8.55% 5/15/19	4,345,000	4,800,075
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,033,346
144A 5.40% 11/1/20 #	2,365,000	2,593,773
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	2,613,375
WestRock
144A 3.00% 9/15/24 #	1,105,000	1,104,711
3.50% 3/1/20	1,990,000	2,039,797
4.45% 3/1/19	1,510,000	1,559,232
		18,744,309
Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	3,115,000	3,405,348
		3,405,348
Capital Goods – 1.54%
Allegion US Holding
3.20% 10/1/24	3,210,000	3,201,237
3.55% 10/1/27	1,889,000	1,880,196
Crane 2.75% 12/15/18	420,000	424,354
Fortive 1.80% 6/15/19	7,000,000	6,995,741
General Electric 1.692% (LIBOR03M +
0.38%) 5/5/26 ●	305,000	297,772
Rockwell Collins
3.20% 3/15/24	1,375,000	1,400,988
3.50% 3/15/27	960,000	980,289
Roper Technologies 2.80% 12/15/21	2,635,000	2,659,068
United Technologies 2.80% 5/4/24	4,040,000	4,045,610
		21,885,255
Communications – 3.74%
American Tower Trust I 144A
3.07% 3/15/23 #	1,575,000	1,580,822
AT&T
1.40% 12/1/17	330,000	329,967
2.85% 2/14/23	10,395,000	10,356,587
4.25% 3/1/27	2,270,000	2,336,519
Crown Castle International
5.25% 1/15/23	2,095,000	2,321,142
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,879,625
Deutsche Telekom International Finance
144A 1.50% 9/19/19 #	6,675,000	6,608,788
144A 1.95% 9/19/21 #	1,390,000	1,362,459
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,078,945
Historic TW 6.875% 6/15/18	1,340,000	1,386,347
SBA Tower Trust
144A 2.24% 4/10/18 #	1,660,000	1,659,671

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
SBA Tower Trust
144A 2.898% 10/8/19 #	1,520,000	$1,529,233
Time Warner Entertainment
8.375% 3/15/23	8,635,000	10,738,679
Verizon Communications
2.946% 3/15/22	3,990,000	4,060,862
4.50% 9/15/20	3,640,000	3,908,710
		53,138,356
Consumer Cyclical – 1.35%
Ford Motor Credit
3.096% 5/4/23	5,080,000	5,039,942
3.336% 3/18/21	720,000	736,791
General Motors Financial
3.15% 1/15/20	2,455,000	2,498,866
3.45% 1/14/22	6,420,000	6,558,243
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	260,000
144A 2.55% 2/6/19 #	3,000,000	3,005,479
144A 3.00% 3/18/21 #	150,000	150,556
Toyota Motor Credit 1.375% 1/10/18	200,000	199,974
Wyndham Worldwide 4.15% 4/1/24	685,000	695,244
		19,145,095
Consumer Non-Cyclical – 2.64%
Abbott Laboratories 2.90% 11/30/21	10,105,000	10,286,625
Anheuser-Busch InBev Finance
2.65% 2/1/21	3,455,000	3,512,981
BAT Capital 144A 2.764% 8/15/22 #	10,365,000	10,431,715
Becton Dickinson and Co.
2.894% 6/6/22	1,795,000	1,800,789
3.363% 6/6/24	1,790,000	1,808,612
McCormick & Co. 2.70% 8/15/22	2,870,000	2,885,896
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,793,733
Reynolds American 4.00% 6/12/22	2,765,000	2,923,263
		37,443,614
Electric – 5.84%
AEP Texas 144A 2.40% 10/1/22 #	5,720,000	5,693,896
Ameren 2.70% 11/15/20	7,615,000	7,719,380
Arizona Public Service 2.20% 1/15/20	8,255,000	8,288,372
CMS Energy 6.25% 2/1/20	2,945,000	3,211,989
Dominion Energy 2.00% 8/15/21	5,710,000	5,619,233
DTE Energy
2.40% 12/1/19	3,350,000	3,369,780
3.30% 6/15/22	2,145,000	2,200,457
Duke Energy 1.80% 9/1/21	5,640,000	5,529,920
Enel Finance International 144A
2.875% 5/25/22 #	7,275,000	7,330,233
Entergy 4.00% 7/15/22	5,797,000	6,140,679
Entergy Louisiana 4.05% 9/1/23	480,000	512,217
Exelon
2.85% 6/15/20	3,500,000	3,571,211
3.497% 6/1/22	2,300,000	2,371,037
Exelon Generation 4.25% 6/15/22	1,675,000	1,792,261
Fortis 2.10% 10/4/21	6,715,000	6,597,660
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,836,475
Kansas City Power & Light
6.375% 3/1/18	3,715,000	3,783,892
LG&E & KU Energy 3.75% 11/15/20	470,000	489,032
National Rural Utilities Cooperative
Finance 5.25% 4/20/46 µ	1,000,000	1,066,461
NV Energy 6.25% 11/15/20	2,350,000	2,622,776
Pacific Gas & Electric 3.50% 10/1/20	250,000	260,049
		83,007,010
Energy – 2.44%
Kinder Morgan Energy Partners
9.00% 2/1/19	2,215,000	2,406,813
ONEOK 7.50% 9/1/23	4,745,000	5,690,631
Plains All American Pipeline
2.85% 1/31/23	1,350,000	1,298,671
3.85% 10/15/23	3,330,000	3,345,901
Sabine Pass Liquefaction
5.625% 3/1/25	4,040,000	4,461,868
5.75% 5/15/24	3,755,000	4,188,756
5.875% 6/30/26	45,000	50,408
Shell International Finance
1.75% 9/12/21	5,530,000	5,457,641
2.375% 8/21/22	850,000	852,693
TransCanada PipeLines
1.625% 11/9/17	2,130,000	2,129,811
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	4,818,945
		34,702,138
Finance Companies – 1.24%
AerCap Ireland Capital
3.50% 5/26/22	1,610,000	1,649,856
3.65% 7/21/27	1,685,000	1,681,433
Air Lease 3.00% 9/15/23	2,375,000	2,371,583
Aviation Capital Group 144A
2.875% 1/20/22 #	5,430,000	5,434,900
International Lease Finance
8.625% 1/15/22	5,230,000	6,413,907
		17,551,679
Insurance – 0.62%
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,575,370
Nuveen Finance
144A 2.95% 11/1/19 #	1,910,000	1,942,509
144A 4.125% 11/1/24 #	900,000	948,688
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	920,600

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
Principal Life Global Funding II 144A
1.50% 4/18/19 #	3,500,000	$3,479,359
		8,866,526
Natural Gas – 0.49%
Sempra Energy 1.625% 10/7/19	7,000,000	6,958,430
		6,958,430
Real Estate – 0.23%
Host Hotels & Resorts
3.75% 10/15/23	635,000	649,948
3.875% 4/1/24	2,600,000	2,659,988
		3,309,936
Technology – 0.57%
Apple 2.10% 9/12/22	3,210,000	3,185,619
Cisco Systems 1.85% 9/20/21	2,315,000	2,292,009
NXP
144A 4.125% 6/1/21 #	2,140,000	2,244,325
144A 4.625% 6/1/23 #	385,000	414,838
		8,136,791
Transportation – 0.77%
Penske Truck Leasing
144A 2.70% 3/14/23 #	3,350,000	3,324,705
144A 3.30% 4/1/21 #	1,130,000	1,160,364
144A 4.20% 4/1/27 #	5,395,000	5,666,735
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 ⧫	704,220	723,269
		10,875,073
Total Corporate Bonds
(cost $548,945,213)		551,120,590

Municipal Bonds – 0.32%
Commonwealth of Massachusetts
5.00% 10/1/25	355,000	436,149
County of Baltimore, Maryland
5.00% 2/1/26	3,320,000	4,119,257
Total Municipal Bonds
(cost $4,591,323)		4,555,406

Non-Agency Asset-Backed
Securities – 29.22%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	160,096	161,553
Ally Master Owner Trust
Series 2015-2 A1 1.804% (LIBOR01M
+ 0.57%) 1/15/21 ●	2,600,000	2,612,102
American Express Credit Account Master
Trust
Series 2013-2 A 1.654% (LIBOR01M +
0.42%) 5/17/21 ●	3,290,000	3,302,830
Series 2014-1 A 1.604% (LIBOR01M +
0.37%) 12/15/21 ●	10,925,000	10,972,833
American Express Credit Account Master
Trust
Series 2017-2 A 1.686% (LIBOR01M +
0.45%) 9/16/24 ●	6,260,000	6,308,347
Series 2017-5 A 1.614% (LIBOR01M +
0.38%) 2/18/25 ●	1,425,000	1,431,955
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	47,154	47,124
Series 2017-A A1 144A
1.25% 6/15/18 #	1,327,048	1,326,101
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	8,831,012
BA Credit Card Trust
Series 2014-A1 A 1.614% (LIBOR01M
+ 0.38%) 6/15/21 ●	13,559,000	13,607,726
Series 2015-A1 A 1.564% (LIBOR01M
+ 0.33%) 6/15/20 ●	2,000,000	2,001,758
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,304,338
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.557% (LIBOR01M +
0.33%) 3/15/23 ●	2,810,000	2,816,410
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 1.734%
(LIBOR01M + 0.50%) 7/15/20 #●	2,000,000	2,005,782
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	5,272,655	5,270,170
Series 2016-2 A3 1.43% 9/20/19	1,080,000	1,076,651
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 1.684% (LIBOR01M +
0.45%) 7/15/22 ●	3,750,000	3,764,820
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,320,637
Capital One Multi-Asset Execution Trust
Series 2014-A3 A3 1.614%
(LIBOR01M + 0.38%) 1/18/22 ●	3,850,000	3,866,244
Series 2016-A1 A1 1.684%
(LIBOR01M + 0.45%) 2/15/22 ●	10,997,000	11,055,151
Chase Issuance Trust
Series 2012-A10 A10 1.494%
(LIBOR01M + 0.26%) 12/16/19 ●	9,750,000	9,753,262
Series 2013-A3 A3 1.514%
(LIBOR01M + 0.28%) 4/15/20 ●	6,110,000	6,117,920
Series 2013-A6 A6 1.654%
(LIBOR01M + 0.42%) 7/15/20 ●	1,333,000	1,336,971
Series 2013-A7 A 1.664% (LIBOR01M
+ 0.43%) 9/15/20 ●	2,800,000	2,809,307
Series 2013-A9 A 1.654% (LIBOR01M
+ 0.42%) 11/16/20 ●	10,225,000	10,266,825

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Chase Issuance Trust
Series 2014-A5 A5 1.604%
(LIBOR01M + 0.37%) 4/15/21 ●	7,882,000	$7,916,676
Series 2016-A1 A 1.644% (LIBOR01M
+ 0.41%) 5/17/21 ●	7,390,000	7,428,364
Series 2016-A3 A3 1.784%
(LIBOR01M + 0.55%) 6/15/23 ●	10,735,000	10,861,474
Series 2017-A1 A 1.534% (LIBOR01M
+ 0.30%) 1/18/22 ●	12,020,000	12,065,575
Series 2017-A2 A 1.634% (LIBOR01M
+ 0.40%) 3/15/24 ●	3,000,000	3,010,185
Chesapeake Funding II
Series 2017-2A A2 144A 1.684%
(LIBOR01M + 0.45%) 5/15/29 #●	3,500,000	3,508,641
Citibank Credit Card Issuance Trust
Series 2008-A7 A7 2.611%
(LIBOR01M + 1.375%) 5/20/20 ●	694,000	699,913
Series 2013-A2 A2 1.517%
(LIBOR01M + 0.28%) 5/26/20 ●	5,647,000	5,655,924
Series 2013-A4 A4 1.657%
(LIBOR01M + 0.42%) 7/24/20 ●	5,985,000	6,002,720
Series 2013-A7 A7 1.665%
(LIBOR01M + 0.43%) 9/10/20 ●	6,632,000	6,657,200
Series 2016-A3 A3 1.721%
(LIBOR01M + 0.49%) 12/7/23 ●	10,295,000	10,384,145
Series 2017-A1 A1 1.484%
(LIBOR01M + 0.25%) 1/19/21 ●	5,255,000	5,265,701
Series 2017-A5 A5 1.856%
(LIBOR01M + 0.62%) 4/22/26 ●	13,830,000	13,974,313
Series 2017-A7 A7 1.602%
(LIBOR01M + 0.37%) 8/8/24 ●	18,325,000	18,390,976
CNH Equipment Trust
Series 2016-B A2B 1.634%
(LIBOR01M + 0.40%) 10/15/19 ●	119,090	119,195
Discover Card Execution Note Trust
Series 2013-A6 A6 1.684%
(LIBOR01M + 0.45%) 4/15/21 ●	9,599,000	9,638,053
Series 2014-A1 A1 1.664%
(LIBOR01M + 0.43%) 7/15/21 ●	12,984,000	13,047,294
Series 2015-A1 A1 1.584%
(LIBOR01M + 0.35%) 8/17/20 ●	838,000	838,826
Series 2016-A4 A4 1.39% 3/15/22	1,585,000	1,572,576
Series 2017-A1 A1 1.724%
(LIBOR01M + 0.49%) 7/15/24 ●	12,420,000	12,551,128
Series 2017-A3 A3 1.464%
(LIBOR01M + 0.23%) 10/17/22 ●	9,025,000	9,042,786
Series 2017-A5 A5 1.834%
(LIBOR01M + 0.60%) 12/15/26 ●	7,315,000	7,387,953
Ford Credit Auto Owner Trust
Series 2016-B A2B 1.544%
(LIBOR01M + 0.31%) 3/15/19 ●	333,937	334,068
Series 2016-C A2B 1.374%
(LIBOR01M + 0.14%) 9/15/19 ●	1,021,115	1,021,075
Ford Credit Floorplan Master Owner
Trust A
Series 2015-1 A2 1.634% (LIBOR01M
+ 0.40%) 1/15/20 ●	16,307,000	16,322,325
Series 2015-2 A2 1.804% (LIBOR01M
+ 0.57%) 1/15/22 ●	24,214,000	24,412,579
Series 2015-4 A2 1.834% (LIBOR01M
+ 0.60%) 8/15/20 ●	4,000,000	4,015,406
Series 2017-1 A2 1.654% (LIBOR01M
+ 0.42%) 5/15/22 ●	425,000	426,716
Golden Credit Card Trust
Series 2014-2A A 144A 1.684%
(LIBOR01M + 0.45%) 3/15/21 #●	8,195,000	8,228,418
GreatAmerica Leasing Receivables
Funding
Series 2017-1 A2 144A
1.72% 4/22/19 #	1,675,000	1,675,159
Hertz Fleet Lease Funding
Series 2014-1 A 144A 1.635%
(LIBOR01M + 0.40%) 4/10/28 #●	57,238	57,236
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	343,100	320,977
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A 1.784%
(LIBOR01M + 0.55%) 7/16/18 #●	807,998	808,204
Series 2016-C A3 144A
1.49% 2/18/20 #	3,345,000	3,338,586
Hyundai Auto Receivables Trust
Series 2016-A A2B 1.604%
(LIBOR01M + 0.37%) 6/17/19 ●	1,350,155	1,351,158
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.794%
(LIBOR01M + 0.56%) 7/16/18 ●	109,653	109,680
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A 1.614%
(LIBOR01M + 0.38%) 4/15/20 #●	16,600,000	16,622,890
Series 2016-AA A 144A 1.814%
(LIBOR01M + 0.58%) 5/15/20 #●	4,155,000	4,166,373
Series 2016-BA A 144A 1.934%
(LIBOR01M + 0.70%) 5/17/21 #●	2,280,000	2,297,198
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A 2.587%
(LIBOR01M + 1.35%) 9/27/21 #●	715,000	720,013

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2017-1 A 144A 2.017%
(LIBOR01M + 0.78%) 6/27/22 #●	1,900,000	$1,901,013
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	1,420,000	1,420,181
Nissan Auto Lease Trust
Series 2016-A A2B 1.614%
(LIBOR01M + 0.38%) 8/15/18 ●	458,853	459,049
Series 2016-B A2B 1.514%
(LIBOR01M + 0.28%) 12/17/18 ●	1,995,180	1,996,408
Series 2016-B A3 1.50% 7/15/19	1,300,000	1,298,159
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 1.584%
(LIBOR01M + 0.35%) 11/15/18 ●	17,776	17,778
Series 2016-A A2B 1.584%
(LIBOR01M + 0.35%) 2/15/19 ●	768,965	769,357
Series 2016-B A2B 1.534%
(LIBOR01M + 0.30%) 4/15/19 ●	1,034,817	1,035,442
Nissan Master Owner Trust Receivables
Series 2015-A A1 1.634% (LIBOR01M
+ 0.40%) 1/15/20 ●	2,855,000	2,857,501
PFS Financing
Series 2015-AA A 144A 1.854%
(LIBOR01M + 0.62%) 4/15/20 #●	1,000,000	1,001,970
Series 2017-BA A1 144A 1.834%
(LIBOR01M + 0.60%) 7/15/22 #●	3,450,000	3,445,118
Popular ABS Mortgage Pass Through
Trust
Series 2006-C A4 1.487% (LIBOR01M
+ 0.25%) 7/25/36 ⧫●	1,161,374	1,150,361
Synchrony Credit Card Master Note
Trust
Series 2015-2 A 1.60% 4/15/21	1,120,000	1,120,449
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	745,810	749,690
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	801,452	805,618
Toyota Auto Receivables Owner Trust
Series 2016-B A2B 1.484%
(LIBOR01M + 0.25%) 10/15/18 ●	205,602	205,634
Series 2017-A A2B 1.304%
(LIBOR01M + 0.07%) 9/16/19 ●	1,000,000	1,000,185
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.084%
(LIBOR01M + 0.85%) 12/15/20 #●	7,415,000	7,464,428
Verizon Owner Trust
Series 2017-1A A 144A
2.06% 9/20/21 #	4,780,000	4,792,490
Volvo Financial Equipment
Series 2017-1A A2 144A
1.55% 10/15/19 #	1,045,000	1,044,430
Wells Fargo Dealer Floorplan Master
Note Trust
Series 2015-1 A 1.736% (LIBOR01M +
0.50%) 1/20/20 ●	7,290,000	7,297,844
Wheels SPV 2
Series 2017-1A A2 144A
1.88% 4/20/26 #	785,000	784,189
World Financial Network Credit Card
Master Trust
Series 2015-A A 1.714% (LIBOR01M +
0.48%) 2/15/22 ●	965,000	966,670
Total Non-Agency Asset-Backed
Securities
(cost $414,349,128)		415,199,472

Non-Agency Collateralized Mortgage
Obligations – 0.12%
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	8,095	7,754
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	650,029
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	493,009	502,196
Series 2017-4 A1 144A
3.50% 7/25/47 #●	552,726	563,155
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,700,958)		1,723,134

Non-Agency Commercial
Mortgage-Backed Security – 0.07%
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,193,719	953,710
Total Non-Agency Commercial
Mortgage-Backed Security
(cost $1,265,933)		953,710

US Treasury Obligations – 14.86%
US Treasury Floating
Rate Note
1.113% (USBMMY03M + 0.06%)
7/31/19 ●	47,955,000	47,965,891

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Notes
0.75% 12/31/17	4,100,000	$4,096,078
1.123% (USBMMY03M + 0.07%)
4/30/19 ●	137,280,000	137,361,160
2.25% 8/15/27	21,890,000	21,733,948
Total US Treasury Obligations
(cost $211,255,989)		211,157,077

	Number of
	shares
Preferred Stock – 0.61%
General Electric 5.00% µ	5,497,000	5,821,048
Morgan Stanley 5.55% µ	2,500,000	2,607,813
USB Realty 144A 2.451% (LIBOR03M +
1.147%) #●	200,000	175,750
Total Preferred Stock
(cost $8,177,853)		8,604,611

	Principal
	amount°
Short-Term Investments – 4.49%
Discount Notes – 2.53% ≠
Federal Farm Credit 0.784% 10/5/17	5,643,595	5,643,133
Federal Home Loan Bank
0.35% 10/2/17	733,664	733,649
0.947% 10/19/17	18,336,335	18,327,845
0.982% 11/13/17	11,287,191	11,274,154
		35,978,781
Repurchase Agreements – 1.96%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $4,891,498 (collateralized by US
government obligations
3.375% 11/15/19; market value
$4,988,917)	4,891,090	4,891,090
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $12,228,663 (collateralized by
US government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$12,472,280)	12,227,725	12,227,725
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $10,697,461 (collateralized by
US government obligations
0.00%–3.375%
1/4/18–5/15/45; market value
$10,910,501)	10,696,570	10,696,570
		27,815,385
Total Short-Term Investments
(cost $63,792,824)		63,794,166

Total Value of Securities – 103.74%
(cost $1,471,834,152)		1,473,782,976
Liabilities Net of Receivables and Other Assets – (3.74%)★		(53,071,728)
Net Assets Applicable to 144,746,774 Shares Outstanding – 100.00%		$1,420,711,248

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $194,332,865, which represents 13.68% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $840,000 cash collateral for futures contracts as of Sept. 30, 2017.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.
Ψ	No contractual maturity date.

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2017.

The following futures contracts were outstanding at Sept. 30, 2017:

Futures Contracts

					Value/
		Notional	Notional	Expiration	Unrealized
Contracts to Buy (Sell)		Cost (Proceeds)	Amount	Date	Appreciation
(727)	US Treasury 10 yr Notes	$(92,248,319)	$(91,102,188)	12/20/17	$1,146,131

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Series’ net assets.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BA – Bank of America
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
LB – Lehman Brothers
LIBOR – London Intercontinental Exchange
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 1 Year
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – United States Dollar
yr – Year

See accompanying notes.

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-11

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Agency, asset-backed & mortgage-backed securities	$—	$632,897,901	$632,897,901
Corporate debt	—	552,773,815	552,773,815
Municipal bonds	—	4,555,406	4,555,406
Preferred stock	—	8,604,611	8,604,611
Short-term investments	—	63,794,166	63,794,166
US Treasury obligation	—	211,157,077	211,157,077
Total Value of Securities	$—	$1,473,782,976	$1,473,782,976

Derivatives:
Assets:
Futures contracts	$1,146,131	$—	$1,146,131

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers based on fair value between levels at the beginning of the reporting period. A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 862 [9/17] 11/17 (298240)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.23%
Diversified REITs – 4.27%
Forest City Realty Trust	272,275	$6,945,735
Gramercy Property Trust	44,650	1,350,663
Vornado Realty Trust	98,543	7,575,986
Washington Real Estate Investment
Trust	101,825	3,335,787
		19,208,171
Healthcare – 3.35%
Brookdale Senior Living †	1,418,700	15,038,220
		15,038,220
Healthcare REITs – 7.01%
HCP	357,950	9,961,749
Healthcare Realty Trust	169,450	5,480,013
National Health Investors	34,800	2,689,692
Sabra Health Care REIT	181,100	3,973,334
Welltower	133,520	9,383,786
		31,488,574
Hotel REITs – 6.14%
Host Hotels & Resorts	491,818	9,093,715
MGM Growth Properties	192,725	5,822,222
Park Hotels & Resorts	168,100	4,632,836
Sunstone Hotel Investors	502,151	8,069,566
		27,618,339
Industrial REITs – 8.32%
DCT Industrial Trust	205,591	11,907,831
Prologis	401,322	25,467,894
		37,375,725
Information Technology REITs – 6.58%
CoreSite Realty	27,125	3,035,287
Crown Castle International	55,875	5,586,383
Equinix	46,900	20,931,470
		29,553,140
Mall REITs – 10.79%
GGP	519,786	10,795,955
Simon Property Group	234,053	37,684,874
		48,480,829
Manufactured Housing REIT – 1.36%
Equity LifeStyle Properties	71,878	6,115,380
		6,115,380
Multifamily REITs – 16.88%
AvalonBay Communities	111,689	19,927,551
Camden Property Trust	64,725	5,919,101
Equity Residential	236,450	15,589,149
Essex Property Trust	43,770	11,118,893
Invitation Homes	297,500	6,738,375
UDR	435,550	16,563,967
		75,857,036
Office REITs – 10.87%
Boston Properties	132,790	16,317,235
Brandywine Realty Trust	391,225	6,842,525
Columbia Property Trust	283,550	6,172,883
Empire State Realty Trust	246,975	5,072,867
Equity Commonwealth †	74,150	2,254,160
Kilroy Realty	77,525	5,513,578
SL Green Realty	66,143	6,701,609
		48,874,857
Self-Storage REITs – 4.23%
Extra Space Storage	111,275	8,893,098
Public Storage	47,211	10,102,682
		18,995,780
Shopping Center REITs – 10.84%
Brixmor Property Group	474,500	8,920,600
DDR	272,100	2,492,436
Kimco Realty	551,525	10,782,314
Regency Centers	173,010	10,733,540
Retail Properties of America	239,425	3,143,650
Urban Edge Properties	185,555	4,475,586
Weingarten Realty Investors	256,775	8,150,039
		48,698,165
Single Tenant REITs – 5.59%
Realty Income	227,350	13,002,147
Spirit Realty Capital	577,050	4,945,319
VEREIT	865,600	7,175,824
		25,123,290
Total Common Stock
(cost $433,505,944)		432,427,506

	Principal
	amount°
Short-Term Investments – 3.45%
Discount Notes – 2.57% ≠
Federal Farm Credit 0.784% 10/5/17	881,702	881,629
Federal Home Loan Bank
0.35% 10/2/17	103,976	103,974
0.947% 10/19/17	8,803,716	8,799,640
0.982% 11/13/17	1,763,404	1,761,367
		11,546,610
Repurchase Agreements – 0.88%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $693,229 (collateralized by US
government obligations
3.375% 11/15/19; market value
$707,035)	693,171	693,171

NQ-VIP- 880 [9/17] 11/17 (298152)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,733,061 (collateralized by US
government obligations
0.125%-3.75%
7/31/19-11/15/43; market value
$1,767,587)	1,732,928	$1,732,928
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,516,057 (collateralized by US
government obligations
0.00%-3.375%
1/4/18-5/15/45; market value
$1,546,249)	1,515,931	1,515,931
		3,942,030
Total Short-Term Investments
(cost $15,488,211)		15,488,640

Total Value of Securities – 99.68%
(cost $448,994,155)		447,916,146
Receivables and Other Assets Net of Liabilities – 0.32%		1,444,203
Net Assets Applicable to 33,863,980 Shares Outstanding – 100.00%		$449,360,349
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-VIP- 880 [9/17] 11/17 (298152)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –
Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$432,427,506	$—	$432,427,506
Short-Term Investments	—	15,488,640	15,488,640
Total Value of Securities	$432,427,506	$15,488,640	$447,916,146

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2017, there were no Level 3 investments.

NQ-VIP- 880 [9/17] 11/17 (298152)	REIT Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [9/17] 11/17 (298152)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.69% ✧
Basic Industry – 9.66%
Berry Global Group †	501,100	$28,387,315
HB Fuller	329,200	19,113,352
KapStone Paper & Packaging	397,800	8,548,722
Minerals Technologies	85,478	6,039,021
Olin	636,100	21,786,425
Trinseo	271,500	18,217,650
USG †	402,700	13,148,155
Venator Materials †	249,000	5,627,400
		120,868,040
Business Services – 1.13%
Deluxe	116,300	8,485,248
WESCO International †	96,000	5,592,000
		14,077,248
Capital Spending – 7.87%
Altra Industrial Motion	238,870	11,489,647
Atkore International Group †	350,200	6,832,402
EnPro Industries	93,600	7,537,608
H&E Equipment Services	444,400	12,976,480
ITT	463,900	20,536,853
MasTec †	581,246	26,969,814
Primoris Services	328,610	9,667,706
Regal Beloit	30,900	2,441,100
		98,451,610
Consumer Cyclical – 3.93%
Barnes Group	191,500	13,489,260
Knoll	349,593	6,991,860
Meritage Homes †	338,000	15,007,200
Standard Motor Products	112,501	5,428,173
Tenneco	136,900	8,305,723
		49,222,216
Consumer Services – 7.95%
Asbury Automotive Group †	78,300	4,784,130
Cable One	12,800	9,243,136
Cheesecake Factory	170,200	7,168,824
Choice Hotels International	170,000	10,863,000
Cinemark Holdings	201,613	7,300,407
International Speedway Class A	212,100	7,635,600
Meredith	186,050	10,325,775
Sonic	285,500	7,265,975
Steven Madden †	236,200	10,227,460
Texas Roadhouse	106,900	5,253,066
UniFirst	61,600	9,332,400
Wolverine World Wide	349,300	10,077,305
		99,477,078
Consumer Staples – 2.65%
Core-Mark Holding Class A	190,869	6,134,530
J&J Snack Foods	80,200	10,530,260
Pinnacle Foods	145,500	8,318,235
Scotts Miracle-Gro Class A	83,600	8,137,624
		33,120,649
Energy – 5.68%
Andeavor	105,721	10,905,121
Dril-Quip †	130,300	5,752,745
Helix Energy Solutions Group †	817,500	6,041,325
Oasis Petroleum †	823,300	7,508,496
Patterson-UTI Energy	726,200	15,206,628
SM Energy	527,200	9,352,528
Southwest Gas Holdings	175,600	13,630,072
Whiting Petroleum †	485,700	2,651,922
		71,048,837
Financial Services – 28.61%
American Equity Investment Life
Holding	514,900	14,973,292
Bank of Hawaii	197,900	16,496,944
Boston Private Financial Holdings	641,900	10,623,445
Community Bank System	229,100	12,657,775
East West Bancorp	729,336	43,599,707
First Financial Bancorp	542,800	14,194,220
First Interstate BancSystem	233,900	8,946,675
First Midwest Bancorp	504,500	11,815,390
Great Western Bancorp	431,500	17,812,320
Hancock Holding	482,400	23,372,280
Hanover Insurance Group	147,700	14,316,561
Independent Bank	60,600	4,523,790
Infinity Property & Casualty	83,200	7,837,440
Legg Mason	199,500	7,842,345
Main Street Capital	217,800	8,657,550
NBT Bancorp	286,900	10,534,968
Prosperity Bancshares	180,200	11,844,546
S&T Bancorp	227,642	9,010,070
Selective Insurance Group	400,100	21,545,385
Stifel Financial	260,900	13,947,714
Umpqua Holdings	648,400	12,650,284
Validus Holdings	211,321	10,399,106
Valley National Bancorp	1,162,100	14,003,305
Webster Financial	454,000	23,857,700
WesBanco	302,200	12,396,244
		357,859,056
Healthcare – 4.37%
Catalent †	141,700	5,656,664
Haemonetics †	134,200	6,021,554
Halyard Health †	78,500	3,534,855
Owens & Minor	273,850	7,996,420
Service Corp. International	220,100	7,593,450
STERIS	165,898	14,665,383
Teleflex	25,500	6,170,235
VWR †	92,620	3,066,648
		54,705,209
Real Estate – 7.84%
Alexander & Baldwin	151,771	7,031,550
Brandywine Realty Trust	843,033	14,744,647
Education Realty Trust	193,700	6,959,641
Healthcare Realty Trust	322,600	10,432,884
Highwoods Properties	271,500	14,142,435
Lexington Realty Trust	1,052,100	10,752,462

NQ-VIP- 884 [9/17] 11/17 (298267)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock ✧ (continued)
Real Estate (continued)
Life Storage	104,000	$8,508,240
Ramco-Gershenson Properties Trust	487,800	6,346,278
Summit Hotel Properties	541,400	8,656,986
Washington Real Estate Investment
Trust	319,900	10,479,924
		98,055,047
Technology – 13.21%
Brocade Communications Systems	218,800	2,614,660
Cirrus Logic †	150,700	8,035,324
CommScope Holding †	420,645	13,969,621
MaxLinear Class A †	308,500	7,326,875
NetScout Systems †	302,963	9,800,853
ON Semiconductor †	887,900	16,399,513
PTC †	221,100	12,443,508
Super Micro Computer †	287,800	6,360,380
Synopsys †	321,700	25,906,501
Tech Data †	119,929	10,655,692
Teradyne	464,400	17,317,476
Tower Semiconductor †	333,600	10,258,200
TTM Technologies †	425,900	6,546,083
Viavi Solutions †	379,400	3,589,124
Vishay Intertechnology	745,700	14,019,160
		165,242,970
Transportation – 1.96%
Kirby †	84,900	5,599,155
Saia †	110,150	6,900,898
Werner Enterprises	330,000	12,061,500
		24,561,553
Utilities – 2.83%
ALLETE	119,700	9,251,613
Black Hills	203,100	13,987,497
El Paso Electric	220,800	12,199,200
		35,438,310
Total Common Stock
(cost $803,620,765)		1,222,127,823

	Principal
	amount°
Short-Term Investments – 2.27%
Discount Notes – 1.37% ≠
Federal Farm Credit 0.784% 10/5/17	2,134,258	2,134,082
Federal Home Loan Bank
0.35% 10/2/17	295,686	295,680
0.947% 10/19/17	10,434,433	10,429,602
0.982% 11/13/17	4,268,516	4,263,586
		17,122,950
Repurchase Agreements – 0.90%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,971,403 (collateralized by US
government obligations
3.375% 11/15/19; market value
$2,010,665)	1,971,238	1,971,238
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $4,928,474 (collateralized by US
government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$5,026,658)	4,928,096	4,928,096
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $4,311,359 (collateralized by US
government obligations
0.00–3.375%
1/4/18–5/15/45; market value
$4,397,220)	4,311,000	4,311,000
		11,210,334
Total Short-Term Investments
(cost $28,332,647)		28,333,284

Total Value of Securities – 99.96%
(cost $831,953,412)	1,250,461,107
Receivables and Other Assets Net of Liabilities – 0.04%	557,120
Net Assets Applicable to 30,877,726 Shares Outstanding – 100.00%	$1,251,018,227
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP- 884 [9/17] 11/17 (298267)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,222,127,823	$—	$1,222,127,823
Short-Term Investments	—	28,333,284	28,333,284
Total Value of Securities	$1,222,127,823	$28,333,284	$1,250,461,107

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2017, there were no Level 3 investments.

NQ-VIP- 884 [9/17] 11/17 (298267)	Small Cap Value Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [9/17] 11/17 (298267)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.23%
Basic Materials – 8.85%
Axalta Coating Systems †	110,889	$3,206,910
Balchem	81,782	6,648,059
Continental Building Products †	225,662	5,867,212
Eastman Chemical	69,486	6,287,788
Huntsman	231,420	6,345,536
Kaiser Aluminum	47,595	4,908,948
Minerals Technologies	87,722	6,197,559
Neenah Paper	80,453	6,882,754
Reliance Steel & Aluminum	89,493	6,816,682
Worthington Industries	130,450	6,000,700
		59,162,148
Business Services – 5.50%
ABM Industries	91,450	3,814,379
Aramark	186,399	7,569,663
Convergys	203,606	5,271,359
Gartner †	42,848	5,330,720
On Assignment †	94,360	5,065,245
US Ecology	84,250	4,532,650
WageWorks †	85,515	5,190,761
		36,774,777
Capital Goods – 9.61%
AAON	88,748	3,059,587
Barnes Group	70,071	4,935,801
Belden	46,825	3,770,817
BWX Technologies	50,450	2,826,209
ESCO Technologies	57,003	3,417,330
Esterline Technologies †	35,125	3,166,519
Graco	30,728	3,800,746
Granite Construction	136,093	7,886,589
Kadant	68,950	6,795,023
KLX †	67,543	3,575,051
Lincoln Electric Holdings	54,860	5,029,565
Oshkosh	49,950	4,122,873
Rockwell Collins	31,277	4,088,217
United Rentals †	29,075	4,033,866
Woodward	47,450	3,682,595
		64,190,788
Communications Services – 0.99%
InterXion Holding †	130,038	6,622,835
		6,622,835
Consumer Discretionary – 3.10%
Five Below †	88,101	4,834,983
Malibu Boats Class A †	156,491	4,951,375
Steven Madden †	146,461	6,341,761
Tractor Supply	72,042	4,559,538
		20,687,657
Consumer Services – 2.18%
Cheesecake Factory	67,053	2,824,272
Chuy’s Holdings †	78,234	1,646,826
Del Frisco’s Restaurant Group †	203,252	2,957,317
Hawaiian Holdings †	78,229	2,937,499
Jack in the Box	41,250	4,204,200
		14,570,114
Consumer Staples – 1.80%
Casey’s General Stores	39,485	4,321,633
J&J Snack Foods	24,753	3,250,069
Pinnacle Foods	77,577	4,435,077
		12,006,779
Credit Cyclicals – 2.16%
BorgWarner	123,275	6,315,378
Tenneco	133,264	8,085,127
		14,400,505
Energy – 5.01%
Carrizo Oil & Gas †	134,442	2,302,991
Core Laboratories	21,622	2,134,091
Diamondback Energy †	81,342	7,968,262
Parsley Energy Class A †	204,402	5,383,949
Patterson-UTI Energy	149,103	3,122,217
RSP Permian †	80,255	2,776,020
SRC Energy †	446,128	4,314,058
Superior Energy Services †	281,585	3,007,328
US Silica Holdings	78,339	2,433,993
		33,442,909
Financial Services – 16.96%
Arthur J. Gallagher	88,194	5,428,341
East West Bancorp	104,191	6,228,538
Essent Group †	143,833	5,825,237
Great Western Bancorp	178,437	7,365,879
Lazard Class A	157,915	7,140,916
MGIC Investment †	686,240	8,598,587
Old National Bancorp	337,466	6,175,628
Primerica	73,039	5,956,330
Prosperity Bancshares	83,692	5,501,075
Reinsurance Group of America	55,185	7,699,963
Selective Insurance Group	77,204	4,157,435
Sterling Bancorp	257,728	6,352,995
Stifel Financial	142,354	7,610,245
Umpqua Holdings	329,430	6,427,179
Validus Holdings	98,178	4,831,339
Webster Financial	109,614	5,760,216
Western Alliance Bancorp †	145,922	7,745,540
WSFS Financial	92,918	4,529,753
		113,335,196
Healthcare – 12.74%
ABIOMED †	39,303	6,626,486
Align Technology †	29,939	5,576,738
Alkermes †	96,827	4,922,685
Bio-Techne	48,900	5,911,521
Catalent †	150,245	5,997,780
DexCom †	85,134	4,165,181

NQ-VIP- 874 [9/17] 11/17 (298180)	Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Healthcare (continued)
Exact Sciences †	83,768	$3,947,148
HealthSouth	109,589	5,079,450
ICON (Ireland) †	61,026	6,949,641
Ligand Pharmaceuticals Class B †	49,854	6,787,622
Medicines †	120,552	4,465,246
Neurocrine Biosciences †	101,670	6,230,338
TESARO †	46,125	5,954,738
WellCare Health Plans †	34,562	5,935,678
West Pharmaceutical Services	68,376	6,581,874
		85,132,126
Media – 1.05%
Cinemark Holdings	77,949	2,822,533
Interpublic Group of Cos	201,678	4,192,886
		7,015,419
Real Estate Investment Trusts – 8.30%
Apartment Investment & Management	129,671	5,687,370
Brixmor Property Group	311,302	5,852,478
DCT Industrial Trust	55,503	3,214,734
EPR Properties	79,476	5,542,656
Equity Commonwealth †	114,925	3,493,720
First Industrial Realty Trust	103,860	3,125,147
Gramercy Property Trust	142,183	4,301,036
Kite Realty Group Trust	326,860	6,618,915
Life Storage	84,487	6,911,881
Pebblebrook Hotel Trust	128,972	4,661,048
Ramco-Gershenson Properties Trust	467,193	6,078,181
		55,487,166
Technology – 13.79%
Arista Networks †	24,994	4,739,112
Blackbaud	28,480	2,500,544
ExlService Holdings †	96,841	5,647,767
GrubHub †	87,406	4,602,800
Guidewire Software †	62,304	4,850,989
II-VI †	90,743	3,734,074
j2 Global	76,591	5,658,543
KeyW Holding †	293,333	2,232,264
LendingTree †	20,582	5,031,270
MACOM Technology Solutions
Holdings †	68,716	3,065,421
MaxLinear Class A †	221,786	5,267,418
Microsemi †	116,673	6,006,326
NETGEAR †	83,692	3,983,739
Paycom Software †	34,727	2,603,136
Proofpoint †	62,454	5,447,238
PTC †	60,774	3,420,361
Semtech †	143,136	5,374,757
SS&C Technologies Holdings	103,501	4,155,565
Tyler Technologies †	30,533	5,322,513
WNS Holdings ADR †	137,401	5,015,137
Yelp †	79,831	3,456,682
		92,115,656
Transportation – 1.90%
Genesee & Wyoming †	80,662	5,969,795
XPO Logistics †	99,002	6,710,356
		12,680,151
Utilities – 3.29%
NorthWestern	123,866	7,052,930
South Jersey Industries	186,914	6,454,140
Spire	113,276	8,456,053
		21,963,123
Total Common Stock
(cost $588,451,036)		649,587,349

	Principal
	amount°
Short-Term Investments – 2.66%
Discount Notes – 1.54% ≠
Federal Farm Credit
0.784% 10/5/17	1,424,324	1,424,207
Federal Home Loan Bank
0.35% 10/2/17	196,387	196,383
0.947% 10/19/17	5,838,419	5,835,716
0.982% 11/13/17	2,848,647	2,845,357
		10,301,663
Repurchase Agreement – 1.12%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,309,357 (collateralized by US
government obligations
3.375% 11/15/19; market value
$1,335,434)	1,309,248	1,309,248
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $3,273,370 (collateralized by US
government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$3,338,582)	3,273,119	3,273,119

NQ-VIP- 874 [9/17] 11/17 (298180)	Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreement (continued)
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $2,863,498 (collateralized by US
government obligations
0.00%–3.375%
1/4/18–5/15/45; market value
$2,920,524)	2,863,259	$2,863,259
		7,445,626
Total Short-Term Investments
(cost $17,746,905)		17,747,289

Total Value of Securities – 99.89%
(cost $606,197,941)		$667,334,638
Receivables and Other Assets Net of Liabilities – 0.11%		761,451
Net Assets Applicable to 23,152,538 Shares Outstanding – 100.00%		$668,096,089
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP- 874 [9/17] 11/17 (298180)	Smid Cap Core Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Smid Cap Core Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$649,587,349	$—	$649,587,349
Short-Term Investments	—	17,747,289	17,747,289
Total Value of Securities	$649,587,349	$17,747,289	$667,334,638

NQ-VIP- 874 [9/17] 11/17 (298180)	Smid Cap Core Series-4

(Unaudited)

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on the fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [9/17] 11/17 (298180)	Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.41% ✧
Consumer Discretionary – 20.66%
Dollar General	102,940	$8,343,287
eBay †	396,932	15,266,005
Liberty Global Class A †	87,981	2,983,436
Liberty Global Class C †	326,149	10,665,072
Liberty Interactive Corp. QVC Group Class A †	620,422	14,623,346
Nielsen Holdings	187,179	7,758,570
Quintiles IMS Holdings †	135,947	12,924,481
TripAdvisor †	211,057	8,554,140
		81,118,337
Financial Services – 30.98%
Charles Schwab	276,997	12,115,849
CME Group	7,206	977,710
Crown Castle International	159,781	15,974,904
Equinix	18,812	8,395,796
Intercontinental Exchange	211,124	14,504,219
Mastercard Class A	137,715	19,445,358
PayPal Holdings †	425,300	27,231,959
Visa Class A	218,679	23,013,778
		121,659,573
Healthcare – 13.88%
Allergan	39,641	8,124,423
Biogen †	48,998	15,342,254
Celgene †	143,092	20,865,675
DENTSPLY SIRONA	169,617	10,144,793
		54,477,145
Industrials – 3.54%
FedEx	61,621	13,900,465
		13,900,465
Technology – 28.35%
Alphabet Class A †	15,004	14,609,695
Alphabet Class C †	11,251	10,790,947
ASML Holding (New York Shares)	52,257	8,946,398
Electronic Arts †	94,629	11,171,900
Facebook Class A †	80,539	13,761,699
Microsoft	304,308	22,667,903
NVIDIA	41,617	7,439,871
Symantec	375,098	12,306,965
Take-Two Interactive Software †	94,271	9,637,324
		111,332,702
Total Common Stock (cost $259,504,915)		382,488,222

	Principal
	amount°
Short-Term Investments – 0.03%
Discount Notes – 0.03% ≠
Federal Farm Credit 0.784% 10/5/17	30,484	30,482
Federal Home Loan Bank
0.947% 10/19/17	25,822	25,810
0.982% 11/13/17	60,969	60,899
		117,191
Total Short-Term Investments
(cost $117,186)		117,191

Total Value of Securities – 97.44%
(cost $259,622,101)	382,605,413
Receivables and Other Assets Net of Liabilities – 2.56%	10,053,142
Net Assets Applicable to 36,693,646 Shares Outstanding – 100.00%	$392,658,555

____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP- 888 [9/17] 11/17 (298274)	U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$382,488,222	$—	$382,488,222
Short-Term Investments	—	117,191	117,191
Total Value of Securities	$382,488,222	$117,191	$382,605,413

NQ-VIP- 888 [9/17] 11/17 (298274)	U.S. Growth Series-2

(Unaudited)

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [9/17] 11/17 (298274)	U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.04%
Consumer Discretionary – 6.04%
Dollar Tree †	289,100	$25,099,662
Lowe’s	299,100	23,910,054
		49,009,716
Consumer Staples – 8.77%
Archer-Daniels-Midland	550,200	23,389,002
CVS Health	296,300	24,095,116
Mondelez International	583,100	23,708,846
		71,192,964
Energy – 15.95%
Chevron	211,700	24,874,750
ConocoPhillips	518,700	25,960,935
Halliburton	577,100	26,563,913
Marathon Oil	2,017,657	27,359,429
Occidental Petroleum	384,900	24,714,429
		129,473,456
Financials – 12.07%
Allstate	270,500	24,861,655
Bank of New York Mellon	451,400	23,933,228
BB&T	513,400	24,098,996
Marsh & McLennan	299,700	25,117,857
		98,011,736
Healthcare – 20.29%
Abbott Laboratories	462,300	24,668,328
Cardinal Health	345,000	23,087,400
Express Scripts Holding †	384,250	24,330,710
Johnson & Johnson	181,100	23,544,811
Merck & Co.	369,800	23,678,294
Pfizer	696,341	24,859,374
Quest Diagnostics	219,900	20,591,436
		164,760,353
Industrials – 9.22%
Northrop Grumman	89,200	25,664,624
Raytheon	131,300	24,497,954
Waste Management	315,700	24,709,839
		74,872,417
Information Technology – 11.97%
CA	727,216	24,274,470
Cisco Systems	750,600	25,242,678
Intel	661,800	25,201,344
Oracle	464,000	22,434,400
		97,152,892
Materials – 2.92%
DowDuPont	342,156	23,687,460
		23,687,460
Real Estate – 2.82%
Equity Residential	346,800	22,864,524
		22,864,524
Telecommunications – 6.16%
AT&T	647,124	25,347,847
Verizon Communications	498,900	24,690,561
		50,038,408
Utilities – 2.83%
Edison International	297,500	22,958,075
		22,958,075
Total Common Stock
(cost $508,906,756)		804,022,001

	Principal
	amount°
Short-Term Investments – 0.95%
Discount Notes – 0.57% ≠
Federal Farm Credit 0.784% 10/5/17	635,365	635,313
Federal Home Loan Bank
0.35% 10/2/17	82,389	82,387
0.947% 10/19/17	2,630,263	2,629,045
0.982% 11/13/17	1,270,729	1,269,262
		4,616,007
Repurchase Agreements – 0.38%
Bank of America Merrill Lynch
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $549,306 (collateralized by US
government obligations
3.375% 11/15/19; market value
$560,246)	549,260	549,260
Bank of Montreal
0.92%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,373,256 (collateralized by US
government obligations
0.125%–3.75%
7/31/19–11/15/43; market value
$1,400,614)	1,373,151	1,373,151

NQ-VIP- 872 [9/17] 11/17 (298194)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.00%, dated 9/29/17, to be
repurchased on 10/2/17, repurchase
price $1,201,305 (collateralized by US
government obligations
0.00%–3.375%
1/4/18–5/15/45; market value
$1,225,229)	1,201,205	$1,201,205
		3,123,616
Total Short-Term Investments
(cost $7,739,451)		7,739,623

Total Value of Securities – 99.99%
(cost $516,646,207)		$811,761,624
Receivables and Other Assets Net of Liabilities – 0.01%		76,459
Net Assets Applicable to 27,170,848 Shares Outstanding – 100.00%		$811,838,083
__________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP- 872 [9/17] 11/17 (298194)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) -Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation— Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$804,022,001	$—	$804,022,001
Short-Term Investments	—	7,739,623	7,739,623
Total Value of Securities	$804,022,001	$7,739,623	$811,761,624

During the period ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended Sept. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [9/17] 11/17 (298194)	Value Series-3

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: